                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2016
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2016

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENTS OF ASSETS AND LIABILITIES........................  6
        STATEMENTS OF OPERATIONS....................................  8
        STATEMENTS OF CHANGES IN NET ASSETS.........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 14
        NOTES TO FINANCIAL STATEMENTS............................... 69
        APPROVAL OF ADVISORY AGREEMENTS............................. 84

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six month period ended September 30, 2016. It was a time wherein fixed income market performance was primarily driven by shifting expectations about global economic growth and central bank policy. For this semi-annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index/*/, a broad measure of the U.S. fixed income market, returned 2.68%.

As the semi-annual period began in April 2016, accommodative central bank monetary policy, near-term stabilization in China and a rebound in commodity prices supported global fixed income markets. However, investors turned more cautious in June 2016 as the outcome of the referendum on the U.K.'s membership in the European Union moved into sharper focus. The U.K.'s surprise vote to leave the European Union, popularly known as Brexit, led to a spike in global financial market volatility and a flight to safety at the end of the second calendar quarter, with U.K. and European equity and credit markets bearing the brunt of the sell-off. In the U.S., economic data released during the second calendar quarter was generally constructive, but the Federal Reserve (the "Fed") held interest rates steady, while upholding its baseline view for a gradual tightening in monetary policy. After a flurry of hawkish Fed rhetoric in May 2016, markets started to come around to the idea of a possible rate hike in June or July 2016. However, a weak U.S. payroll report in early June 2016 and growing uncertainty over Brexit started to unwind some of those expectations, and the Fed held rates steady at its June 2016 meeting amid lingering uncertainty about the strength of the global economy. For the second calendar quarter overall, global government bond yields fell across most developed market economies. Outperforming U.S. Treasuries was the high yield corporate bond sector, assisted by a rally in oil and other commodity prices. Emerging markets debt also performed well, as spreads, or yield differentials to U.S. Treasuries, tightened. Investment grade corporate bonds and commercial mortgage-backed securities outpaced U.S. Treasuries as well. Residential mortgage-backed securities and asset-backed securities posted positive returns but lagged U.S. Treasuries for the quarter.

Volatility across the major fixed income asset classes declined markedly in the third calendar quarter of 2016 as fears about the adverse consequences of Brexit subsided. Credit sectors more than fully recovered from their post-Brexit shock, as the negative impact on financial markets turned out to be smaller than originally feared. Expectations of an extended period of central bank policy accommodation amid sluggish global economic growth also supported fixed income markets. That said, the policy paths of major central banks appeared to increasingly diverge during the third quarter of 2016. Some central banks, such as those of Australia and New Zealand, acted to counter slowing economic growth and disinflationary pressures. The Bank of England unveiled a stimulus package designed to prevent a recession following the country's vote to leave the European Union. The Bank of Japan made changes whereby it aimed to keep the yield on its 10-year government bond near zero, and it introduced a commitment to expand its monetary base until core inflation overshoots its 2% target. In contrast, the European Central Bank (ECB) kept its stimulus program unchanged, as did the Fed. For the third calendar quarter as a whole, global government bond yields diverged, rising in the U.S. and Japan and falling in the U.K., Europe, Australia and Canada. Most spread, or non-government bond, sectors posted positive total returns as spreads tightened, with lower quality sectors leading the way.

For the semi-annual period overall, U.S. Treasury securities posted positive returns, with the yield on the 10-year U.S. Treasury declining approximately 18 basis points+ to 1.59% by the end of September 2016. The U.S. Treasury yield curve, or spectrum of maturities, flattened during the six months ended September 30, 2016, as yields on maturities of less than four years rose and yields on maturities of four years and longer fell. Non-U.S. Treasury sectors generally outperformed U.S. Treasuries. High yield corporate bonds outperformed U.S. Treasuries by a double-digit margin, followed at some distance by emerging markets debt and investment grade corporate bonds. Commercial mortgage-backed securities, agency securities, mortgage-backed securities and asset-backed securities also outperformed U.S. Treasuries, albeit more modestly.

Against this backdrop, each of the SunAmerica Income Funds generated positive absolute returns during the six-month period ended September 30, 2016. On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Income Funds during this semi-annual period.

We thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or www.safunds.com.

Sincerely,

The SunAmerica Income Funds Investment Professionals

         Timothy Campion      Robert Vanden Assem  David L. Albrycht
         Andrew Doulos        Anders Faergemann    Frank Ossino
         Kara Murphy          Dana Burns           Jonathan Stanley
         Andrew Sheridan      John Yovanovic
         Jane Bayar

--------
Past performance is no guarantee of future results.

* The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+ A basis point is 1/100/th/ of a percentage point.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2016 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2016 and held until September 30, 2016.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2016" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2016 -- (unaudited) (continued)


                                              Actual                                  Hypothetical
                            ------------------------------------------ ------------------------------------------
                                                                                     Ending Account
                                          Ending Account Expenses Paid                Value using   Expenses Paid
                                           Value using    During the                 a Hypothetical  During the
                              Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                            Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                             at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,  Expense
Fund                            2016           2016          2016*         2016           2016          2016*       Ratio*
----                        ------------- -------------- ------------- ------------- -------------- ------------- ----------
U.S. Government Securities
  Class A#.................   $1,000.00     $1,012.65       $ 4.99       $1,000.00     $1,020.10       $ 5.01        0.99%
  Class C#.................   $1,000.00     $1,009.36       $ 8.26       $1,000.00     $1,016.85       $ 8.29        1.64%
Strategic Bond Fund
  Class A..................   $1,000.00     $1,067.87       $ 6.89       $1,000.00     $1,018.40       $ 6.73        1.33%
  Class B..................   $1,000.00     $1,064.33       $10.30       $1,000.00     $1,015.09       $10.05        1.99%
  Class C..................   $1,000.00     $1,061.02       $10.23       $1,000.00     $1,015.14       $10.00        1.98%
  Class W..................   $1,000.00     $1,068.94       $ 5.81       $1,000.00     $1,019.45       $ 5.67        1.12%
Flexible Credit Fund
  Class A..................   $1,000.00     $1,060.45       $ 7.49       $1,000.00     $1,017.80       $ 7.33        1.45%
  Class C..................   $1,000.00     $1,056.82       $10.67       $1,000.00     $1,014.69       $10.45        2.07%
  Class W..................   $1,000.00     $1,064.82       $ 6.16       $1,000.00     $1,019.10       $ 6.02        1.19%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2016" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- September 30, 2016 --
        (unaudited)

                                                             U.S. Government   Strategic     Flexible
                                                               Securities        Bond         Credit
                                                                  Fund           Fund          Fund
                                                             --------------- ------------  ------------
ASSETS:
Investments at value (unaffiliated)*........................  $192,301,698   $404,072,201  $346,211,528
Repurchase agreements (cost approximates value).............    11,282,000      1,203,000            --
                                                              ------------   ------------  ------------
 Total investments..........................................   203,583,698    405,275,201   346,211,528
                                                              ------------   ------------  ------------
Cash........................................................           584      1,300,291       652,515
Foreign cash*...............................................            --        139,560         7,171
Receivable for:
 Shares of beneficial interest sold.........................        99,397        780,478     1,577,921
 Dividends and interest.....................................       862,408      4,334,916     3,338,972
 Investments sold...........................................            --     10,225,485     3,563,424
Prepaid Expenses and other assets...........................         3,918          4,532         5,850
Due from investment adviser for expense reimbursements/fee
 waivers....................................................       130,487             --            --
Unrealized appreciation on forward foreign currency
 contracts..................................................            --         95,102            --
                                                              ------------   ------------  ------------
Total Assets................................................   204,680,492    422,155,565   355,357,381
                                                              ------------   ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.....................       165,814        742,102       780,303
 Investments purchased......................................            --     34,101,093    17,049,067
 Investment advisory and management fees....................       107,542        207,292       199,357
 Distribution and service maintenance fees..................        73,540        204,372       112,157
 Transfer agent fees and expenses...........................        44,928         82,800        68,707
 Trustees' fees and expenses................................           727          1,352           624
 Other accrued expenses.....................................        70,890        136,670        80,830
Dividends payable...........................................            --         57,609       213,234
Line of credit..............................................            --             --     1,211,297
Unrealized depreciation on forward foreign currency
 contracts..................................................            --         14,817            --
                                                              ------------   ------------  ------------
Total Liabilities...........................................       463,441     35,548,107    19,715,576
                                                              ------------   ------------  ------------
Net Assets..................................................  $204,217,051   $386,607,458  $335,641,805
                                                              ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01........................  $    211,975   $  1,126,304  $    979,364
Paid-in capital.............................................   208,510,575    457,794,197   394,200,684
                                                              ------------   ------------  ------------
                                                               208,722,550    458,920,501   395,180,048
Accumulated undistributed net investment income (loss)......    (1,308,347)    (2,958,555)      302,269
Accumulated undistributed net realized gain (loss) on
 investments, swap contracts, futures contracts, options
 contracts, securities sold short and foreign exchange
 transactions and capital gain distributions from
 underlying funds...........................................   (12,180,269)   (74,428,448)  (60,660,851)
Unrealized appreciation (depreciation) on investments.......     8,983,117      4,995,200       821,166
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................            --         78,760          (827)
                                                              ------------   ------------  ------------
Net Assets..................................................  $204,217,051   $386,607,458  $335,641,805
                                                              ============   ============  ============
*Cost
 Investment securities (unaffiliated).......................  $183,318,581   $399,077,001  $345,390,362
                                                              ============   ============  ============
 Foreign cash...............................................  $         --   $    138,615  $      7,998
                                                              ============   ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- September 30, 2016 -- (unaudited) (continued)

                                                                       U.S. Government  Strategic     Flexible
                                                                         Securities       Bond         Credit
                                                                            Fund          Fund          Fund
                                                                       --------------- ------------ ------------
Class A (unlimited shares authorized):
Net assets............................................................  $175,082,929   $172,184,715 $142,525,486
Shares of beneficial interest issued and outstanding..................    18,171,672     50,228,696   41,664,642
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge).........................  $       9.63   $       3.43 $       3.42
Maximum sales charge (4.75% of offering price)........................  $       0.48   $       0.17 $       0.17
                                                                        ------------   ------------ ------------
Maximum offering price to public......................................  $      10.11   $       3.60 $       3.59
                                                                        ============   ============ ============
Class B (unlimited shares authorized):
Net assets............................................................  $         --   $ 31,081,967 $         --
Shares of beneficial interest issued and outstanding..................            --      9,071,105           --
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................  $         --   $       3.43 $         --
                                                                        ============   ============ ============
Class C (unlimited shares authorized):
Net assets............................................................  $ 29,134,122   $149,523,670 $ 70,755,582
Shares of beneficial interest issued and outstanding..................     3,025,786     43,460,533   20,553,784
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................  $       9.63   $       3.44 $       3.44
                                                                        ============   ============ ============
Class W (unlimited shares authorized):
Net assets............................................................  $         --   $ 33,817,106 $122,360,737
Shares of beneficial interest issued and outstanding..................            --      9,870,116   35,717,951
Net asset value, offering and redemption price per share..............  $         --   $       3.43 $       3.43
                                                                        ============   ============ ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF OPERATIONS -- For the six months ended September 30, 2016 -- (unaudited)

                                                                             U.S. Government  Strategic     Flexible
                                                                               Securities       Bond         Credit
                                                                                  Fund          Fund          Fund
                                                                             --------------- -----------  -----------
INCOME:
 Dividends (unaffiliated)...................................................   $       --    $    19,329  $   103,784
 Interest (unaffiliated)....................................................    1,811,296      8,142,582    8,238,578
                                                                               ----------    -----------  -----------
   Total investment income*.................................................    1,811,296      8,161,911    8,342,362
                                                                               ----------    -----------  -----------
EXPENSES:
 Investment advisory and management fees....................................      632,112      1,256,860    1,122,794
 Distribution and service maintenance fees:
   Class A..................................................................      287,972        308,410      231,389
   Class B..................................................................           --        154,688           --
   Class C..................................................................      150,121        756,538      331,590
 Service fees -- Class W....................................................           --         23,421       78,743
 Transfer agent fees:
   Class A..................................................................      198,978        211,135      156,580
   Class B..................................................................           --         37,246           --
   Class C..................................................................       37,193        174,964       75,803
   Class W..................................................................           --         34,875      116,314
 Registration fees:
   Class A..................................................................       13,227          7,567       30,115
   Class B..................................................................           --          3,427           --
   Class C..................................................................       14,278         16,173        9,171
   Class W..................................................................           --          3,403        4,758
 Custodian and accounting fees..............................................       18,775         56,004       31,119
 Reports to shareholders....................................................       18,730         41,302       20,800
 Audit and tax fees.........................................................       23,600         30,440       30,924
 Legal fees.................................................................        6,338         10,332        7,955
 Trustees' fees and expenses................................................        5,209         10,546        7,394
 Interest expense...........................................................          257             --        4,732
 Other expenses.............................................................        7,478         11,313        9,654
                                                                               ----------    -----------  -----------
   Total expenses before fee waivers, expense reimbursements and expense
    recoupments.............................................................    1,414,268      3,148,644    2,269,835
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 3)........................................................     (353,520)            --           --
                                                                               ----------    -----------  -----------
   Net expenses.............................................................    1,060,748      3,148,644    2,269,835
                                                                               ----------    -----------  -----------
   Net investment income (loss).............................................      750,548      5,013,267    6,072,527
                                                                               ----------    -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......................      371,527     (2,011,548)   1,003,606
Net realized foreign exchange gain (loss) on other assets and liabilities...           --       (442,170)       3,113
                                                                               ----------    -----------  -----------
Net realized gain (loss) on investments and foreign currencies..............      371,527     (2,453,718)   1,006,719
                                                                               ----------    -----------  -----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated).............................................................    1,127,654     19,935,258   10,643,526
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................................           --      1,672,998          (93)
                                                                               ----------    -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies............    1,127,654     21,608,256   10,643,433
                                                                               ----------    -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................    1,499,181     19,154,538   11,650,152
                                                                               ----------    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............   $2,249,729    $24,167,805  $17,722,679
                                                                               ==========    ===========  ===========
* Net of foreign withholding taxes on interest and dividends of.............   $       --    $        24  $        --
                                                                               ==========    ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS


                                                                             U.S. Government
                                                                             Securities Fund
                                                                       --------------------------
                                                                          For the
                                                                        six months
                                                                           ended       For year
                                                                       September 30,     ended
                                                                           2016        March 31,
                                                                        (unaudited)      2016
                                                                       ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)......................................... $    750,548  $  1,356,002
 Net realized gain (loss) on investments and foreign currencies.......      371,527       182,870
 Net unrealized gain (loss) on investments and foreign currencies.....    1,127,654    (1,357,314)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from operations.......    2,249,729       181,558
                                                                       ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)......................................   (1,380,632)   (2,895,384)
 Net investment income (Class B)*.....................................           --            --
 Net investment income (Class C)......................................     (154,595)     (293,718)
 Net investment income (Class W)*.....................................           --            --
 Net realized gain on securities (Class A)............................           --            --
 Net realized gain on securities (Class B)*...........................           --            --
 Net realized gain on securities (Class C)............................           --            --
 Net realized gain on securities (Class W)*...........................           --            --
                                                                       ------------  ------------
Total distributions to shareholders...................................   (1,535,227)   (3,189,102)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6)................................................   15,369,424   (20,275,343)
                                                                       ------------  ------------
Total increase (decrease) in net assets...............................   16,083,926   (23,282,887)

NET ASSETS:
Beginning of period...................................................  188,133,125   211,416,012
                                                                       ------------  ------------
End of period+........................................................ $204,217,051  $188,133,125
                                                                       ============  ============
+ Includes accumulated undistributed net investment income (loss)..... $ (1,308,347) $   (523,668)
                                                                       ============  ============

* See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS -- (continued)

                            Strategic Bond Fund            Flexible Credit Fund
                        --------------------------      --------------------------
                           For the                         For the
                         six months                      six months
                            ended       For the year        ended       For the year
                        September 30,      ended        September 30,      ended
                            2016         March 31,          2016         March 31,
                         (unaudited)        2016         (unaudited)        2016
                        -------------   ------------    -------------   ------------
 INCREASE (DECREASE)
  IN NET ASSETS
 Operations:
  Net investment
    income (loss)...... $  5,013,267    $ 13,804,186    $  6,072,527    $  9,204,013
  Net realized gain
    (loss) on
    investments and
    foreign currencies.   (2,453,718)    (17,240,406)      1,006,719      (5,156,658)
  Net unrealized gain
    (loss) on
    investments and
    foreign currencies.   21,608,256      (8,304,403)     10,643,433      (7,105,660)
                        ------------    ------------    ------------    ------------
 Net increase
  (decrease) in net
  assets resulting
  from operations......   24,167,805     (11,740,623)     17,722,679      (3,058,305)
                        ------------    ------------    ------------    ------------

 Distributions to
  shareholders from:
  Net investment
    income (Class A)...   (3,163,277)     (8,053,946)     (2,646,274)     (4,950,089)
  Net investment
    income (Class B)*..     (452,372)     (1,193,570)             --              --
  Net investment
    income (Class C)...   (2,221,989)     (5,817,628)     (1,113,984)     (2,058,159)
  Net investment
    income (Class W)*..     (591,153)     (1,325,284)     (2,229,626)     (2,677,821)
  Net realized gain on
    securities
    (Class A)..........           --              --              --              --
  Net realized gain on
    securities
    (Class B)*.........           --              --              --              --
  Net realized gain on
    securities
    (Class C)..........           --              --              --              --
  Net realized gain on
    securities
    (Class W)*.........           --              --              --              --
                        ------------    ------------    ------------    ------------
 Total distributions
  to shareholders......   (6,428,791)    (16,390,428)     (5,989,884)     (9,686,069)
                        ------------    ------------    ------------    ------------
 Net increase
  (decrease) in net
  assets resulting
  from capital share
  transactions (Note 6)  (18,817,901)    (58,954,992)     45,801,793     104,299,983
                        ------------    ------------    ------------    ------------
 Total increase
  (decrease) in net
  assets...............   (1,078,887)    (87,086,043)     57,534,588      91,555,609

 NET ASSETS:
 Beginning of period...  387,686,345     474,772,388     278,107,217     186,551,608
                        ------------    ------------    ------------    ------------
 End of period+........ $386,607,458    $387,686,345    $335,641,805    $278,107,217
                        ============    ============    ============    ============
 + Includes
  accumulated
  undistributed net
  investment income
  (loss)............... $ (2,958,555)   $ (1,543,031)   $    302,269    $    219,626
                        ============    ============    ============    ============

*  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net                 Net
               Asset                 (both               Dividends    from net            Asset              Assets,
              Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
             beginning investment     and     investment investment   gains on    Distri- end of   Total     period
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2)   (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------
                                                                          Class A
                                                                          -------
 03/31/12     $ 9.51     $0.17      $ 0.62      $ 0.79     $(0.22)     $(0.02)    $(0.24) $10.06    8.34%(4) $118,434
 03/31/13      10.06      0.14        0.05        0.19      (0.21)      (0.13)     (0.34)   9.91    1.84      121,807
 03/31/14       9.91      0.14       (0.45)      (0.31)     (0.17)         --      (0.17)   9.43   (3.11)     106,747
 03/31/15       9.43      0.12        0.34        0.46      (0.16)         --      (0.16)   9.73    4.94      187,417
 03/31/16       9.73      0.08       (0.05)       0.03      (0.17)         --      (0.17)   9.59    0.33      156,468
 09/30/16+      9.59      0.04        0.08        0.12      (0.08)         --      (0.08)   9.63    1.27      175,083
                                                                          Class C
                                                                          -------
 03/31/12     $ 9.50     $0.11      $ 0.61      $ 0.72     $(0.15)     $(0.02)    $(0.17) $10.05    7.64%(4) $ 14,673
 03/31/13      10.05      0.08        0.05        0.13      (0.14)      (0.13)     (0.27)   9.91    1.28       12,226
 03/31/14       9.91      0.08       (0.46)      (0.38)     (0.11)         --      (0.11)   9.42   (3.84)       7,295
 03/31/15       9.42      0.06        0.34        0.40      (0.10)         --      (0.10)   9.72    4.27       23,999
 03/31/16       9.72      0.01       (0.03)      (0.02)     (0.11)         --      (0.11)   9.59   (0.22)      31,665
 09/30/16+      9.59      0.01        0.08        0.09      (0.05)         --      (0.05)   9.63    0.94       29,134



                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------


    0.99%         1.73%        152%
    0.99          1.40          89
    0.99          1.42         122
    0.99          1.24          57
    0.99          0.81          36
    0.99(5)       0.87(5)       46


    1.64%         1.08%        152%
    1.64          0.76          89
    1.64          0.77         122
    1.64          0.61          57
    1.64          0.16          36
    1.64(5)       0.22(5)       46

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/12 03/31/13 03/31/14 03/31/15 03/31/16 09/30/16+(5)
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.39%    0.40%    0.40%    0.38%    0.37%      0.35%
U.S. Government Securities Fund Class C.   0.46     0.45     0.57     0.50     0.39       0.44

(4)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        STRATEGIC BOND FUND
                                                                        -------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/12               $3.46     $0.16      $ 0.02      $ 0.18     $(0.19)       $--      $(0.19) $3.45     5.30%  $299,325
03/31/13                3.45      0.13        0.16        0.29      (0.14)        --       (0.14)  3.60     8.64    336,759
03/31/14                3.60      0.14       (0.06)       0.08      (0.15)        --       (0.15)  3.53     2.34    255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
09/30/16+               3.27      0.05        0.17        0.22      (0.06)        --       (0.06)  3.43     6.79    172,185
                                                                              Class B
                                                                              -------
03/31/12               $3.46     $0.14      $ 0.01      $ 0.15     $(0.16)       $--      $(0.16) $3.45     4.60%  $ 52,000
03/31/13                3.45      0.11        0.15        0.26      (0.12)        --       (0.12)  3.59     7.62     56,776
03/31/14                3.59      0.12       (0.05)       0.07      (0.13)        --       (0.13)  3.53     1.95     46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
09/30/16+               3.27      0.04        0.17        0.21      (0.05)        --       (0.05)  3.43     6.43     31,082
                                                                              Class C
                                                                              -------
03/31/12               $3.48     $0.14      $ 0.02      $ 0.16     $(0.17)       $--      $(0.17) $3.47     4.63%  $251,425
03/31/13                3.47      0.11        0.15        0.26      (0.12)        --       (0.12)  3.61     7.62    270,965
03/31/14                3.61      0.12       (0.06)       0.06      (0.13)        --       (0.13)  3.54     1.69    197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
09/30/16+               3.29      0.04        0.16        0.20      (0.05)        --       (0.05)  3.44     6.10    149,524
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
09/30/16+               3.27      0.05        0.17        0.22      (0.06)        --       (0.06)  3.43     6.89     33,817



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.31%          4.72%          144%
   1.30           3.70           166
   1.31           4.01           158
   1.30           3.62           137
   1.34           3.54           108
   1.33(5)        2.86(5)        124


   1.98%          4.07%          144%
   1.97           3.02           166
   1.97           3.35           158
   1.97           2.95           137
   2.01           2.87           108
   1.99(5)        2.20(5)        124


   1.96%          4.09%          144%
   1.94           3.05           166
   1.96           3.37           158
   1.94           2.98           137
   1.98           2.90           108
   1.98(5)        2.21(5)        124


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.12(5)        3.06(5)        124

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                       03/31/15
                                                       --------
              Strategic Bond Fund Class W.............   0.69%(5)

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        FLEXIBLE CREDIT FUND
                                                                        --------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                              Class A
                                                                              -------
03/31/12               $3.50     $0.23      $(0.08)     $ 0.15     $(0.25)       $--      $(0.25) $3.40     4.52%   $ 81,477
03/31/13                3.40      0.20        0.18        0.38      (0.20)        --       (0.20)  3.58    11.42      74,175
03/31/14                3.58      0.19        0.00        0.19      (0.18)        --       (0.18)  3.59     5.60      70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
09/30/16+               3.29      0.07        0.13        0.20      (0.07)        --       (0.07)  3.42     6.05     142,525
                                                                              Class C
                                                                              -------
03/31/12               $3.53     $0.21      $(0.09)     $ 0.12     $(0.23)       $--      $(0.23) $3.42     3.56%   $ 36,723
03/31/13                3.42      0.18        0.18        0.36      (0.18)        --       (0.18)  3.60    10.67      33,918
03/31/14                3.60      0.17        0.00        0.17      (0.16)        --       (0.16)  3.61     4.92      30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
09/30/16+               3.31      0.06        0.13        0.19      (0.06)        --       (0.06)  3.44     5.68      70,756
                                                                              Class W
                                                                              -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%     13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
09/30/16+               3.29      0.07        0.14        0.21      (0.07)        --       (0.07)  3.43     6.48     122,361



                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------


    1.36%         6.72%        52%
    1.36          5.82         44
    1.36          5.41         49
    1.41          4.50         74
    1.45          3.92         52
    1.45(5)       4.05(5)      25


    2.01%         6.11%        52%
    2.01          5.18         44
    2.01          4.76         49
    2.06          3.88         74
    2.10          3.27         52
    2.07(5)       3.43(5)      25


    1.25%(5)      4.25%(5)     74%
    1.25          4.11         52
    1.19(5)       4.30(5)      25

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/12 03/31/13 03/31/14 03/31/15  03/31/16 09/30/16+(5)
                                         -------- -------- -------- --------  -------- ------------
Flexible Credit Fund Class A............   0.18%    0.16%    0.17%    0.19%     0.03%       --%
Flexible Credit Fund Class C............   0.19     0.16     0.18     0.20      0.02        --
Flexible Credit Fund Class W............     --       --       --     1.12(5)   0.04        --

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2016 -- (unaudited)

Industry Allocation*

                     Government National Mtg. Assoc.. 34.4%
                     United States Treasury Notes.... 16.8
                     United States Treasury Bonds.... 16.5
                     Federal Farm Credit Bank........ 14.5
                     Federal Home Loan Mtg. Corp.....  5.7
                     Repurchase Agreements...........  5.5
                     Federal Home Loan Bank..........  4.1
                     Federal National Mtg. Assoc.....  2.1
                     Small Business Administration...  0.1
                                                      ----
                                                      99.7%
                                                      ====

Credit Quality+#

                             Aaa........... 100.0%
                                            =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)

                                                 Principal    Value
                 Security Description             Amount     (Note 2)
         U.S. GOVERNMENT AGENCIES -- 60.9%
         Federal Farm Credit Bank -- 14.5%
            2.35% due 07/07/2025............... $ 4,350,000 $ 4,350,231
            2.36% due 06/16/2025...............  20,000,000  20,114,800
            2.63% due 02/24/2025...............   5,150,000   5,153,141
                                                            -----------
                                                             29,618,172
                                                            -----------
         Federal Home Loan Bank -- 4.1%
            0.75% due 08/15/2019(1)............   2,250,000   2,248,769
            1.69% due 02/26/2021...............   4,000,000   4,000,044
            2.14% due 12/05/2022...............     372,093     371,878
            4.50% due 09/13/2019...............   1,490,000   1,639,921
                                                            -----------
                                                              8,260,612
                                                            -----------
         Federal Home Loan Mtg. Corp. -- 5.7%
            3.50% due 08/01/2030...............   4,003,312   4,235,326
            3.50% due 12/01/2044...............   4,700,271   4,975,998
           Federal Home Loan Mtg. Corp. REMIC
            Series 3747, Class WA
            3.50% due 10/15/2030(2)............   2,336,622   2,475,523
                                                            -----------
                                                             11,686,847
                                                            -----------
         Federal National Mtg. Assoc. -- 2.1%
            2.50% due 11/01/2027...............   4,206,384   4,361,172
                                                            -----------
         Government National Mtg. Assoc. -- 34.4%
            3.50% due 11/15/2041...............     587,193     624,657
            3.50% due 03/15/2042...............     436,446     465,908
            3.50% due 06/15/2042...............   2,484,504   2,641,066
            3.50% due 07/15/2042...............     816,673     868,356
            3.50% due 02/20/2045...............   1,327,074   1,409,711
            4.00% due 03/15/2039...............     245,081     263,471
            4.00% due 04/15/2039...............     134,356     144,439
            4.00% due 06/15/2039...............     631,024     678,123
            4.00% due 12/15/2039...............     314,569     338,176
            4.00% due 08/15/2040...............     282,138     303,314
            4.00% due 09/15/2040...............     480,559     517,081
            4.00% due 11/15/2040...............     458,727     494,548
            4.00% due 12/15/2040...............     839,919     906,554
            4.00% due 02/15/2041...............     387,426     416,644
            4.00% due 03/15/2041...............     245,303     264,091
            4.00% due 07/15/2041...............     486,467     523,820
            4.00% due 08/15/2041...............     985,242   1,060,931
            4.00% due 09/15/2041...............   1,902,071   2,046,347
            4.00% due 10/15/2041...............     881,093     949,975
            4.00% due 11/15/2041...............   2,705,678   2,915,799
            4.00% due 12/15/2041...............   1,156,999   1,249,261
            4.00% due 01/15/2042...............   2,131,122   2,294,415
            4.00% due 02/15/2042...............   1,253,203   1,351,358
            4.00% due 03/15/2042...............     296,774     319,947
            4.00% due 06/15/2042...............     539,540     581,565
            4.50% due 05/15/2018...............      76,442      77,790
            4.50% due 08/15/2018...............      82,690      84,177
            4.50% due 09/15/2018...............     282,208     287,820
            4.50% due 10/15/2018...............     385,787     393,381
            4.50% due 09/15/2033...............     434,034     483,443
            4.50% due 03/15/2039...............     127,713     141,039
            4.50% due 04/15/2039...............     103,480     114,292
            4.50% due 05/15/2039...............     475,822     526,047
            4.50% due 06/15/2039...............   1,784,895   1,974,098
            4.50% due 07/15/2039...............     853,545     944,254
            4.50% due 09/15/2039...............     248,278     274,601

                                              Principal        Value
                 Security Description          Amount         (Note 2)
                Government National Mtg. Assoc. (continued)
                   4.50% due 10/15/2039...... $  259,638     $  286,883
                   4.50% due 11/15/2039......    260,199        287,743
                   4.50% due 12/15/2039......    699,102        773,223
                   4.50% due 01/15/2040......    329,268        364,288
                   4.50% due 02/15/2040......  1,375,200      1,520,131
                   4.50% due 03/15/2040......    795,626        880,850
                   4.50% due 04/15/2040......    818,762        906,147
                   4.50% due 05/15/2040......    340,803        377,805
                   4.50% due 06/15/2040......    373,076        412,006
                   4.50% due 07/15/2040......    684,493        757,557
                   4.50% due 08/15/2040......    176,858        195,950
                   4.50% due 09/15/2040......    178,779        198,777
                   4.50% due 11/15/2040......    248,925        275,832
                   4.50% due 01/15/2041......    238,716        263,623
                   4.50% due 02/15/2041......    265,375        293,065
                   4.50% due 03/15/2041......  1,719,955      1,902,319
                   4.50% due 04/15/2041......  1,006,950      1,113,870
                   4.50% due 05/15/2041......    337,058        372,573
                   4.50% due 06/15/2041......    554,920        613,374
                   4.50% due 07/15/2041......    164,740        181,929
                   4.50% due 08/15/2041......    515,115        570,368
                   4.50% due 04/20/2044......    978,108      1,056,591
                   5.00% due 04/15/2018......    320,640        328,309
                   5.00% due 05/15/2018......     34,302         34,665
                   5.00% due 08/15/2033......    483,722        543,298
                   5.00% due 10/15/2033......    789,380        884,857
                   5.00% due 05/15/2035......    131,791        146,909
                   5.00% due 08/15/2035......    440,775        495,816
                   5.00% due 03/15/2036......    176,945        197,652
                   5.00% due 05/15/2036......    111,675        125,693
                   5.00% due 09/15/2036......    254,695        285,033
                   5.00% due 10/15/2036......     96,017        107,031
                   5.00% due 01/15/2037......    256,728        286,179
                   5.00% due 02/15/2037......    473,208        530,518
                   5.00% due 03/15/2037......     95,615        107,548
                   5.00% due 04/15/2037......    682,266        765,530
                   5.00% due 04/15/2038......    577,358        649,139
                   5.00% due 05/15/2038......    286,166        320,701
                   5.00% due 08/15/2038......    707,553        789,117
                   5.00% due 01/15/2039......    261,771        294,312
                   5.00% due 02/15/2039......    141,913        159,520
                   5.00% due 03/15/2039......    142,330        158,658
                   5.00% due 04/15/2039......    211,172        237,399
                   5.00% due 07/20/2039......  1,352,611      1,491,243
                   5.00% due 08/15/2039......    379,790        425,635
                   5.00% due 09/20/2039......  4,440,580      4,963,152
                   5.00% due 10/15/2039......    922,078      1,031,630
                   5.00% due 11/15/2039......    790,601        889,469
                   5.00% due 12/15/2039......    659,829        741,402
                   5.00% due 04/15/2040......    672,020        755,032
                   5.00% due 05/15/2040......  1,299,157      1,453,645
                   5.00% due 07/20/2045......    616,628        670,430
                   5.50% due 06/15/2033......    867,829        988,655
                   5.50% due 07/15/2033......    134,765        154,232
                   5.50% due 10/15/2033......    206,960        236,571
                   5.50% due 01/15/2034......    609,922        696,190
                   5.50% due 02/15/2034......    323,668        374,130

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                             Principal     Value
                 Security Description         Amount      (Note 2)
            U.S. GOVERNMENT AGENCIES (continued)
            Government National Mtg. Assoc. (continued)
               5.50% due 04/20/2035........ $   575,404 $    653,342
               5.50% due 09/15/2035........     523,211      611,866
               5.50% due 10/15/2035........     400,450      457,404
               5.50% due 02/15/2038........     190,778      216,305
               5.50% due 04/15/2038........     108,198      122,294
               5.50% due 05/15/2038........     102,473      115,822
               5.50% due 09/15/2039........      94,566      107,149
               5.50% due 03/15/2040........     174,613      198,947
               5.50% due 08/15/2040........     127,891      144,552
               6.00% due 04/15/2028........     196,222      229,717
               6.00% due 08/15/2033........     314,954      369,788
               6.00% due 12/15/2033........     151,694      177,919
               6.00% due 07/15/2034........     116,291      133,225
               6.00% due 12/15/2034........     111,156      129,489
               6.00% due 09/20/2038........   1,405,389    1,609,557
               6.50% due 10/15/2031........     104,346      120,335
                                                        ------------
                                                          70,252,414
                                                        ------------
            Small Business Administration -- 0.1%
               6.30% due 06/01/2018........      84,901       87,755
                                                        ------------
            Total U.S. Government Agencies
               (cost $121,992,028).........              124,266,972
                                                        ------------
            U.S. GOVERNMENT TREASURIES -- 33.3%
            United States Treasury Bonds -- 16.5%
               2.25% due 08/15/2046........  16,000,000   15,710,000
               2.50% due 02/15/2045........   1,000,000    1,033,438
               4.25% due 11/15/2040........   8,000,000   11,015,624
               4.75% due 02/15/2041........   4,000,000    5,901,408
                                                        ------------
                                                          33,660,470
                                                        ------------

                                                Principal      Value
                Security Description             Amount       (Note 2)
        United States Treasury Notes -- 16.8%
           1.63% due 05/15/2026............... $25,000,000  $ 25,033,200
           2.00% due 02/15/2025...............   5,000,000     5,177,735
           2.00% due 08/15/2025...............   3,000,000     3,104,532
           3.13% due 05/15/2019...............   1,000,000     1,058,789
                                                            ------------
                                                              34,374,256
                                                            ------------
        Total U.S. Government Treasuries
           (cost $61,326,553).................                68,034,726
                                                            ------------
        Total Long-Term Investment Securities
           (cost $183,318,581)................               192,301,698
                                                            ------------
        REPURCHASE AGREEMENTS -- 5.5%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(3)
           (cost $11,282,000).................  11,282,000    11,282,000
                                                            ------------
        TOTAL INVESTMENTS
           (cost $194,600,581)(4).............        99.7%  203,583,698
        Other assets less liabilities.........         0.3       633,353
                                               -----------  ------------
        NET ASSETS                                   100.0% $204,217,051
                                               ===========  ============

--------
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(2)Collateralized Mortgage Obligation
(3)See Note 2 for details of Joint Repurchase Agreements.
(4)See Note 5 for cost of investments on a tax basis.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2016 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                           --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies...          $--            $124,266,972             $--           $124,266,972
U.S. Government Treasuries.           --              68,034,726              --             68,034,726
Repurchase Agreements......           --              11,282,000              --             11,282,000
                                     ---            ------------             ---           ------------
Total Investments at Value.          $--            $203,583,698             $--           $203,583,698
                                     ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2016 -- (unaudited)

Industry Allocation*

                 Federal National Mtg. Assoc............ 13.5%
                 Federal Home Loan Mtg. Corp............ 10.1
                 Sovereign..............................  7.9
                 Time Deposits..........................  5.5
                 Diversified Banking Institutions.......  5.0
                 Government National Mtg. Assoc.........  3.7
                 Banks-Commercial.......................  2.9
                 Pipelines..............................  2.5
                 Oil Companies-Exploration & Production.  2.5
                 Diversified Financial Services.........  2.3
                 Electric-Integrated....................  2.3
                 Telephone-Integrated...................  2.2
                 Cable/Satellite TV.....................  1.9
                 Oil Companies-Integrated...............  1.4
                 Auto-Cars/Light Trucks.................  1.3
                 Medical-Hospitals......................  1.3
                 Cellular Telecom.......................  1.2
                 United States Treasury Bonds...........  0.9
                 Paper & Related Products...............  0.9
                 Computers..............................  0.8
                 Real Estate Investment Trusts..........  0.8
                 Satellite Telecom......................  0.7
                 Steel-Producers........................  0.7
                 Finance-Consumer Loans.................  0.7
                 Finance-Auto Loans.....................  0.7
                 Computer Services......................  0.6
                 Savings & Loans/Thrifts................  0.6
                 Insurance-Multi-line...................  0.6
                 Casino Hotels..........................  0.5
                 Oil Refining & Marketing...............  0.5
                 Medical-Drugs..........................  0.5
                 Electric-Generation....................  0.5
                 Banks-Fiduciary........................  0.5
                 Food-Retail............................  0.5
                 Electronic Components-Semiconductors...  0.5
                 Retail-Restaurants.....................  0.5
                 Banks-Super Regional...................  0.4
                 Gambling (Non-Hotel)...................  0.4
                 Diversified Manufacturing Operations...  0.4
                 Brewery................................  0.4
                 Aerospace/Defense-Equipment............  0.4
                 Rental Auto/Equipment..................  0.4
                 United States Treasury Notes...........  0.4
                 Independent Power Producers............  0.4
                 Auto-Heavy Duty Trucks.................  0.4
                 Investment Management/Advisor Services.  0.4
                 Food-Misc./Diversified.................  0.4
                 Airlines...............................  0.4
                 Printing-Commercial....................  0.4
                 Insurance-Mutual.......................  0.4
                 Medical Labs & Testing Services........  0.4
                 Electric-Distribution..................  0.4
                 Metal Processors & Fabrication.........  0.4
                 Building-Residential/Commercial........  0.3
                 Telecom Services.......................  0.3
                 Insurance-Life/Health..................  0.3
                 Containers-Metal/Glass.................  0.3
                 Medical-HMO............................  0.3
                 Repurchase Agreements..................  0.3
                 Chemicals-Diversified..................  0.3

                   Internet Connectivity Services....... 0.3%
                   Oil-Field Services................... 0.3
                   Diversified Minerals................. 0.3
                   Medical-Biomedical/Gene.............. 0.3
                   Machinery-Farming.................... 0.3
                   Food-Dairy Products.................. 0.3
                   Coal................................. 0.3
                   Wire & Cable Products................ 0.3
                   Enterprise Software/Service.......... 0.3
                   Metal-Diversified.................... 0.3
                   Financial Guarantee Insurance........ 0.3
                   Chemicals-Plastics................... 0.3
                   Real Estate Operations & Development. 0.3
                   Chemicals-Specialty.................. 0.3
                   Industrial Gases..................... 0.3
                   Containers-Paper/Plastic............. 0.3
                   Cruise Lines......................... 0.2
                   Building Products-Wood............... 0.2
                   Computers-Integrated Systems......... 0.2
                   Finance-Other Services............... 0.2
                   Firearms & Ammunition................ 0.2
                   Publishing-Periodicals............... 0.2
                   Airport Development/Maintenance...... 0.2
                   Retail-Drug Store.................... 0.2
                   Finance-Mortgage Loan/Banker......... 0.2
                   Broadcast Services/Program........... 0.2
                   Batteries/Battery Systems............ 0.2
                   Internet Content-Entertainment....... 0.2
                   Real Estate Management/Services...... 0.2
                   Metal-Copper......................... 0.2
                   Finance-Leasing Companies............ 0.2
                   Medical-Generic Drugs................ 0.2
                   Television........................... 0.2
                   Insurance-Reinsurance................ 0.2
                   Security Services.................... 0.2
                   Applications Software................ 0.2
                   Finance-Commercial................... 0.2
                   Multimedia........................... 0.2
                   Food-Meat Products................... 0.2
                   Marine Services...................... 0.2
                   Retail-Discount...................... 0.2
                   Energy-Alternate Sources............. 0.2
                   Beverages-Wine/Spirits............... 0.2
                   Networking Products.................. 0.2
                   Food-Wholesale/Distribution.......... 0.2
                   Footwear & Related Apparel........... 0.2
                   E-Commerce/Services.................. 0.2
                   Radio................................ 0.2
                   Telecommunication Equipment.......... 0.2
                   Computers-Memory Devices............. 0.2
                   Hotels/Motels........................ 0.2
                   Aerospace/Defense.................... 0.2
                   Metal-Aluminum....................... 0.2
                   Banks-Money Center................... 0.1
                   Municipal Bonds & Notes.............. 0.1
                   Machinery-General Industrial......... 0.1
                   Computer Software.................... 0.1
                   Pharmacy Services.................... 0.1
                   Retail-Appliances.................... 0.1
                   Hazardous Waste Disposal............. 0.1

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2016 -- (unaudited) (continued)


Industry Allocation* (continued)

              Finance-Credit Card..........................   0.1%
              Tools-Hand Held..............................   0.1
              Semiconductor Components-Integrated Circuits.   0.1
              Beverages-Non-alcoholic......................   0.1
              Gas-Distribution.............................   0.1
              Coatings/Paint...............................   0.1
              SupraNational Banks..........................   0.1
              Petrochemicals...............................   0.1
              Steel Pipe & Tube............................   0.1
              Home Furnishings.............................   0.1
              Metal-Iron...................................   0.1
              Agricultural Chemicals.......................   0.1
              Advertising Agencies.........................   0.1
              Oil Field Machinery & Equipment..............   0.1
              Gold Mining..................................   0.1
              Rubber/Plastic Products......................   0.1
              Building & Construction-Misc.................   0.1
              Consumer Products-Misc.......................   0.1
              Transport-Marine.............................   0.1
              E-Commerce/Products..........................   0.1
              Auto/Truck Parts & Equipment-Original........   0.1
              Oil & Gas Drilling...........................   0.1
              Electronic Measurement Instruments...........   0.1
              Building Societies...........................   0.1
              Data Processing/Management...................   0.1
              Tennessee Valley Authority...................   0.1
              Publishing-Newspapers........................   0.1
              Home Decoration Products.....................   0.1
              Finance-Investment Banker/Broker.............   0.1
              Sugar........................................   0.1
              Gas-Transportation...........................   0.1
              Retail-Major Department Stores...............   0.1
              Building Products-Cement.....................   0.1
              Power Converter/Supply Equipment.............   0.1
              Office Automation & Equipment................   0.1
                                                            -----
                                                            104.8%
                                                            =====

Credit Quality+#

                             Aaa...........  31.5%
                             Aa............   3.4
                             A.............  11.1
                             Baa...........  15.2
                             Ba............  11.6
                             B.............  16.3
                             Caa...........   6.2
                             Not Rated@....   4.7
                                            -----
                                            100.0%
                                            =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)

                                                     Principal  Value
                   Security Description              Amount**  (Note 2)
        ASSET BACKED SECURITIES -- 2.1%
        Diversified Financial Services -- 2.1%
          American Express Credit Account
           Master Trust FRS
           Series 2014-1, Class A
           0.89% due 12/15/2021..................... $130,000  $130,505
          Avis Budget Rental Car Funding AESOP LLC
           Series 2013-1A, Class A
           1.92% due 09/20/2019*....................  450,000   449,886
          BA Credit Card Trust
           Series 2015-A2, Class A
           1.36% due 09/15/2020.....................   78,000    78,316
          Capital One Multi-Asset Execution Trust
           Series 2016-A4, Class A4
           1.33% due 06/15/2022.....................  145,000   144,791
          Carmax Auto Owner Trust
           Series 2016-3, Class A4
           1.60% due 01/18/2022.....................  150,000   150,786
          Chase Issuance Trust FRS
           Series 2014-A5, Class A5
           0.89% due 04/15/2021.....................  326,000   326,939
          Chase Issuance Trust
           Series 2016-A2, Class A
           1.37% due 06/15/2021.....................  200,000   200,585
          Chase Mtg. Trust VRS
           Series 2016-2, Class M2
           3.75% due 12/25/2045*(1).................  266,277   275,653
          Citigroup Commercial Mtg. Trust
           Series 2016-SMPL, Class A
           2.23% due 09/10/2031(2)(3)...............  163,000   162,984
          Commercial Mtg. Trust
           Series 2015-CR24, Class A2
           3.02% due 08/10/2048(2)..................   65,325    68,389
          Commercial Mtg. Trust VRS
           Series 2016-787S, Class A
           3.55% due 02/10/2036*(2).................  329,000   353,898
          Commercial Mtg. Trust VRS
           Series 2016-787S, Class B
           3.96% due 02/10/2036*(2).................  132,000   142,352
          Core Industrial Trust
           Series 2015-CALW, Class A
           3.04% due 02/10/2034*(2).................  685,000   721,110
          CSAIL Commercial Mtg. Trust
           Series 2015-C1, Class A2
           2.97% due 04/15/2050(2)..................   39,000    40,476
          Discover Card Execution Note Trust
           Series 2015-A4, Class A4
           2.19% due 04/17/2023.....................  117,000   120,335
          Ford Credit Auto Owner Trust
           Series 2014-C, Class B
           1.97% due 04/15/2020.....................   76,000    76,596
          Ford Credit Auto Owner Trust
           Series 2015-2, Class A
           2.44% due 01/15/2027*....................   50,000    51,342
          GS Mtg. Securities Corp. II
           Series GC30, Class A2
           2.73% due 05/10/2050(2)..................   73,125    75,458
          GS Mtg. Securities Trust
           Series 2015-GC28, Class A2
           2.90% due 02/10/2048(2)..................  102,000   105,402

                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      Diversified Financial Services (continued)
        Honda Auto Receivables Owner Trust
         Series 2016-2, Class A4
         1.62% due 08/15/2022....................... $  104,000 $  104,782
        Hudson Yards Mtg. Trust
         Series 2016-10HY, Class A
         2.84% due 08/10/2038*(2)...................  1,830,000  1,858,757
        JPMDB Commercial Mtg Securities Trust
         Series 2016-C2, Class A2
         2.66% due 06/15/2049(2)....................    990,000  1,026,898
        Morgan Stanley Capital Barclays Bank Trust
         Series 2016-MART, Class A
         2.20% due 09/13/2031*(2)(3)................    185,000    184,999
        NRP Mtg. Trust VRS
         Series 2013-1, Class A1
         3.25% due 07/25/2043*(1)...................    131,869    132,453
        Palisades Center Trust
         Series 2016-PLSD, Class A
         2.71% due 04/13/2033*(2)...................    843,000    859,703
        Santander Drive Auto Receivables Trust
         Series 2014-5, Class C
         2.46% due 06/15/2020.......................     26,000     26,289
        Synchrony Credit Card Master Note Trust
         Series 2016-2, Class A
         2.21% due 05/15/2024.......................    100,000    101,976
        Taco Bell Funding LLC
         Series 2016-1A, Class A2I
         3.83% due 05/25/2046*......................     81,000     82,138
        Taco Bell Funding LLC
         Series 2016-1A, Class A2II
         4.38% due 05/25/2046*......................     81,000     83,935
                                                                ----------
      Total Asset Backed Securities
         (cost $8,083,902)..........................             8,137,733
                                                                ----------
      U.S. CORPORATE BONDS & NOTES -- 40.7%
      Advertising Agencies -- 0.1%
        Interpublic Group of Cos., Inc.
         Senior Notes
         4.20% due 04/15/2024.......................    176,000    189,005
        Omnicom Group, Inc.
         Company Guar. Notes
         3.60% due 04/15/2026.......................    195,000    206,092
                                                                ----------
                                                                   395,097
                                                                ----------
      Aerospace/Defense -- 0.1%
        Boeing Co.
         Senior Notes
         2.20% due 10/30/2022.......................    193,000    196,160
        General Dynamics Corp.
         Company Guar. Notes
         2.13% due 08/15/2026.......................    158,000    155,463
                                                                ----------
                                                                   351,623
                                                                ----------
      Aerospace/Defense-Equipment -- 0.4%
        Harris Corp.
         Senior Notes
         4.85% due 04/27/2035.......................    245,000    269,126
        Harris Corp.
         Senior Notes
         5.05% due 04/27/2045.......................    232,000    265,702

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Aerospace/Defense-Equipment (continued)
           Moog, Inc.
            Company Guar. Notes
            5.25% due 12/01/2022*................. $578,000  $  597,507
           Spirit AeroSystems, Inc.
            Company Guar. Notes
            3.85% due 06/15/2026..................   36,000      37,388
           Triumph Group, Inc.
            Company Guar. Notes
            5.25% due 06/01/2022..................  503,000     474,078
                                                             ----------
                                                              1,643,801
                                                             ----------
         Agricultural Operations -- 0.0%
           Archer-Daniels-Midland Co.
            Senior Notes
            2.50% due 08/11/2026..................  144,000     144,363
                                                             ----------
         Airlines -- 0.4%
           Atlas Air, Inc.
            Pass-Through Certs.
            Series 1999-1, Class B
            7.63% due 01/02/2018(3)...............   29,568      29,674
           Atlas Air, Inc.
            Pass-Through Certs.
            Series 2000-1, Class B
            9.06% due 01/02/2018(3)...............  226,917     231,228
           United Airlines Pass-Through Trust
            Pass-Through Certs.
            Series 2014-2, Class B
            4.63% due 03/03/2024..................  678,170     688,343
           United Airlines Pass-Through Trust
            Pass-Through Certs.
            Series 2013-1, Class B
            5.38% due 02/15/2023..................  449,602     467,586
                                                             ----------
                                                              1,416,831
                                                             ----------
         Appliances -- 0.0%
           Whirlpool Corp.
            Senior Notes
            4.50% due 06/01/2046..................  137,000     147,829
                                                             ----------
         Applications Software -- 0.2%
           Microsoft Corp.
            Senior Notes
            1.30% due 11/03/2018..................  208,000     209,015
           Microsoft Corp.
            Senior Notes
            2.40% due 08/08/2026..................  216,000     216,183
           Microsoft Corp.
            Senior Notes
            3.45% due 08/08/2036..................  224,000     228,183
           Microsoft Corp.
            Senior Notes
            3.70% due 08/08/2046..................   88,000      89,072
                                                             ----------
                                                                742,453
                                                             ----------
         Auto-Cars/Light Trucks -- 0.8%
           American Honda Finance Corp.
            Senior Notes
            1.20% due 07/14/2017..................  440,000     439,616

                                                Principal     Value
                Security Description            Amount**     (Note 2)
         Auto-Cars/Light Trucks (continued)
           American Honda Finance Corp.
            Senior Notes
            1.20% due 07/12/2019..............   $  288,000 $  286,313
           BMW US Capital LLC
            Company Guar. Notes
            1.50% due 04/11/2019*.............      210,000    210,330
           Daimler Finance North America LLC
            Company Guar. Notes
            2.00% due 07/06/2021*.............       78,000     78,130
           Daimler Finance North America LLC
            Company Guar. Notes
            2.45% due 05/18/2020*.............      427,000    436,014
           Ford Motor Credit Co. LLC
            Senior Notes
            2.02% due 05/03/2019..............      129,000    129,251
           Ford Motor Credit Co. LLC
            Senior Notes
            3.10% due 05/04/2023..............      328,000    330,334
           Hyundai Capital America
            Senior Notes
            2.40% due 10/30/2018*.............      500,000    506,945
           Toyota Motor Credit Corp.
            Senior Notes
            1.00% due 09/27/2022.............. GBP  400,000    518,627
           Toyota Motor Credit Corp.
            Senior Notes
            2.00% due 10/24/2018..............      163,000    165,385
                                                            ----------
                                                             3,100,945
                                                            ----------
         Auto-Heavy Duty Trucks -- 0.4%
           JB Poindexter & Co., Inc.
            Senior Notes
            9.00% due 04/01/2022*.............    1,325,000  1,402,844
           PACCAR Financial Corp.
            Senior Notes
            1.65% due 02/25/2019..............       68,000     68,684
                                                            ----------
                                                             1,471,528
                                                            ----------
         Auto/Truck Parts & Equipment-Replacement -- 0.0%
           Allison Transmission, Inc.
            Company Guar. Notes
            5.00% due 10/01/2024*.............      120,000    123,000
                                                            ----------
         Banks-Commercial -- 0.8%
           BankUnited, Inc.
            Senior Notes
            4.88% due 11/17/2025..............      485,000    501,421
           Discover Bank
            Senior Notes
            3.45% due 07/27/2026..............      250,000    251,460
           Fifth Third Bank
            Senior Notes
            1.63% due 09/27/2019..............      207,000    206,882
           Fifth Third Bank
            Senior Notes
            2.30% due 03/15/2019..............        4,000      4,071
           First Horizon National Corp.
            Senior Notes
            3.50% due 12/15/2020..............      609,000    621,578

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Banks-Commercial (continued)
          First Tennessee Bank NA
           Senior Notes
           2.95% due 12/01/2019..................   $ 445,000 $  450,987
          Regions Financial Corp.
           Senior Notes
           3.20% due 02/08/2021..................     226,000    234,940
          Regions Financial Corp.
           Sub. Notes
           7.38% due 12/10/2037..................     521,000    666,270
                                                              ----------
                                                               2,937,609
                                                              ----------
        Banks-Fiduciary -- 0.2%
          Citizens Financial Group, Inc.
           Sub. Notes
           4.15% due 09/28/2022*.................     775,000    802,214
                                                              ----------
        Banks-Super Regional -- 0.3%
          Capital One Financial Corp.
           Sub. Notes
           3.75% due 07/28/2026..................     110,000    110,390
          JPMorgan Chase Bank NA
           Senior Notes
           1.65% due 09/23/2019..................     399,000    400,258
          Wells Fargo & Co
           Senior Notes
           1.50% due 09/12/2022.................. EUR 400,000    477,437
          Wells Fargo & Co.
           Sub. Notes
           4.30% due 07/22/2027..................     205,000    220,936
          Wells Fargo & Co.
           Sub. Notes
           4.40% due 06/14/2046..................      35,000     35,632
          Wells Fargo & Co.
           Sub. Notes
           4.90% due 11/17/2045..................      46,000     50,647
                                                              ----------
                                                               1,295,300
                                                              ----------
        Batteries/Battery Systems -- 0.2%
          EnerSys
           Company Guar. Notes
           5.00% due 04/30/2023*.................     876,000    874,905
                                                              ----------
        Brewery -- 0.2%
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           1.90% due 02/01/2019..................     155,000    156,496
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           2.65% due 02/01/2021..................     291,000    300,282
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           3.30% due 02/01/2023..................     128,000    135,105
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           4.70% due 02/01/2036..................     216,000    248,351
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           4.90% due 02/01/2046..................      96,000    114,219
                                                              ----------
                                                                 954,453
                                                              ----------

                                                    Principal  Value
                   Security Description             Amount**  (Note 2)
         Broadcast Services/Program -- 0.2%
           Clear Channel Worldwide Holdings, Inc.
            Company Guar. Notes
            Series A
            6.50% due 11/15/2022................... $873,000  $879,548
                                                              --------
         Building & Construction-Misc. -- 0.1%
           Weekley Homes LLC/Weekley
            Finance Corp.
            Senior Notes
            6.00% due 02/01/2023...................  384,000   341,760
                                                              --------
         Building Products-Wood -- 0.2%
           Boise Cascade Co.
            Company Guar. Notes
            5.63% due 09/01/2024*..................  580,000   588,700
           Masco Corp.
            Senior Notes
            4.45% due 04/01/2025...................  333,000   353,813
                                                              --------
                                                               942,513
                                                              --------
         Building-Residential/Commercial -- 0.1%
           K. Hovnanian Enterprises, Inc.
            Senior Sec. Notes
            7.25% due 10/15/2020*..................  631,000   555,280
                                                              --------
         Cable/Satellite TV -- 1.1%
           Block Communications, Inc.
            Senior Notes
            7.25% due 02/01/2020*..................  542,000   555,550
           Cable One, Inc.
            Company Guar. Notes
            5.75% due 06/15/2022*..................  688,000   718,960
           CCO Holdings LLC/CCO Holdings
            Capital Corp.
            Senior Notes
            5.75% due 02/15/2026*..................  232,000   245,920
           CCO Holdings LLC/CCO Holdings
            Capital Corp.
            Senior Notes
            5.88% due 04/01/2024*..................  290,000   309,401
           Charter Communications Operating
            LLC/Charter Communications
            Operating Capital
            Senior Sec. Notes
            3.58% due 07/23/2020*..................  168,000   175,593
           Charter Communications Operating
            LLC/Charter Communications
            Operating Capital
            Senior Sec. Notes
            6.38% due 10/23/2035*..................  133,000   156,645
           Charter Communications Operating
            LLC/Charter Communications
            Operating Capital
            Senior Sec. Notes
            6.48% due 10/23/2045*..................   81,000    97,955
           Comcast Corp.
            Company Guar. Notes
            2.35% due 01/15/2027...................  144,000   142,083

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Cable/Satellite TV (continued)
         Comcast Corp.
          Company Guar. Notes
          3.20% due 07/15/2036..................   $  149,000 $  145,737
         Comcast Corp.
          Company Guar. Notes
          3.40% due 07/15/2046..................      149,000    144,843
         Comcast Corp.
          Company Guar. Notes
          5.50% due 11/23/2029.................. GBP  135,000    247,657
         CSC Holdings LLC
          Company Guar. Notes
          5.50% due 04/15/2027*.................      585,000    598,163
         DISH DBS Corp.
          Company Guar. Notes
          7.75% due 07/01/2026*.................      800,000    850,000
                                                              ----------
                                                               4,388,507
                                                              ----------
       Casino Hotels -- 0.4%
         Caesars Entertainment Resort
          Properties LLC
          Sec. Notes
          11.00% due 10/01/2021.................      381,000    408,622
         Downstream Development Authority
          of the Quapaw Tribe of Oklahoma
          Senior Sec. Notes
          10.50% due 07/01/2019*................      640,000    646,400
         Golden Nugget Escrow, Inc.
          Senior Notes
          8.50% due 12/01/2021*.................      547,000    574,350
                                                              ----------
                                                               1,629,372
                                                              ----------
       Cellular Telecom -- 1.1%
         Sprint Communications, Inc.
          Senior Notes
          7.00% due 08/15/2020..................      475,000    477,375
         Sprint Communications, Inc.
          Company Guar. Notes
          9.00% due 11/15/2018*.................      515,000    568,431
         Sprint Corp.
          Company Guar. Notes
          7.25% due 09/15/2021..................    2,547,000  2,556,551
         T-Mobile USA, Inc.
          Company Guar. Notes
          6.54% due 04/28/2020..................      737,000    761,874
                                                              ----------
                                                               4,364,231
                                                              ----------
       Chemicals-Diversified -- 0.1%
         Eastman Chemical Co.
          Senior Notes
          1.50% due 05/26/2023.................. EUR  180,000    214,553
         Westlake Chemical Corp.
          Company Guar. Notes
          3.60% due 08/15/2026*.................      176,000    176,499
         Westlake Chemical Corp.
          Company Guar. Notes
          5.00% due 08/15/2046*.................      172,000    172,701
                                                              ----------
                                                                 563,753
                                                              ----------

                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          Chemicals-Plastics -- 0.2%
            A. Schulman, Inc.
             Company Guar. Notes
             6.88% due 06/01/2023*.............. $  573,000 $  578,730
                                                            ----------
          Chemicals-Specialty -- 0.3%
            Cabot Corp.
             Senior Notes
             3.40% due 09/15/2026...............     42,000     42,223
            Lubrizol Corp.
             Company Guar. Notes
             6.50% due 10/01/2034...............    176,000    239,260
            Unifrax I LLC/Unifrax Holding Co.
             Company Guar. Notes
             7.50% due 02/15/2019*..............    760,000    710,600
                                                            ----------
                                                               992,083
                                                            ----------
          Coal -- 0.3%
            SunCoke Energy Partners LP/SunCoke
             Energy Partners Finance Corp.
             Company Guar. Notes
             7.38% due 02/01/2020...............  1,131,000  1,057,485
                                                            ----------
          Coatings/Paint -- 0.1%
            RPM International, Inc.
             Senior Notes
             5.25% due 06/01/2045...............    425,000    445,820
                                                            ----------
          Commercial Services-Finance -- 0.0%
            Automatic Data Processing, Inc.
             Senior Notes
             2.25% due 09/15/2020...............    124,000    127,886
                                                            ----------
          Computer Services -- 0.6%
            Harland Clarke Holdings Corp.
             Senior Sec. Notes
             6.88% due 03/01/2020*..............    590,000    563,450
            Harland Clarke Holdings Corp.
             Senior Notes
             9.25% due 03/01/2021*..............    680,000    578,000
            Hewlett Packard Enterprise Co.
             Senior Notes
             6.20% due 10/15/2035*..............    428,000    446,024
            Leidos Holdings, Inc.
             Company Guar. Notes
             4.45% due 12/01/2020...............    650,000    675,805
                                                            ----------
                                                             2,263,279
                                                            ----------
          Computer Software -- 0.1%
            Rackspace Hosting, Inc.
             Company Guar. Notes
             6.50% due 01/15/2024*..............    520,000    570,700
                                                            ----------
          Computers -- 0.8%
            Apple, Inc.
             Senior Notes
             2.45% due 08/04/2026...............    166,000    166,162
            Apple, Inc.
             Senior Notes
             2.85% due 05/06/2021...............    253,000    266,620

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Computers (continued)
          Apple, Inc.
           Senior Notes
           2.85% due 02/23/2023.................. $  239,000 $  251,598
          Apple, Inc.
           Senior Notes
           3.85% due 08/04/2046..................    121,000    123,754
          Apple, Inc.
           Senior Notes
           4.50% due 02/23/2036..................     98,000    111,905
          Diamond 1 Finance Corp./Diamond 2
           Finance Corp.
           Senior Sec. Notes
           6.02% due 06/15/2026*.................  1,344,000  1,473,431
          Diamond 1 Finance Corp./Diamond 2
           Finance Corp.
           Company Guar. Notes
           7.13% due 06/15/2024*.................     49,000     53,893
          Diamond 1 Finance Corp./Diamond 2
           Finance Corp.
           Senior Sec. Notes
           8.10% due 07/15/2036*.................    266,000    312,694
          Diamond 1 Finance Corp./Diamond 2
           Finance Corp.
           Senior Sec. Notes
           8.35% due 07/15/2046*.................    178,000    213,129
                                                             ----------
                                                              2,973,186
                                                             ----------
        Computers-Integrated Systems -- 0.2%
          Diebold, Inc.
           Company Guar. Notes
           8.50% due 04/15/2024*.................    897,000    929,516
                                                             ----------
        Computers-Memory Devices -- 0.2%
          Western Digital Corp.
           Company Guar. Notes
           10.50% due 04/01/2024*................    497,000    576,520
                                                             ----------
        Consumer Products-Misc. -- 0.0%
          Kimberly-Clark Corp.
           Senior Notes
           1.85% due 03/01/2020..................     97,000     98,515
                                                             ----------
        Containers-Metal/Glass -- 0.3%
          Crown Cork & Seal Co., Inc.
           Company Guar. Notes
           7.38% due 12/15/2026..................    642,000    718,238
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           5.38% due 01/15/2025*.................    565,000    587,600
                                                             ----------
                                                              1,305,838
                                                             ----------
        Containers-Paper/Plastic -- 0.3%
          Amcor Finance USA, Inc.
           Company Guar. Notes
           3.63% due 04/28/2026*.................    268,000    276,703
          Brambles USA, Inc.
           Company Guar. Notes
           4.13% due 10/23/2025*.................    101,000    107,507

                                                       Principal   Value
                  Security Description                 Amount**   (Note 2)
     Containers-Paper/Plastic (continued)
       Multi-Color Corp.
        Company Guar. Notes
        6.13% due 12/01/2022*........................   $ 546,000 $573,300
                                                                  --------
                                                                   957,510
                                                                  --------
     Data Processing/Management -- 0.1%
       Fidelity National Information Services, Inc.
        Senior Notes
        4.50% due 08/15/2046.........................     110,000  110,025
       Fidelity National Information Services, Inc.
        Senior Notes
        5.00% due 10/15/2025.........................     124,000  141,405
                                                                  --------
                                                                   251,430
                                                                  --------
     Diagnostic Equipment -- 0.0%
       Danaher Corp.
        Senior Notes
        4.38% due 09/15/2045.........................      39,000   46,083
                                                                  --------
     Distribution/Wholesale -- 0.0%
       WW Grainger, Inc.
        Senior Notes
        3.75% due 05/15/2046.........................     108,000  111,596
                                                                  --------
     Diversified Banking Institutions -- 2.7%
       Bank of America Corp.
        Senior Notes
        2.50% due 07/27/2020......................... EUR 450,000  550,286
       Bank of America Corp.
        Senior Notes
        2.63% due 10/19/2020.........................     150,000  153,074
       Bank of America Corp.
        Sub. Notes
        3.95% due 04/21/2025.........................     143,000  148,034
       Bank of America Corp.
        Sub. Notes
        4.25% due 10/22/2026.........................     534,000  566,541
       Bank of America Corp.
        Sub. Notes
        7.25% due 10/15/2025.........................      83,000  100,696
       Citigroup, Inc.
        Sub. Notes
        3.88% due 03/26/2025.........................       6,000    6,192
       Citigroup, Inc.
        Sub. Notes
        4.40% due 06/10/2025.........................     518,000  548,454
       Citigroup, Inc.
        Sub. Notes
        4.45% due 09/29/2027.........................     573,000  599,629
       Citigroup, Inc.
        Sub. Notes
        6.00% due 10/31/2033.........................     142,000  166,164
       Deutsche Bank AG VRS
        Sub. Notes
        7.50% due 04/30/2025.........................     600,000  490,500
       Goldman Sachs Group, Inc.
        Senior Notes
        2.13% due 09/30/2024......................... EUR 400,000  487,102

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                      Principal   Value
                   Security Description               Amount**   (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Diversified Banking Institutions (continued)
         Goldman Sachs Group, Inc.
          Senior Notes
          2.35% due 11/15/2021......................   $ 263,000 $262,390
         Goldman Sachs Group, Inc.
          Senior Notes
          2.63% due 08/19/2020...................... EUR 275,000  336,372
         Goldman Sachs Group, Inc.
          Senior Notes
          3.63% due 01/22/2023......................     129,000  136,294
         Goldman Sachs Group, Inc.
          Sub. Notes
          4.25% due 10/21/2025......................     189,000  198,903
         Goldman Sachs Group, Inc.
          Senior Notes
          4.75% due 10/21/2045......................      90,000  101,003
         Goldman Sachs Group, Inc.
          Sub. Notes
          5.15% due 05/22/2045......................      30,000   32,715
         Goldman Sachs Group, Inc.
          Senior Notes
          6.13% due 02/15/2033......................     447,000  563,258
         Goldman Sachs Group, Inc.
          Sub. Notes
          6.75% due 10/01/2037......................     226,000  287,768
         JPMorgan Chase & Co.
          Senior Notes
          2.30% due 08/15/2021......................     150,000  150,326
         JPMorgan Chase & Co.
          Senior Notes
          2.63% due 04/23/2021...................... EUR 400,000  499,190
         JPMorgan Chase & Co.
          Senior Notes
          2.70% due 05/18/2023......................     252,000  254,600
         JPMorgan Chase & Co.
          Senior Notes
          2.75% due 06/23/2020......................     312,000  321,065
         JPMorgan Chase & Co.
          Sub. Notes
          4.13% due 12/15/2026......................     365,000  389,458
         JPMorgan Chase & Co.
          Sub. Notes
          4.95% due 06/01/2045......................      21,000   23,523
         Morgan Stanley
          Senior Notes
          1.75% due 03/11/2024...................... EUR 350,000  416,754
         Morgan Stanley
          Senior Notes
          2.13% due 04/25/2018......................     283,000  285,379
         Morgan Stanley
          Senior Notes
          2.38% due 03/31/2021...................... EUR 350,000  429,372
         Morgan Stanley
          Senior Notes
          2.80% due 06/16/2020......................     151,000  154,906

                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     Diversified Banking Institutions (continued)
       Morgan Stanley
        Sub. Notes
        4.10% due 05/22/2023......................   $ 548,000 $   579,379
       Morgan Stanley
        Sub. Notes
        5.00% due 11/24/2025......................     568,000     633,718
       Morgan Stanley
        Senior Notes
        6.50% due 12/28/2018...................... EUR 300,000     385,646
                                                               -----------
                                                                10,258,691
                                                               -----------
     Diversified Financial Services -- 0.1%
       USAA Capital Corp.
        Senior Notes
        2.13% due 06/03/2019*.....................     270,000     275,262
                                                               -----------
     Diversified Manufacturing Operations -- 0.3%
       General Electric Co.
        Senior Notes
        2.70% due 10/09/2022......................     307,000     319,899
       Ingersoll-Rand Global Holding Co., Ltd.
        Company Guar. Notes
        5.75% due 06/15/2043......................     403,000     504,318
       Textron, Inc.
        Senior Notes
        4.00% due 03/15/2026......................     208,000     218,097
       Trinity Industries, Inc.
        Company Guar. Notes
        4.55% due 10/01/2024......................     243,000     241,658
                                                               -----------
                                                                 1,283,972
                                                               -----------
     Electric Products-Misc. -- 0.0%
       WESCO Distribution, Inc.
        Company Guar. Notes
        5.38% due 06/15/2024*.....................     150,000     150,375
                                                               -----------
     Electric-Distribution -- 0.1%
       Entergy Louisiana LLC
        1st Mtg. Notes
        4.95% due 01/15/2045......................     481,000     512,117
                                                               -----------
     Electric-Integrated -- 1.5%
       AES Corp.
        Senior Notes
        5.50% due 03/15/2024......................     870,000     905,339
       Arizona Public Service Co.
        Senior Notes
        2.20% due 01/15/2020......................     161,000     164,764
       Dominion Resources, Inc.
        Junior Sub. Notes
        2.96% due 07/01/2019......................      88,000      90,324
       Dominion Resources, Inc.
        Senior Notes
        5.25% due 08/01/2033......................     536,000     606,583
       Duke Energy Corp.
        Senior Notes
        3.75% due 09/01/2046......................     158,000     153,224

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Electric-Integrated (continued)
        Duke Energy Progress LLC
         1st Mtg. Notes
         2.80% due 05/15/2022....................... $  207,000 $  217,629
        Entergy Arkansas, Inc.
         1st Mtg. Notes
         4.95% due 12/15/2044.......................    255,000    270,647
        Exelon Generation Co. LLC
         Senior Notes
         2.95% due 01/15/2020.......................    219,000    225,720
        FirstEnergy Corp.
         Senior Notes
         7.38% due 11/15/2031.......................    324,000    420,944
        Louisville Gas & Electric Co.
         1st Mtg. Notes
         4.38% due 10/01/2045.......................     29,000     33,239
        Massachusetts Electric Co.
         Notes
         4.00% due 08/15/2046*......................    456,000    474,202
        Mirant Mid Atlantic LLC Pass Through Trust
         Pass-Through Certs.
         Class B
         9.13% due 06/30/2017.......................    126,600    104,445
        Mirant Mid Atlantic LLC Pass Through Trust
         Pass-Through Certs.
         Class C
         10.06% due 12/30/2028......................  1,051,264    804,217
        South Carolina Electric & Gas Co.
         1st Mtg. Notes
         5.10% due 06/01/2065.......................    148,000    173,455
        Southern California Edison Co.
         1st Mtg. Notes
         1.13% due 05/01/2017.......................    446,000    445,936
        Talen Energy Supply LLC
         Senior Notes
         4.63% due 07/15/2019*......................    750,000    705,000
        Trans-Allegheny Interstate Line Co.
         Senior Notes
         3.85% due 06/01/2025*......................    105,000    111,948
                                                                ----------
                                                                 5,907,616
                                                                ----------
      Electronic Components-Misc. -- 0.0%
        Corning, Inc.
         Senior Notes
         1.50% due 05/08/2018.......................    163,000    162,552
                                                                ----------
      Electronic Components-Semiconductors -- 0.2%
        Amkor Technology, Inc.
         Senior Notes
         6.38% due 10/01/2022.......................    352,000    363,440
        Intel Corp.
         Senior Notes
         1.35% due 12/15/2017.......................    353,000    354,102
                                                                ----------
                                                                   717,542
                                                                ----------

                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      Electronic Measurement Instruments -- 0.1%
        FLIR Systems, Inc.
         Senior Notes
         3.13% due 06/15/2021....................... $  133,000 $  137,273
        Fortive Corp.
         Company Guar. Notes
         4.30% due 06/15/2046*......................    123,000    131,636
                                                                ----------
                                                                   268,909
                                                                ----------
      Electronic Parts Distribution -- 0.0%
        Avnet, Inc.
         Senior Notes
         4.63% due 04/15/2026.......................    109,000    112,847
                                                                ----------
      Energy-Alternate Sources -- 0.2%
        TerraForm Power Operating LLC
         Company Guar. Notes
         9.38% due 02/01/2023*......................    650,000    667,875
                                                                ----------
      Enterprise Software/Service -- 0.3%
        Donnelley Financial Solutions, Inc.
         Senior Notes
         8.25% due 10/15/2024*......................    286,000    289,575
        Oracle Corp.
         Senior Notes
         1.90% due 09/15/2021.......................    289,000    289,733
        Oracle Corp.
         Senior Notes
         2.65% due 07/15/2026.......................    152,000    152,028
        Oracle Corp.
         Senior Notes
         3.85% due 07/15/2036.......................    227,000    235,707
        Oracle Corp.
         Senior Notes
         3.90% due 05/15/2035.......................     67,000     69,267
                                                                ----------
                                                                 1,036,310
                                                                ----------
      Finance-Auto Loans -- 0.7%
        Ally Financial, Inc.
         Sub. Notes
         5.75% due 11/20/2025.......................  1,371,000  1,434,409
        Credit Acceptance Corp.
         Company Guar. Notes
         7.38% due 03/15/2023.......................  1,165,000  1,205,775
                                                                ----------
                                                                 2,640,184
                                                                ----------
      Finance-Commercial -- 0.2%
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         6.88% due 04/15/2022*......................    259,000    240,870
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         7.38% due 04/01/2020*......................    498,000    485,550
                                                                ----------
                                                                   726,420
                                                                ----------
      Finance-Consumer Loans -- 0.7%
        Enova International, Inc.
         Company Guar. Notes
         9.75% due 06/01/2021.......................  1,422,000  1,272,690

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                         Principal    Value
                  Security Description                   Amount**    (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Finance-Consumer Loans (continued)
    Navient Corp.
     Senior Notes
     5.63% due 08/01/2033............................... $  611,000 $  485,745
    OneMain Financial Holdings LLC
     Company Guar. Notes
     6.75% due 12/15/2019*..............................    916,000    962,945
                                                                    ----------
                                                                     2,721,380
                                                                    ----------
  Finance-Credit Card -- 0.1%
    American Express Credit Corp.
     Senior Notes
     2.25% due 05/05/2021...............................    296,000    300,540
    Discover Financial Services
     Senior Notes
     3.75% due 03/04/2025...............................    240,000    242,873
                                                                    ----------
                                                                       543,413
                                                                    ----------
  Finance-Investment Banker/Broker -- 0.1%
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     6.75% due 12/28/2017+(3)(6)........................    280,000         28
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     7.50% due 05/11/2038+(3)(6)........................    361,000         36
    TD Ameritrade Holding Corp.
     Senior Notes
     2.95% due 04/01/2022...............................    200,000    208,402
                                                                    ----------
                                                                       208,466
                                                                    ----------
  Finance-Leasing Companies -- 0.1%
    International Lease Finance Corp.
     Senior Notes
     5.88% due 08/15/2022...............................    191,000    211,771
                                                                    ----------
  Finance-Mortgage Loan/Banker -- 0.2%
    Quicken Loans, Inc.
     Company Guar. Notes
     5.75% due 05/01/2025*..............................    900,000    893,250
                                                                    ----------
  Finance-Other Services -- 0.1%
    National Rural Utilities Cooperative Finance Corp.
     Senior Notes
     0.95% due 04/24/2017...............................    137,000    136,832
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     2.00% due 01/27/2020...............................    273,000    275,828
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     2.30% due 11/01/2020...............................    118,000    120,741
                                                                    ----------
                                                                       533,401
                                                                    ----------
  Firearms & Ammunition -- 0.2%
    FGI Operating Co. LLC/FGI Finance, Inc.
     Sec. Notes
     7.88% due 05/01/2020...............................  1,115,000    925,450
                                                                    ----------

                                                  Principal     Value
                Security Description              Amount**     (Note 2)
       Food-Misc./Diversified -- 0.3%
         General Mills, Inc.
          Senior Notes
          2.10% due 11/16/2020................. EUR   275,000 $  333,042
         Kraft Heinz Foods Co.
          Company Guar. Notes
          2.25% due 05/25/2028.................    EUR500,000    609,267
         Kraft Heinz Foods Co.
          Sec. Notes
          4.88% due 02/15/2025*................       286,000    315,396
                                                              ----------
                                                               1,257,705
                                                              ----------
       Food-Retail -- 0.3%
         Albertsons Cos. LLC/Safeway, Inc.
          Senior Notes
          5.75% due 03/15/2025*................       350,000    349,125
         Albertsons Cos. LLC/Safeway,
          Inc./New Albertson's,
          Inc./Albertson's LLC
          Senior Notes
          6.63% due 06/15/2024*................       416,000    432,640
         Kroger Co.
          Senior Notes
          2.65% due 10/15/2026.................       238,000    236,222
         Kroger Co.
          Senior Notes
          3.88% due 10/15/2046.................       107,000    107,672
                                                              ----------
                                                               1,125,659
                                                              ----------
       Food-Wholesale/Distribution -- 0.2%
         C&S Group Enterprises LLC
          Senior Sec. Notes
          5.38% due 07/15/2022*................       631,000    621,535
                                                              ----------
       Footwear & Related Apparel -- 0.2%
         Wolverine World Wide, Inc.
          Company Guar. Notes
          5.00% due 09/01/2026*................       585,000    590,850
                                                              ----------
       Gambling (Non-Hotel) -- 0.4%
         Mohegan Tribal Gaming Authority
          Company Guar. Notes
          7.88% due 10/15/2024*................       570,000    568,575
         Scientific Games International, Inc.
          Company Guar. Notes
          10.00% due 12/01/2022................     1,220,000  1,125,450
         Waterford Gaming LLC/Waterford
          Gaming Financial Corp.
          Escrow Notes
          8.63% due 09/15/2014*+(3)(6).........       478,062      5,880
                                                              ----------
                                                               1,699,905
                                                              ----------
       Gas-Distribution -- 0.1%
         Dominion Gas Holdings LLC
          Senior Notes
          4.80% due 11/01/2043.................       179,000    198,062
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Hazardous Waste Disposal -- 0.1%
          Clean Harbors, Inc.
           Company Guar. Notes
           5.13% due 06/01/2021..................   $ 543,000 $  556,575
                                                              ----------
        Home Decoration Products -- 0.1%
          Newell Rubbermaid, Inc.
           Senior Notes
           4.20% due 04/01/2026..................     113,000    123,069
          Newell Rubbermaid, Inc.
           Senior Notes
           5.38% due 04/01/2036..................      82,000     96,240
                                                              ----------
                                                                 219,309
                                                              ----------
        Home Furnishings -- 0.1%
          Tempur Sealy International, Inc.
           Company Guar. Notes
           5.50% due 06/15/2026*.................     400,000    412,000
                                                              ----------
        Hotels/Motels -- 0.2%
          Interval Acquisition Corp.
           Company Guar. Notes
           5.63% due 04/15/2023..................     557,000    575,103
                                                              ----------
        Independent Power Producers -- 0.4%
          Dynegy, Inc.
           Company Guar. Notes
           7.38% due 11/01/2022..................     785,000    775,188
          NRG Energy, Inc.
           Company Guar. Notes
           6.25% due 07/15/2022..................     692,000    702,380
                                                              ----------
                                                               1,477,568
                                                              ----------
        Industrial Gases -- 0.3%
          Air Products & Chemicals, Inc.
           Senior Notes
           0.38% due 06/01/2021.................. EUR 300,000    341,417
          Airgas, Inc.
           Company Guar. Notes
           3.05% due 08/01/2020..................      81,000     84,060
          Praxair, Inc.
           Senior Notes
           1.20% due 02/12/2024.................. EUR 320,000    380,702
          Praxair, Inc.
           Senior Notes
           1.50% due 03/11/2020.................. EUR 150,000    177,167
                                                              ----------
                                                                 983,346
                                                              ----------
        Insurance-Life/Health -- 0.3%
          Aflac, Inc.
           Senior Notes
           4.00% due 10/15/2046..................     142,000    143,410
          Jackson National Life Global Funding
           Sec. Notes
           3.05% due 04/29/2026*.................     365,000    370,999
          Pacific LifeCorp
           Senior Notes
           6.00% due 02/10/2020*.................     210,000    232,991

                                                    Principal   Value
                  Security Description              Amount**   (Note 2)
        Insurance-Life/Health (continued)
          Pricoa Global Funding I
           Senior Sec. Notes
           1.35% due 08/18/2017*................... $344,000  $  343,954
          Principal Life Global Funding II
           Senior Sec. Notes
           3.00% due 04/18/2026*...................   93,000      94,519
          Unum Group
           Senior Notes
           5.75% due 08/15/2042....................   90,000     101,801
                                                              ----------
                                                               1,287,674
                                                              ----------
        Insurance-Multi-line -- 0.3%
          Assurant, Inc.
           Senior Notes
           6.75% due 02/15/2034....................  591,000     744,345
          MetLife, Inc.
           Senior Notes
           4.60% due 05/13/2046....................  134,000     145,007
          Old Republic International Corp.
           Senior Notes
           3.88% due 08/26/2026....................   70,000      69,877
                                                              ----------
                                                                 959,229
                                                              ----------
        Insurance-Mutual -- 0.4%
          Massachusetts Mutual Life Insurance Co.
           Sub. Notes
           4.50% due 04/15/2065*...................  172,000     169,114
          MassMutual Global Funding II
           Senior Sec. Notes
           2.10% due 08/02/2018*...................  872,000     885,469
          MassMutual Global Funding II
           Senior Sec. Notes
           2.50% due 10/17/2022*...................  145,000     147,444
          New York Life Global Funding
           Sec. Notes
           2.10% due 01/02/2019*...................  199,000     202,270
                                                              ----------
                                                               1,404,297
                                                              ----------
        Insurance-Reinsurance -- 0.1%
          Berkshire Hathaway, Inc.
           Senior Notes
           1.15% due 08/15/2018....................  196,000     195,894
                                                              ----------
        Internet Connectivity Services -- 0.3%
          Cogent Communications Group, Inc.
           Senior Sec. Notes
           5.38% due 03/01/2022*...................  564,000     580,920
          Zayo Group LLC/Zayo Capital, Inc.
           Company Guar. Notes
           6.38% due 05/15/2025....................  545,000     577,700
                                                              ----------
                                                               1,158,620
                                                              ----------
        Internet Content-Entertainment -- 0.2%
          Netflix, Inc.
           Senior Notes
           5.88% due 02/15/2025....................  792,000     855,360
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Investment Management/Advisor Services -- 0.3%
         Drawbridge Special Opportunities
          Fund LP/Drawbridge Special
          Opportunities Finance
          Senior Notes
          5.00% due 08/01/2021*.................   $1,106,000 $1,063,004
                                                              ----------
       Machinery-Farming -- 0.3%
         John Deere Capital Corp.
          Senior Notes
          1.13% due 06/12/2017..................      537,000    537,673
         John Deere Capital Corp.
          Senior Notes
          1.55% due 12/15/2017..................      545,000    547,912
                                                              ----------
                                                               1,085,585
                                                              ----------
       Marine Services -- 0.2%
         Great Lakes Dredge & Dock Corp.
          Company Guar. Notes
          7.38% due 02/01/2019..................      699,000    685,020
                                                              ----------
       Medical Labs & Testing Services -- 0.4%
         Laboratory Corp. of America Holdings
          Senior Notes
          3.20% due 02/01/2022..................       85,000     88,522
         Laboratory Corp. of America Holdings
          Senior Notes
          3.60% due 02/01/2025..................      274,000    287,821
         Laboratory Corp. of America Holdings
          Senior Notes
          4.70% due 02/01/2045..................      141,000    153,363
         Quest Diagnostics, Inc.
          Senior Notes
          3.45% due 06/01/2026..................      155,000    161,510
         Roche Holdings, Inc.
          Company Guar. Notes
          1.35% due 09/29/2017*.................      700,000    702,277
                                                              ----------
                                                               1,393,493
                                                              ----------
       Medical Products -- 0.0%
         Baxter International, Inc.
          Senior Notes
          2.60% due 08/15/2026..................      153,000    151,233
                                                              ----------
       Medical-Biomedical/Gene -- 0.3%
         Amgen, Inc.
          Senior Notes
          1.25% due 02/25/2022.................. EUR  325,000    383,077
         Amgen, Inc.
          Senior Notes
          2.00% due 02/25/2026.................. EUR  100,000    125,143
         Amgen, Inc.
          Senior Notes
          4.40% due 05/01/2045..................      101,000    106,093
         Amgen, Inc.
          Senior Notes
          5.50% due 12/07/2026.................. GBP  250,000    430,493
         Gilead Sciences, Inc.
          Senior Notes
          4.00% due 09/01/2036..................       76,000     77,498
                                                              ----------
                                                               1,122,304
                                                              ----------

                                                      Principal     Value
                Security Description                  Amount**     (Note 2)
   Medical-Drugs -- 0.4%
     Baxalta, Inc.
      Company Guar. Notes
      3.60% due 06/23/2022..........................   $  214,000 $  224,826
     Endo Finance LLC/Endo Finco, Inc.
      Company Guar. Notes
      7.25% due 01/15/2022*.........................      675,000    648,000
     Forest Laboratories LLC
      Company Guar. Notes
      4.88% due 02/15/2021*.........................      346,000    384,221
     Johnson & Johnson
      Senior Notes
      1.65% due 05/20/2035.......................... EUR  180,000    228,737
                                                                  ----------
                                                                   1,485,784
                                                                  ----------
   Medical-HMO -- 0.3%
     Opal Acquisition, Inc.
      Senior Notes
      8.88% due 12/15/2021*.........................      702,000    575,640
     UnitedHealth Group, Inc.
      Senior Notes
      1.40% due 12/15/2017..........................      281,000    281,816
     UnitedHealth Group, Inc.
      Senior Notes
      2.13% due 03/15/2021..........................      205,000    208,812
     UnitedHealth Group, Inc.
      Senior Notes
      3.35% due 07/15/2022..........................      150,000    161,072
                                                                  ----------
                                                                   1,227,340
                                                                  ----------
   Medical-Hospitals -- 1.3%
     CHS/Community Health Systems, Inc.
      Company Guar. Notes
      6.88% due 02/01/2022..........................      825,000    709,500
     HCA, Inc.
      Senior Sec. Notes
      5.25% due 06/15/2026..........................      444,000    471,750
     HCA, Inc.
      Company Guar. Notes
      7.50% due 11/15/2095..........................    1,128,000  1,139,280
     IASIS Healthcare LLC/IASIS Capital Corp.
      Company Guar.
      Notes 8.38% due 05/15/2019....................      756,000    684,180
     RegionalCare Hospital Partners Holdings, Inc.
      Senior Sec. Notes
      8.25% due 05/01/2023*.........................    1,010,000  1,042,825
     Tenet Healthcare Corp.
      Senior Sec. Notes
      4.75% due 06/01/2020..........................      354,000    359,310
     Tenet Healthcare Corp.
      Senior Notes
      6.88% due 11/15/2031..........................      565,000    464,712
                                                                  ----------
                                                                   4,871,557
                                                                  ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                      Principal   Value
                   Security Description               Amount**   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Metal Processors & Fabrication -- 0.3%
        Novelis Corp.
         Company Guar. Notes
         5.88% due 09/30/2026*....................... $600,000  $  614,250
        Novelis Corp.
         Company Guar. Notes
         6.25% due 08/15/2024*.......................  396,000     420,255
                                                                ----------
                                                                 1,034,505
                                                                ----------
      Metal-Aluminum -- 0.1%
        Kaiser Aluminum Corp.
         Company Guar. Notes
         5.88% due 05/15/2024........................  318,000     332,310
                                                                ----------
      Mining -- 0.0%
        Renco Metals, Inc.
         Escrow Notes
         11.50% due 07/01/2003+(3)(6)................  500,000      15,000
                                                                ----------
      Multimedia -- 0.2%
        Time Warner, Inc.
         Company Guar. Notes
         4.85% due 07/15/2045........................  127,000     141,968
        Viacom, Inc.
         Senior Notes
         3.45% due 10/04/2026........................  147,000     146,914
        Viacom, Inc.
         Senior Notes
         5.85% due 09/01/2043........................  103,000     116,168
        Walt Disney Co.
         Senior Notes
         1.50% due 09/17/2018........................  212,000     213,656
        Walt Disney Co.
         Senior Notes
         1.65% due 01/08/2019........................  100,000     101,155
                                                                ----------
                                                                   719,861
                                                                ----------
      Networking Products -- 0.2%
        Cisco Systems, Inc.
         Senior Notes
         2.13% due 03/01/2019........................  322,000     328,299
        Cisco Systems, Inc.
         Senior Notes
         2.20% due 02/28/2021........................  228,000     233,285
        Cisco Systems, Inc.
         Senior Notes
         2.50% due 09/20/2026........................   72,000      72,840
                                                                ----------
                                                                   634,424
                                                                ----------
      Office Automation & Equipment -- 0.1%
        Pitney Bowes, Inc.
         Senior Notes
         3.38% due 10/01/2021........................  189,000     188,909
                                                                ----------
      Oil Companies-Exploration & Production -- 2.0%
        Anadarko Petroleum Corp.
         Senior Notes
         6.45% due 09/15/2036........................  609,000     711,495

                                                        Principal   Value
                   Security Description                 Amount**   (Note 2)
    Oil Companies-Exploration & Production (continued)
      Carrizo Oil & Gas, Inc.
       Company Guar. Notes
       6.25% due 04/15/2023............................ $600,000  $  594,000
      Denbury Resources, Inc.
       Company Guar. Notes
       5.50% due 05/01/2022............................  484,000     347,270
      Denbury Resources, Inc.
       Sec. Notes
       9.00% due 05/15/2021*...........................  825,000     864,187
      Hess Corp.
       Senior Notes
       4.30% due 04/01/2027............................  138,000     139,074
      Hess Corp.
       Senior Notes
       5.60% due 02/15/2041............................  148,000     147,521
      Hilcorp Energy I LP/Hilcorp Finance Co.
       Senior Notes
       5.00% due 12/01/2024*...........................  685,000     655,888
      Hilcorp Energy I LP/Hilcorp Finance Co.
       Senior Notes
       5.75% due 10/01/2025*...........................   43,000      42,785
      Laredo Petroleum, Inc.
       Company Guar. Notes
       7.38% due 05/01/2022............................  787,000     813,561
      Newfield Exploration Co.
       Senior Notes
       5.38% due 01/01/2026............................  559,000     560,398
      Noble Energy, Inc.
       Senior Notes
       3.90% due 11/15/2024............................  289,000     294,753
      Noble Energy, Inc.
       Senior Notes
       5.05% due 11/15/2044............................  122,000     120,449
      Occidental Petroleum Corp.
       Senior Notes
       4.40% due 04/15/2046............................  152,000     167,793
      Rex Energy Corp.
       Sec. Notes
       1.00% due 10/01/2020............................  646,815     352,514
      Sanchez Energy Corp.
       Company Guar. Notes
       6.13% due 01/15/2023............................  791,000     634,778
      SM Energy Co.
       Senior Notes
       5.63% due 06/01/2025............................  506,000     475,640
      SM Energy Co.
       Senior Notes
       6.50% due 01/01/2023............................  116,000     117,160
      WPX Energy, Inc.
       Senior Notes
       7.50% due 08/01/2020............................  750,000     793,125
                                                                  ----------
                                                                   7,832,391
                                                                  ----------
    Oil Companies-Integrated -- 0.2%
      Chevron Corp.
       Senior Notes
       1.37% due 03/02/2018............................  324,000     324,571

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                   Principal   Value
                  Security Description             Amount**   (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Oil Companies-Integrated (continued)
           Chevron Corp.
            Senior Notes
            1.96% due 03/03/2020.................. $178,000  $  180,474
           Exxon Mobil Corp.
            Senior Notes
            1.31% due 03/06/2018..................  199,000     199,602
                                                             ----------
                                                                704,647
                                                             ----------
         Oil Field Machinery & Equipment -- 0.1%
           Forum Energy Technologies, Inc.
            Company Guar. Notes
            6.25% due 10/01/2021..................  410,000     388,475
                                                             ----------
         Oil Refining & Marketing -- 0.4%
           Calumet Specialty Products Partner LP/
            Calumet Finance Corp.
            Company Guar. Notes
            6.50% due 04/15/2021..................  646,000     528,105
           Cheniere Corpus Christi Holdings LLC
            Senior Sec. Notes
            7.00% due 06/30/2024*.................  220,000     237,600
           PBF Holding Co LLC/PBF Finance Corp.
            Senior Sec. Notes
            7.00% due 11/15/2023*.................  700,000     659,750
           Valero Energy Corp.
            Senior Notes
            3.40% due 09/15/2026..................  287,000     285,088
                                                             ----------
                                                              1,710,543
                                                             ----------
         Oil-Field Services -- 0.3%
           Bristow Group, Inc.
            Company Guar. Notes
            6.25% due 10/15/2022..................  825,000     604,313
           SESI LLC
            Company Guar. Notes
            7.13% due 12/15/2021..................  548,000     535,670
                                                             ----------
                                                              1,139,983
                                                             ----------
         Paper & Related Products -- 0.7%
           Clearwater Paper Corp.
            Company Guar. Notes
            4.50% due 02/01/2023..................  219,000     219,274
           Domtar Corp.
            Company Guar. Notes
            6.75% due 02/15/2044..................  222,000     248,697
           Georgia-Pacific LLC
            Senior Notes
            3.60% due 03/01/2025*.................  492,000     524,080
           Georgia-Pacific LLC
            Senior Notes
            3.73% due 07/15/2023*.................  672,000     719,413
           Georgia-Pacific LLC
            Company Guar. Notes
            5.40% due 11/01/2020*.................  275,000     310,975
           International Paper Co.
            Senior Notes
            4.40% due 08/15/2047..................  101,000     102,138

                                                       Principal   Value
                  Security Description                 Amount**   (Note 2)
    Paper & Related Products (continued)
      PH Glatfelter Co.
       Company Guar. Notes
       5.38% due 10/15/2020........................... $620,000  $  626,200
                                                                 ----------
                                                                  2,750,777
                                                                 ----------
    Pharmacy Services -- 0.1%
      Express Scripts Holding Co.
       Company Guar. Notes
       3.00% due 07/15/2023...........................  107,000     108,679
      Express Scripts Holding Co.
       Company Guar. Notes
       4.50% due 02/25/2026...........................  191,000     209,496
      Express Scripts Holding Co.
       Company Guar. Notes
       4.80% due 07/15/2046...........................  239,000     248,266
                                                                 ----------
                                                                    566,441
                                                                 ----------
    Pipelines -- 2.4%
      Antero Midstream Partners LP/Antero
       Midstream Finance Corp.
       Company Guar. Notes
       5.38% due 09/15/2024*..........................  507,000     513,338
      Colorado Interstate Gas Co. LLC/
       Colorado Interstate Issuing Corp.
       Company Guar. Notes
       4.15% due 08/15/2026*..........................  157,000     155,653
      Columbia Pipeline Group, Inc.
       Company Guar. Notes
       2.45% due 06/01/2018...........................   59,000      59,351
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/2020...........................  700,000     768,250
      Energy Transfer Partners LP
       Senior Notes
       4.90% due 03/15/2035...........................  115,000     106,152
      Energy Transfer Partners LP
       Senior Notes
       6.05% due 06/01/2041...........................   29,000      29,367
      Energy Transfer Partners LP
       Senior Notes
       6.63% due 10/15/2036...........................  366,000     398,491
      EnLink Midstream Partners LP
       Senior Notes
       4.40% due 04/01/2024...........................   84,000      82,026
      EnLink Midstream Partners LP
       Senior Notes
       4.85% due 07/15/2026...........................  189,000     190,186
      Enterprise Products Operating LLC
       Company Guar. Notes
       3.95% due 02/15/2027...........................  120,000     125,744
      Enterprise Products Operating LLC
       Company Guar. Notes
       4.85% due 03/15/2044...........................   77,000      80,022
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       5.63% due 06/15/2024...........................  465,000     455,700

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                       Principal    Value
                  Security Description                 Amount**    (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Pipelines (continued)
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       6.00% due 05/15/2023........................... $  532,000 $  528,010
      Holly Energy Partners LP/Holly Energy
       Finance Corp.
       Company Guar. Notes
       6.00% due 08/01/2024*..........................    672,000    695,520
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       3.45% due 02/15/2023...........................    224,000    223,296
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       4.70% due 11/01/2042...........................    159,000    146,673
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       5.63% due 09/01/2041...........................     74,000     73,403
      Plains All American Pipeline LP/PAA
       Finance Corp.
       Senior Notes
       3.60% due 11/01/2024...........................     90,000     87,206
      Plains All American Pipeline LP/PAA
       Finance Corp.
       Senior Notes
       3.85% due 10/15/2023...........................    108,000    107,427
      Rose Rock Midstream LP/Rose Rock
       Finance Corp.
       Company Guar. Notes
       5.63% due 07/15/2022...........................    656,000    603,520
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       5.63% due 04/15/2023...........................    575,000    613,812
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       5.88% due 06/30/2026*..........................    180,000    195,638
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       6.25% due 03/15/2022...........................    511,000    558,267
      Summit Midstream Holdings
       LLC/Summit Midstream Finance Corp.
       Company Guar. Notes
       5.50% due 08/15/2022...........................    592,000    563,880
      Tallgrass Energy Partners LP/Tallgrass
       Energy Finance Corp.
       Company Guar. Notes
       5.50% due 09/15/2024*..........................    580,000    584,350
      Tesoro Logistics LP/Tesoro Logistics
       Finance Corp.
       Company Guar. Notes
       6.13% due 10/15/2021...........................  1,116,000  1,166,220
      Western Gas Partners LP
       Senior Notes
       4.65% due 07/01/2026...........................    202,000    209,049
      Williams Partners LP
       Senior Notes
       3.90% due 01/15/2025...........................     72,000     71,850
                                                                  ----------
                                                                   9,392,401
                                                                  ----------

                                                      Principal  Value
                   Security Description               Amount**  (Note 2)
       Power Converter/Supply Equipment -- 0.1%
         Hubbell, Inc.
          Senior Notes
          3.35% due 03/01/2026....................... $183,000  $192,033
                                                                --------
       Printing-Commercial -- 0.2%
         Quad/Graphics, Inc.
          Company Guar. Notes
          7.00% due 05/01/2022.......................  642,000   616,320
         RR Donnelley & Sons Co.
          Senior Notes
          7.00% due 02/15/2022.......................   43,000    44,613
                                                                --------
                                                                 660,933
                                                                --------
       Publishing-Newspapers -- 0.1%
         Lee Enterprises, Inc.
          Senior Sec. Notes
          9.50% due 03/15/2022*......................  221,000   228,183
                                                                --------
       Publishing-Periodicals -- 0.2%
         Emerald Expositions Holdings, Inc.
          Senior Notes
          9.00% due 06/15/2021*......................  887,000   921,371
                                                                --------
       Radio -- 0.2%
         Sirius XM Radio, Inc.
          Company Guar. Notes
          5.38% due 07/15/2026*......................  565,000   580,538
                                                                --------
       Real Estate Investment Trusts -- 0.7%
         American Tower Corp.
          Senior Notes
          3.13% due 01/15/2027.......................  221,000   219,973
         American Tower Corp.
          Senior Notes
          3.38% due 10/15/2026.......................  156,000   158,124
         AvalonBay Communities, Inc.
          Senior Notes
          3.90% due 10/15/2046.......................   77,000    76,096
         Columbia Property Trust Operating
          Partnership LP
          Company Guar. Notes
          3.65% due 08/15/2026.......................   73,000    73,430
         CTR Partnership LP/CareTrust Capital Corp.
          Company Guar. Notes
          5.88% due 06/01/2021.......................  781,000   808,335
         CubeSmart LP Company
          Guar. Notes
          3.13% due 09/01/2026.......................  144,000   143,364
         DuPont Fabros Technology LP
          Company Guar. Notes
          5.63% due 06/15/2023.......................  442,000   465,205
         ESH Hospitality, Inc.
          Company Guar. Notes
          5.25% due 05/01/2025*......................  570,000   569,287
         Federal Realty Investment Trust
          Senior Notes
          3.63% due 08/01/2046.......................   30,000    29,361
         Kimco Realty Corp.
          Senior Notes
          2.80% due 10/01/2026.......................   76,000    75,346

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Real Estate Investment Trusts (continued)
         Liberty Property LP
          Senior Notes
          3.25% due 10/01/2026...................... $ 97,000  $   97,742
                                                               ----------
                                                                2,716,263
                                                               ----------
       Real Estate Management/Services -- 0.2%
         Kennedy-Wilson, Inc.
          Company Guar. Notes
          5.88% due 04/01/2024......................  845,000     851,338
                                                               ----------
       Real Estate Operations & Development -- 0.3%
         Greystar Real Estate Partners LLC
          Senior Sec. Notes
          8.25% due 12/01/2022*.....................  941,000     997,460
                                                               ----------
       Rental Auto/Equipment -- 0.4%
         Avis Budget Car Rental LLC/Avis
          Budget Finance, Inc.
          Company Guar. Notes
          5.13% due 06/01/2022*.....................  138,000     138,431
         Avis Budget Car Rental LLC/Avis
          Budget Finance, Inc.
          Company Guar. Notes
          5.25% due 03/15/2025*.....................  349,000     335,040
         Herc Rentals, Inc.
          Sec. Notes
          7.50% due 06/01/2022*.....................  556,000     575,460
         Hertz Corp.
          Company Guar. Notes
          5.50% due 10/15/2024*.....................  593,000     590,776
                                                               ----------
                                                                1,639,707
                                                               ----------
       Retail-Appliances -- 0.1%
         Conn's, Inc.
          Company Guar. Notes
          7.25% due 07/15/2022......................  720,000     561,600
                                                               ----------
       Retail-Building Products -- 0.0%
         Home Depot, Inc.
          Senior Notes
          2.00% due 04/01/2021......................   17,000      17,284
         Home Depot, Inc.
          Senior Notes
          3.50% due 09/15/2056......................  104,000     101,633
                                                               ----------
                                                                  118,917
                                                               ----------
       Retail-Discount -- 0.2%
         Costco Wholesale Corp.
          Senior Notes
          2.25% due 02/15/2022......................  344,000     353,960
         Dollar General Corp.
          Senior Notes
          3.25% due 04/15/2023......................  204,000     210,613
         Dollar General Corp.
          Senior Notes
          4.15% due 11/01/2025......................  102,000     111,009
                                                               ----------
                                                                  675,582
                                                               ----------

                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         Retail-Drug Store -- 0.2%
           CVS Health Corp.
            Senior Notes
            2.88% due 06/01/2026................ $  236,000 $  239,497
           CVS Pass-Through Trust
            Pass-Through Certs.
            4.70% due 01/10/2036*...............    186,182    206,317
           CVS Pass-Through Trust
            Pass-Through Certs.
            5.77% due 01/10/2033*...............    150,831    175,380
           CVS Pass-Through Trust
            Pass-Through Certs.
            5.93% due 01/10/2034*...............    240,504    284,387
                                                            ----------
                                                               905,581
                                                            ----------
         Retail-Restaurants -- 0.5%
           Brinker International, Inc.
            Senior Notes
            5.00% due 10/01/2024*...............    575,000    582,971
           Landry's, Inc.
            Company Guar. Notes
            9.38% due 05/01/2020*...............    563,000    590,503
           McDonald's Corp.
            Senior Notes
            4.70% due 12/09/2035................     33,000     37,374
           PF Chang's China Bistro, Inc.
            Company Guar. Notes
            10.25% due 06/30/2020*..............    609,000    573,982
                                                            ----------
                                                             1,784,830
                                                            ----------
         Rubber/Plastic Products -- 0.1%
           Gates Global LLC/Gates Global Co.
            Company Guar. Notes
            6.00% due 07/15/2022*...............    375,000    356,250
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/2007+(3)(6)(7)(14).    100,000          0
                                                            ----------
                                                               356,250
                                                            ----------
         Satellite Telecom -- 0.2%
           Hughes Satellite Systems Corp.
            Company Guar. Notes
            7.63% due 06/15/2021................    806,000    859,398
                                                            ----------
         Savings & Loans/Thrifts -- 0.6%
           First Niagara Financial Group, Inc.
            Senior Notes
            6.75% due 03/19/2020................  1,145,000  1,321,722
           First Niagara Financial Group, Inc.
            Sub. Notes
            7.25% due 12/15/2021................    714,000    874,817
                                                            ----------
                                                             2,196,539
                                                            ----------
         Steel Pipe & Tube -- 0.1%
           Valmont Industries, Inc.
            Company Guar. Notes
            5.25% due 10/01/2054................    440,000    412,147
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                Principal     Value
                 Security Description           Amount**     (Note 2)
          U.S. CORPORATE BONDS & NOTES (continued)
          Steel-Producers -- 0.4%
            AK Steel Corp.
             Senior Sec. Notes
             7.50% due 07/15/2023.............   $  650,000 $  692,250
            Steel Dynamics, Inc.
             Company Guar. Notes
             5.13% due 10/01/2021.............      444,000    461,205
            United States Steel Corp.
             Senior Sec. Notes
             8.38% due 07/01/2021*............      434,000    474,687
                                                            ----------
                                                             1,628,142
                                                            ----------
          Telecom Services -- 0.1%
            Embarq Corp.
             Senior Notes
             8.00% due 06/01/2036.............      550,000    556,589
                                                            ----------
          Telecommunication Equipment -- 0.2%
            Plantronics, Inc.
             Company Guar. Notes
             5.50% due 05/31/2023*............      562,000    578,860
                                                            ----------
          Telephone-Integrated -- 1.6%
            AT&T, Inc.
             Senior Notes
             1.45% due 06/01/2022............. EUR  225,000    268,402
            AT&T, Inc.
             Senior Notes
             3.00% due 06/30/2022.............      450,000    462,649
            AT&T, Inc.
             Senior Notes
             4.35% due 06/15/2045.............      300,000    295,516
            AT&T, Inc.
             Senior Notes
             4.50% due 05/15/2035.............      368,000    386,654
            AT&T, Inc.
             Senior Notes
             4.75% due 05/15/2046.............      234,000    244,870
            AT&T, Inc.
             Senior Notes
             5.50% due 03/15/2027............. GBP  250,000    424,852
            AT&T, Inc.
             Senior Notes
             5.80% due 02/15/2019.............      129,000    141,498
            CenturyLink, Inc.
             Senior Notes
             5.63% due 04/01/2025.............      156,000    149,370
            CenturyLink, Inc.
             Senior Notes
             6.88% due 01/15/2028.............      311,000    299,726
            CenturyLink, Inc.
             Senior Notes
             7.50% due 04/01/2024.............      465,000    496,387
            Cincinnati Bell, Inc.
             Company Guar. Notes
             7.00% due 07/15/2024*............      580,000    594,500
            Frontier Communications Corp.
             Senior Notes
             11.00% due 09/15/2025............    1,250,000  1,304,687

                                                 Principal     Value
                Security Description             Amount**     (Note 2)
       Telephone-Integrated (continued)
         Verizon Communications, Inc.
          Senior Notes
          3.00% due 11/01/2021.................   $ 405,000 $    423,773
         Verizon Communications, Inc.
          Senior Notes
          4.40% due 11/01/2034.................     148,000      156,604
         Verizon Communications, Inc.
          Senior Notes
          4.67% due 03/15/2055.................     400,000      420,772
         Verizon Communications, Inc.
          Senior Notes
          4.86% due 08/21/2046.................     232,000      259,855
                                                            ------------
                                                               6,330,115
                                                            ------------
       Transport-Equipment & Leasing -- 0.0%
         GATX Corp.
          Senior Notes
          3.25% due 09/15/2026.................      95,000       94,443
                                                            ------------
       Transport-Rail -- 0.0%
         Burlington Northern Santa Fe LLC
          Senior Notes
          3.90% due 08/01/2046.................     102,000      109,038
                                                            ------------
       Trucking/Leasing -- 0.0%
         Penske Truck Leasing Co. LP/PTL
          Finance Corp.
          Senior Notes
          3.38% due 02/01/2022*................     125,000      129,990
                                                            ------------
       Wire & Cable Products -- 0.3%
         Belden, Inc.*
          Company Guar. Notes
          5.25% due 07/15/2024.................     575,000      583,625
         General Cable Corp.
          Company Guar. Notes
          5.75% due 10/01/2022.................     490,000      465,500
                                                            ------------
                                                               1,049,125
                                                            ------------
       Total U.S. Corporate Bonds & Notes
         (cost $153,102,130)...................              157,320,545
                                                            ------------
       FOREIGN CORPORATE BONDS & NOTES -- 15.6%
       Aerospace/Defense -- 0.1%
         BAE Systems PLC
          Senior Notes
          4.13% due 06/08/2022................. GBP 150,000      222,971
                                                            ------------
       Agricultural Chemicals -- 0.1%
         Consolidated Energy Finance SA
          Company Guar. Notes
          6.75% due 10/15/2019*................     415,000      409,812
                                                            ------------
       Airport Development/Maintenance -- 0.2%
         Heathrow Funding, Ltd.
          Senior Sec. Notes
          1.88% due 05/23/2024................. EUR 600,000      732,851
         Heathrow Funding, Ltd.
          Senior Sec. Notes
          6.75% due 12/03/2028................. GBP 100,000      188,135
                                                            ------------
                                                                 920,986
                                                            ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                      Principal    Value
                 Security Description                 Amount**    (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Auto-Cars/Light Trucks -- 0.5%
       Daimler AG
        Senior Notes
        2.75% due 12/04/2020........................ GBP 235,000 $  328,095
       FCE Bank PLC
        Senior Notes
        1.53% due 11/09/2020........................ EUR 300,000    352,103
       FCE Bank PLC
        Senior Notes
        1.62% due 05/11/2023........................ EUR 300,000    354,943
       Kia Motors Corp.
        Senior Notes
        3.25% due 04/21/2026*.......................     200,000    210,316
       RCI Banque SA
        Senior Notes
        2.25% due 03/29/2021........................ EUR 350,000    427,139
       Volkswagen International Finance NV
        Company Guar. Notes
        2.38% due 03/22/2017*.......................     107,000    107,427
                                                                 ----------
                                                                  1,780,023
                                                                 ----------
     Auto/Truck Parts & Equipment-Original -- 0.1%
       Tupy Overseas SA
        Company Guar. Notes
        6.63% due 07/17/2024........................     290,000    292,537
                                                                 ----------
     Banks-Commercial -- 2.0%
       Australia & New Zealand Banking Group, Ltd.
        Senior Notes
        1.60% due 07/15/2019........................     253,000    252,738
       Banco de Credito del Peru/Panama
        Senior Notes
        5.38% due 09/16/2020........................     200,000    220,500
       Bank of China, Ltd.
        Sub. Notes
        5.00% due 11/13/2024........................     200,000    216,418
       BPCE SA
        Senior Notes
        2.13% due 03/17/2021........................ EUR 300,000    367,293
       BPCE SA
        Senior Notes
        2.88% due 01/16/2024........................ EUR 300,000    396,999
       Cooperatieve Rabobank UA
        Company Guar. Notes
        3.75% due 07/21/2026........................     250,000    250,410
       Cooperatieve Rabobank UA
        Senior Notes
        4.55% due 08/30/2029........................ GBP 110,000    182,645
       Cooperatieve Rabobank UA
        Senior Notes
        5.25% due 05/23/2041........................ GBP 100,000    191,429
       Credit Suisse
        Senior Notes
        3.00% due 10/29/2021........................     254,000    261,309
       Danske Bank A/S FRS
        Sub. Notes
        3.88% due 10/04/2023........................ EUR 300,000    359,414
       DBS Group Holdings, Ltd.
        Senior Notes
        2.25% due 07/16/2019*.......................     491,000    499,114

                                              Principal    Value
                 Security Description         Amount**    (Note 2)
            Banks-Commercial (continued)
              HBOS PLC
               Sub. Notes
               5.37% due 06/30/2021......... EUR 600,000 $  793,415
              ICICI Bank, Ltd.
               Senior Notes
               5.75% due 11/16/2020.........     200,000    224,744
              Intesa Sanpaolo SpA
               Sub. Notes
               5.02% due 06/26/2024*........     254,000    231,792
              Mizuho Bank, Ltd.
               Company Guar. Notes
               2.15% due 10/20/2018*........      15,000     15,128
              Mizuho Bank, Ltd.
               Company Guar. Notes
               2.45% due 04/16/2019*........     275,000    279,466
              National Bank of Canada
               Bank Guar. Notes
               2.10% due 12/14/2018.........     269,000    272,419
              Royal Bank of Canada
               Sub. Notes
               4.65% due 01/27/2026.........     222,000    241,970
              Santander Issuances SAU
               Company Guar. Notes
               5.18% due 11/19/2025.........     200,000    203,770
              Shinhan Bank
               Sub. Bonds
               3.88% due 03/24/2026*........     200,000    211,521
              Standard Chartered Bank
               Sub. Notes
               5.88% due 09/26/2017......... EUR 150,000    177,704
              Svenska Handelsbanken AB FRS
               Sub. Notes
               2.66% due 01/15/2024......... EUR 500,000    586,564
              Toronto-Dominion Bank
               Senior Notes
               1.80% due 07/13/2021.........     289,000    287,918
              Toronto-Dominion Bank VRS
               Sub. Notes
               3.63% due 09/15/2031.........     325,000    325,896
              Westpac Banking Corp.
               Senior Notes
               0.88% due 02/16/2021......... EUR 600,000    698,273
                                                         ----------
                                                          7,748,849
                                                         ----------
            Banks-Money Center -- 0.1%
              ABN AMRO Bank NV
               Senior Notes
               2.50% due 11/29/2023......... EUR 200,000    259,828
              ABN AMRO Bank NV
               Senior Notes
               4.13% due 03/28/2022......... EUR 100,000    136,654
              Bank of Scotland PLC
               Sub. Notes
               6.38% due 08/16/2019......... GBP 150,000    217,999
                                                         ----------
                                                            614,481
                                                         ----------
            Beverages-Non-alcoholic -- 0.1%
              Coca-Cola Femsa SAB de CV
               Company Guar. Notes
               2.38% due 11/26/2018.........     442,000    449,610
                                                         ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)


                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Beverages-Wine/Spirits -- 0.2%
          Bacardi, Ltd.
           Company Guar. Notes
           2.75% due 07/15/2026*................ $    102,000 $  101,346
          Diageo Capital PLC
           Company Guar. Notes
           5.75% due 10/23/2017.................      346,000    362,120
          Pernod Ricard SA
           Senior Notes
           3.25% due 06/08/2026*................      196,000    199,093
                                                              ----------
                                                                 662,559
                                                              ----------
        Brewery -- 0.2%
          Anheuser-Busch InBev SA
           Company Guar. Notes
           0.88% due 03/17/2022.................  EUR 200,000    232,794
          Anheuser-Busch InBev SA/NV
           Company Guar. Notes
           2.75% due 03/17/2036.................  EUR 360,000    486,631
                                                              ----------
                                                                 719,425
                                                              ----------
        Building Products-Cement -- 0.1%
          St Marys Cement, Inc.
           Company Guar. Notes
           5.75% due 01/28/2027*................      200,000    197,250
                                                              ----------
        Building Societies -- 0.1%
          Nationwide Building Society
           Sub. Notes
           4.00% due 09/14/2026*................      265,000    263,791
                                                              ----------
        Building-Residential/Commercial -- 0.2%
          Mattamy Group Corp.
           Company Guar. Notes
           6.50% due 11/15/2020*................      925,000    922,109
                                                              ----------
        Cable/Satellite TV -- 0.8%
          Altice Financing SA
           Senior Sec. Notes
           7.50% due 05/15/2026*................    1,340,000  1,395,275
          Altice Luxembourg SA
           Company Guar. Notes
           7.75% due 05/15/2022*................      345,000    368,288
          Numericable-SFR SA
           Senior Sec. Notes
           7.38% due 05/01/2026*................    1,354,000  1,384,045
                                                              ----------
                                                               3,147,608
                                                              ----------
        Cellular Telecom -- 0.1%
          Empresa Nacional de
           Telecomunicaciones SA
           Senior Notes
           4.88% due 10/30/2024.................      200,000    205,443
          VimpelCom Holdings BV
           Company Guar. Notes
           5.95% due 02/13/2023.................      200,000    207,290
                                                              ----------
                                                                 412,733
                                                              ----------
        Chemicals-Diversified -- 0.2%
          Israel Chemicals, Ltd.
           Senior Notes
           4.50% due 12/02/2024*................      200,000    210,750

                                                    Principal   Value
                   Security Description             Amount**   (Note 2)
         Chemicals-Diversified (continued)
           NOVA Chemicals Corp.
            Senior Notes
            5.00% due 05/01/2025*.................   $ 420,000 $425,250
                                                               --------
                                                                636,000
                                                               --------
         Chemicals-Plastics -- 0.1%
           Mexichem SAB de CV
            Company Guar. Notes
            5.88% due 09/17/2044*.................     440,000  420,750
                                                               --------
         Consumer Products-Misc. -- 0.1%
           Kimberly-Clark de Mexico SAB de CV
            Senior Notes
            3.25% due 03/12/2025*.................     213,000  211,343
                                                               --------
         Cruise Lines -- 0.2%
           Royal Caribbean Cruises, Ltd.
            Senior Notes
            5.25% due 11/15/2022..................     281,000  305,587
           Royal Caribbean Cruises, Ltd.
            Senior Notes
            7.50% due 10/15/2027..................     571,000  685,914
                                                               --------
                                                                991,501
                                                               --------
         Diversified Banking Institutions -- 1.4%
           BNP Paribas SA
            Senior Notes
            2.38% due 11/20/2019.................. GBP 200,000  270,795
           BNP Paribas SA
            Senior Notes
            2.88% due 09/26/2023.................. EUR 400,000  527,904
           BNP Paribas SA
            Sub. Notes
            4.38% due 05/12/2026*.................     209,000  216,035
           Credit Agricole SA
            Senior Notes
            3.13% due 02/05/2026.................. EUR 200,000  277,963
           Credit Agricole SA
            Sub. Notes
            3.90% due 04/19/2021.................. EUR 500,000  647,965
           Credit Agricole SA
            Sub. Notes
            4.38% due 03/17/2025*.................     239,000  243,987
           Credit Agricole SA
            Senior Notes
            5.50% due 12/17/2021.................. GBP 250,000  396,208
           HSBC Holdings PLC
            Senior Notes
            2.65% due 01/05/2022..................     228,000  227,224
           Lloyds Banking Group PLC
            Sub. Notes
            4.58% due 12/10/2025*.................     336,000  342,844
           Mitsubishi UFJ Financial Group, Inc.
            Senior Notes
            2.95% due 03/01/2021..................     314,000  323,303
           Mizuho Financial Group, Inc.
            Senior Notes
            2.27% due 09/13/2021..................     208,000  207,437

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Diversified Banking Institutions (continued)
        Royal Bank of Scotland Group PLC
         Senior Notes
         3.88% due 09/12/2023......................   $ 201,000 $  197,783
        Royal Bank of Scotland PLC FRS
         Sub. Notes
         10.50% due 03/16/2022..................... EUR 950,000  1,113,604
        Societe Generale SA
         Sub. Notes
         6.13% due 08/20/2018...................... EUR 250,000    311,864
                                                                ----------
                                                                 5,304,916
                                                                ----------
      Diversified Financial Services -- 0.1%
        GE Capital International Funding Co. ULC
         Company Guar. Notes
         4.42% due 11/15/2035......................     513,000    575,773
                                                                ----------
      Diversified Manufacturing Operations -- 0.1%
        Ingersoll-Rand Luxembourg Finance SA
         Company Guar. Notes
         4.65% due 11/01/2044......................     137,000    149,478
        Siemens Financieringsmaatschappij NV
         Company Guar. Notes
         2.35% due 10/15/2026*.....................     257,000    253,814
                                                                ----------
                                                                   403,292
                                                                ----------
      Diversified Minerals -- 0.3%
        FMG Resources August 2006 Pty, Ltd.
         Senior Sec. Notes
         9.75% due 03/01/2022*.....................     977,000  1,133,320
                                                                ----------
      E-Commerce/Products -- 0.1%
        Alibaba Group Holding, Ltd.
         Senior Notes
         3.60% due 11/28/2024......................     280,000    293,239
                                                                ----------
      Electric-Distribution -- 0.1%
        State Grid Overseas Investment 2014, Ltd.
         Company Guar. Notes
         4.13% due 05/07/2024*.....................     200,000    220,779
                                                                ----------
      Electric-Generation -- 0.4%
        Electricite de France SA
         Senior Notes
         2.35% due 10/13/2020*.....................     697,000    710,796
        Electricite de France SA
         Senior Notes
         3.63% due 10/13/2025*.....................     128,000    134,591
        Electricite de France SA
         Senior Notes
         4.95% due 10/13/2045*.....................     294,000    318,168
        Electricite de France SA
         Senior Notes
         6.00% due 01/22/2114*.....................     167,000    180,843
        Electricite de France SA
         Senior Notes
         6.25% due 05/30/2028...................... GBP 150,000    273,915
                                                                ----------
                                                                 1,618,313
                                                                ----------

                                                 Principal     Value
                Security Description             Amount**     (Note 2)
         Electric-Integrated -- 0.6%
           Enel Finance International NV
            Company Guar. Notes
            5.00% due 09/14/2022.............. EUR   400,000 $  575,670
           Enel Finance International NV
            Company Guar. Notes
            5.63% due 08/14/2024.............. GBP   100,000    163,939
           GDF Suez
            Senior Notes
            2.38% due 05/19/2026.............. EUR   700,000    927,751
           Iberdrola International BV
            Company Guar. Notes
            2.50% due 10/24/2022.............. EUR   300,000    382,834
           Iberdrola International BV
            Company Guar. Notes
            3.00% due 01/31/2022.............. EUR   300,000    387,174
                                                             ----------
                                                              2,437,368
                                                             ----------
         Electronic Components-Semiconductors -- 0.1%
           Sensata Technologies BV
            Senior Unsecured Notes
            5.00% due 10/01/2025..............        57,000     58,282
           Sensata Technologies UK Financing
            Co. PLC
            Company Guar. Notes
            6.25% due 02/15/2026*.............       380,000    411,350
                                                             ----------
                                                                469,632
                                                             ----------
         Finance-Leasing Companies -- 0.1%
           Fly Leasing, Ltd.
            Senior Notes
            6.38% due 10/15/2021..............       585,000    593,775
                                                             ----------
         Food-Meat Products -- 0.2%
           BRF SA
            Senior Notes
            7.75% due 05/22/2018*(6).......... BRL 1,000,000    285,350
           Marfrig Holdings Europe BV
            Company Guar. Notes
            8.00% due 06/08/2023*.............       200,000    204,900
           Minerva Luxembourg SA
            Company Guar. Notes
            6.50% due 09/20/2026*.............       200,000    196,500
                                                             ----------
                                                                686,750
                                                             ----------
         Food-Misc./Diversified -- 0.1%
           BRF GmbH
            Company Guar. Notes
            4.35% due 09/29/2026*.............       200,000    195,800
                                                             ----------
         Food-Retail -- 0.2%
           Casino Guichard Perrachon SA
            Senior Notes
            4.41% due 08/06/2019.............. EUR   300,000    371,885
           Casino Guichard-Perrachon SA
            Senior Notes
            5.98% due 05/26/2021.............. EUR   300,000    397,800
                                                             ----------
                                                                769,685
                                                             ----------
         Gas-Distribution -- 0.0%
           Gas Natural Capital Markets SA
            Company Guar. Notes
            5.13% due 11/02/2021.............. EUR   100,000    140,209
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                       Principal   Value
                  Security Description                 Amount**   (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Gas-Transportation -- 0.1%
       Transportadora de Gas del Peru SA
        Senior Notes
        4.25% due 04/30/2028.........................   $ 200,000 $207,820
                                                                  --------
     Gold Mining -- 0.1%
       Gold Fields Orogen Holdings BVI, Ltd.
        Guar. Notes
        4.88% due 10/07/2020.........................     200,000  202,460
       Goldcorp, Inc.
        Senior Notes
        5.45% due 06/09/2044.........................     161,000  173,602
                                                                  --------
                                                                   376,062
                                                                  --------
     Insurance-Multi-line -- 0.2%
       Willow No 2 Ireland PLC for Zurich Insurance
        Co., Ltd.
        Senior Sec. Notes
        3.38% due 06/27/2022......................... EUR 175,000  231,120
       XLIT, Ltd.
        Company Guar. Notes
        4.45% due 03/31/2025.........................     137,000  139,065
       XLIT, Ltd.
        Company Guar. Notes
        5.50% due 03/31/2045.........................     312,000  305,230
                                                                  --------
                                                                   675,415
                                                                  --------
     Investment Management/Advisor Services -- 0.1%
       China Cinda Finance 2015 I, Ltd.
        Company Guar. Notes
        4.25% due 04/23/2025*........................     380,000  394,322
                                                                  --------
     Machinery-General Industrial -- 0.1%
       ATS Automation Tooling Systems, Inc.
        Senior Notes
        6.50% due 06/15/2023*........................     569,000  583,225
                                                                  --------
     Medical-Drugs -- 0.1%
       Teva Pharmaceutical Finance
        Netherlands III BV
        Company Guar. Notes
        2.80% due 07/21/2023.........................     198,000  198,508
       Teva Pharmaceutical Finance
        Netherlands III BV
        Company Guar. Notes
        3.15% due 10/01/2026.........................     140,000  140,648
       Teva Pharmaceutical Finance
        Netherlands III BV
        Company Guar. Notes
        4.10% due 10/01/2046.........................     253,000  251,800
                                                                  --------
                                                                   590,956
                                                                  --------
     Medical-Generic Drugs -- 0.2%
       Actavis Funding SCS
        Company Guar. Notes
        3.00% due 03/12/2020.........................     273,000  281,876
       Perrigo Co. PLC
        Senior Notes
        4.00% due 11/15/2023.........................     502,000  516,150
                                                                  --------
                                                                   798,026
                                                                  --------

                                                  Principal     Value
                Security Description              Amount**     (Note 2)
       Metal Processors & Fabrication -- 0.1%
         Elementia SAB de CV
          Company Guar. Notes
          5.50% due 01/15/2025..................   $  200,000 $  204,000
                                                              ----------
       Metal-Aluminum -- 0.1%
         Alcoa Nederland Holding BV
          Company Guar. Notes
          7.00% due 09/30/2026*.................      200,000    206,750
                                                              ----------
       Metal-Copper -- 0.2%
         First Quantum Minerals, Ltd.
          Company Guar. Notes
          7.25% due 05/15/2022*.................      937,000    829,245
                                                              ----------
       Metal-Diversified -- 0.3%
         Glencore Canada Financial Corp.
          Company Guar. Notes
          7.38% due 05/27/2020.................. GBP  200,000    301,787
         Glencore Finance Europe SA
          Company Guar. Notes
          2.75% due 04/01/2021.................. EUR  250,000    294,177
         Glencore Finance Europe SA
          Company Guar. Notes
          6.00% due 04/03/2022.................. GBP  300,000    440,172
                                                              ----------
                                                               1,036,136
                                                              ----------
       Metal-Iron -- 0.1%
         Metalloinvest Finance, Ltd.
          Company Guar. Notes
          5.63% due 04/17/2020..................      200,000    209,840
         NLMK Group
          Senior Notes
          4.50% due 06/15/2023..................      200,000    201,521
                                                              ----------
                                                                 411,361
                                                              ----------
       Oil & Gas Drilling -- 0.1%
         Pacific Drilling SA
          Senior Sec. Notes
          5.38% due 06/01/2020*.................    1,050,000    290,063
                                                              ----------
       Oil Companies-Exploration & Production -- 0.5%
         Anadarko Finance Co.
          Company Guar. Notes
          7.50% due 05/01/2031..................      117,000    144,845
         Empresa Nacional del Petroleo
          Senior Notes
          3.75% due 08/05/2026*.................      200,000    202,500
         MEG Energy Corp.
          Company Guar. Notes
          6.38% due 01/30/2023*.................      994,000    786,502
         MEG Energy Corp.
          Company Guar. Notes
          6.50% due 03/15/2021*.................      350,000    285,688
         Novatek OAO via Novatek Finance, Ltd.
          Senior Notes
          6.60% due 02/03/2021..................      200,000    219,886
         Pertamina Persero PT
          Senior Notes
          4.88% due 05/03/2022*.................      300,000    323,294

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Oil Companies-Exploration & Production (continued)
            Tengizchevroil Finance Co., Inc.
             Senior Sec. Notes
             4.00% due 08/15/2026*..............   $ 200,000  $  198,000
                                                              ----------
                                                               2,160,715
                                                              ----------
          Oil Companies-Integrated -- 1.1%
            BP Capital Markets PLC
             Company Guar. Notes
             1.38% due 11/06/2017...............     302,000     302,028
            BP Capital Markets PLC
             Company Guar. Notes
             1.68% due 05/03/2019...............     197,000     197,768
            BP Capital Markets PLC
             Company Guar. Notes
             2.97% due 02/27/2026............... EUR 450,000     604,475
            BP Capital Markets PLC
             Company Guar. Notes
             3.02% due 01/16/2027...............     122,000     123,923
            BP Capital Markets PLC
             Company Guar. Notes
             3.12% due 05/04/2026...............     158,000     161,461
            BP Capital Markets PLC
             Company Guar. Notes
             3.25% due 05/06/2022...............     203,000     213,804
            BP Capital Markets PLC
             Company Guar. Notes
             4.33% due 12/10/2018............... GBP 100,000     139,629
            Ecopetrol SA
             Senior Notes
             4.13% due 01/16/2025...............     200,000     194,190
            Lukoil International Finance BV
             Company Guar. Notes
             4.56% due 04/24/2023...............     200,000     206,876
            Petrobras Global Finance BV
             Company Guar. Notes
             8.75% due 05/23/2026...............     155,000     171,275
            Petroleos Mexicanos
             Company Guar. Notes
             5.50% due 06/27/2044...............     157,000     136,103
            Petroleos Mexicanos
             Company Guar. Notes
             6.75% due 09/21/2047*..............     676,000     676,000
            Petronas Capital, Ltd.
             Company Guar. Notes
             3.50% due 03/18/2025...............     275,000     295,897
            Shell International Finance BV
             Company Guar. Notes
             1.25% due 11/10/2017...............     201,000     201,346
            Shell International Finance BV
             Company Guar. Notes
             2.13% due 05/11/2020...............     219,000     222,305
            Shell International Finance BV
             Company Guar. Notes
             2.25% due 11/10/2020...............     232,000     236,360
            Total Capital International SA
             Company Guar. Notes
             2.25% due 06/09/2022............... GBP 140,000     194,487
                                                              ----------
                                                               4,277,927
                                                              ----------

                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         Oil Refining & Marketing -- 0.2%
           Reliance Industries, Ltd.
            Senior Notes
            4.13% due 01/28/2025*............... $  250,000 $  260,171
           Thai Oil PCL
            Senior Notes
            3.63% due 01/23/2023*...............    200,000    210,327
           Ultrapar International SA
            Senior Unsecured Notes
            5.25% due 10/06/2026................    200,000    199,540
                                                            ----------
                                                               670,038
                                                            ----------
         Paper & Related Products -- 0.2%
           Bahia Sul Holdings GmbH
            Company Guar. Notes
            5.75% due 07/14/2026*...............    200,000    201,520
           Cascades, Inc.
            Company Guar. Notes
            5.75% due 07/15/2023*...............    355,000    359,437
           Klabin Finance SA
            Company Guar. Notes
            5.25% due 07/16/2024*...............    200,000    199,500
                                                            ----------
                                                               760,457
                                                            ----------
         Petrochemicals -- 0.1%
           Alpek SAB de CV
            Company Guar. Notes
            5.38% due 08/08/2023*...............    200,000    214,000
           Braskem Finance, Ltd.
            Company Guar. Notes
            5.75% due 04/15/2021................    200,000    209,640
                                                            ----------
                                                               423,640
                                                            ----------
         Pipelines -- 0.1%
           Southern Gas Corridor CJSC
            Government Guar. Notes
            6.88% due 03/24/2026*...............    500,000    560,000
                                                            ----------
         Printing-Commercial -- 0.2%
           Cimpress NV
            Company Guar. Notes
            7.00% due 04/01/2022*...............    720,000    750,600
                                                            ----------
         Real Estate Investment Trusts -- 0.1%
           Trust F/1401
            Senior Notes
            5.25% due 01/30/2026*...............    200,000    207,300
                                                            ----------
         Retail-Major Department Stores -- 0.1%
           El Puerto de Liverpool SAB de CV
            Company Guar. Notes
            3.88% due 10/06/2026*...............    200,000    197,400
                                                            ----------
         Satellite Telecom -- 0.5%
           Inmarsat Finance PLC
            Company Guar. Notes
            4.88% due 05/15/2022*...............    910,000    864,500
           Telesat Canada/Telesat LLC
            Company Guar. Notes
            6.00% due 05/15/2017*...............  1,140,000  1,140,000
                                                            ----------
                                                             2,004,500
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                    Principal      Value
               Security Description                 Amount**      (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Security Services -- 0.2%
       Garda World Security Corp.
        Company Guar. Notes
        7.25% due 11/15/2021*...................   $     811,000 $  748,147
                                                                 ----------
     Semiconductor Components-Integrated
      Circuits -- 0.1%
       NXP BV/NXP Funding LLC
        Company Guar. Notes
        4.63% due 06/01/2023*...................         415,000    453,906
                                                                 ----------
     Special Purpose Entity -- 0.0%
       Hellas Telecommunications Luxembourg II
        SCA FRS
        Sub. Notes
        6.05% due 01/15/2015*+(3)(6)(7)(14).....       1,330,000          0
                                                                 ----------
     Steel-Producers -- 0.3%
       ArcelorMittal
        Senior Notes
        7.25% due 02/25/2022....................       1,073,000  1,217,855
                                                                 ----------
     Sugar -- 0.1%
       Cosan Luxembourg SA
        Company Guar. Notes
        7.00% due 01/20/2027*...................         200,000    208,000
                                                                 ----------
     SupraNational Banks -- 0.1%
       North American Development Bank
        Senior Notes
        2.30% due 10/10/2018....................         434,000    443,410
                                                                 ----------
     Telecom Services -- 0.1%
       Bharti Airtel International Netherlands
        BV
        Company Guar. Notes
        5.35% due 05/20/2024....................         200,000    218,864
       GTH Finance BV
        Company Guar. Notes
        7.25% due 04/26/2023*...................         200,000    216,828
                                                                 ----------
                                                                    435,692
                                                                 ----------
     Telephone-Integrated -- 0.5%
       Deutsche Telekom International
        Finance BV
        Company Guar. Notes
        2.49% due 09/19/2023*...................         453,000    453,693
       Deutsche Telekom International
        Finance BV
        Company Guar. Notes
        8.88% due 11/27/2028.................... GBP     150,000    337,750
       Empresa de Telecomunicaciones de
        Bogota
        Senior Notes
        7.00% due 01/17/2023*................... COP 640,000,000    164,946
       Koninklijke KPN NV
        Senior Notes
        5.75% due 09/17/2029.................... GBP     200,000    345,914
       Oi SA
        Senior Notes
        9.75% due 09/15/2016*+(6)(7)(14)........ BRL     575,000     32,046
       Telecom Italia Capital SA
        Company Guar. Notes
        7.72% due 06/04/2038....................         341,000    373,395

                                                 Principal     Value
                Security Description             Amount**     (Note 2)
        Telephone-Integrated (continued)
          Telefonica Emisiones SAU
           Company Guar. Notes
           5.38% due 02/02/2026............... GBP   160,000 $   265,661
                                                             -----------
                                                               1,973,405
                                                             -----------
        Transport-Marine -- 0.1%
          PT Pelabuhan Indonesia II
           Senior Notes
           4.25% due 05/05/2025*..............       300,000     306,207
                                                             -----------
        Transport-Rail -- 0.0%
          Canadian Pacific Railway Co.
           Senior Notes
           6.13% due 09/15/2115...............       152,000     187,615
                                                             -----------
        Total Foreign Corporate Bonds & Notes
           (cost $62,757,671).................                60,457,384
                                                             -----------
        FOREIGN GOVERNMENT OBLIGATIONS -- 8.3%
        Banks-Fiduciary -- 0.3%
          Central Bank of Tunisia
           Senior Notes
           5.75% due 01/30/2025...............     1,130,000   1,104,292
                                                             -----------
        Electric-Distribution -- 0.1%
          Hydro-Quebec
           Government Guar. Notes
           1.38% due 06/19/2017...............       375,000     375,998
                                                             -----------
        Sovereign -- 7.9%
          Dominican Republic
           Senior Notes
           5.50% due 01/27/2025*..............       415,000     439,900
          Dominican Republic
           Senior Bonds
           5.88% due 04/18/2024...............       380,000     413,250
          Dominican Republic
           Senior Notes
           8.63% due 04/20/2027...............       350,000     428,750
          Federal Republic of Germany
           Bonds
           0.01% due 08/15/2026............... EUR 1,175,000   1,335,925
          Federal Republic of Germany
           Bonds
           2.50% due 08/15/2046............... EUR    95,000     167,851
          Federal Republic of Germany
           Bonds
           6.25% due 01/04/2030............... EUR   390,000     807,658
          Federative Republic of Brazil
           Senior Notes
           5.00% due 01/27/2045...............       420,000     381,150
          Federative Republic of Brazil
           Senior Notes
           6.00% due 04/07/2026...............       340,000     376,550
          Federative Republic of Brazil
           Senior Notes
           7.13% due 01/20/2037...............       260,000     305,500
          Government of Egypt
           Senior Notes
           5.75% due 04/29/2020...............       380,000     389,595

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                               Principal   Value
                  Security Description         Amount**   (Note 2)
             FOREIGN GOVERNMENT OBLIGATIONS (continued)
             Sovereign (continued)
               Government of Egypt
                Senior Notes
                5.88% due 06/11/2025.........   $ 450,000 $ 427,644
               Government of Egypt
                Senior Notes
                6.88% due 04/30/2040.........     200,000   192,540
               Government of Finland
                Senior Bonds
                2.63% due 07/04/2042*........ EUR 130,000   219,742
               Government of Jamaica
                Senior Notes
                6.75% due 04/28/2028.........     200,000   228,500
               Government of Jamaica
                Senior Notes
                8.00% due 03/15/2039.........     600,000   717,000
               Government of Oman
                Bonds
                4.75% due 06/15/2026.........     630,000   632,205
               Government of Romania
                Senior Notes
                6.13% due 01/22/2044.........     180,000   243,000
               Islamic Republic of Pakistan
                Senior Notes
                8.25% due 04/15/2024.........     200,000   218,982
               Kingdom of Belgium
                Bonds
                5.00% due 03/28/2035*........ EUR 255,000   506,680
               Kingdom of Morocco
                Senior Notes
                4.25% due 12/11/2022.........     380,000   402,891
               Kingdom of Morocco
                Senior Notes
                5.50% due 12/11/2042.........     200,000   228,588
               Oriental Republic of Uruguay
                Senior Notes
                5.10% due 06/18/2050.........     300,000   311,250
               Republic of Argentina
                Senior Notes
                6.88% due 04/22/2021.........     280,000   304,780
               Republic of Argentina
                Senior Notes
                7.50% due 04/22/2026*........     371,000   418,488
               Republic of Argentina
                Senior Notes
                7.63% due 04/22/2046*........     309,000   348,552
               Republic of Argentina
                Senior Notes
                7.63% due 04/22/2046.........     170,000   191,760
               Republic of Chile
                Senior Notes
                3.13% due 01/21/2026.........     380,000   401,845
               Republic of Chile
                Senior Bonds
                3.63% due 10/30/2042.........     350,000   372,313
               Republic of Costa Rica
                Senior Notes
                7.16% due 03/12/2045*........     280,000   301,700

                                            Principal  Value
                  Security Description      Amount**  (Note 2)
                Sovereign (continued)
                  Republic of Guatemala
                   Senior Notes
                   5.75% due 06/06/2022.... $ 240,000 $ 269,400
                  Republic of Honduras
                   Senior Notes
                   7.50% due 03/15/2024....   370,000   419,950
                  Republic of Honduras
                   Senior Notes
                   8.75% due 12/16/2020....   350,000   401,625
                  Republic of Indonesia
                   Senior Notes
                   6.63% due 02/17/2037....   117,000   153,390
                  Republic of Ivory Coast
                   Senior Notes
                   5.38% due 07/23/2024....   400,000   402,080
                  Republic of Ivory Coast
                   Senior Notes
                   6.38% due 03/03/2028....   200,000   209,500
                  Republic of Kenya
                   Senior Notes
                   6.88% due 06/24/2024....   800,000   784,000
                  Republic of Lebanon
                   Senior Notes
                   5.80% due 04/14/2020....   390,000   386,061
                  Republic of Lebanon
                   Senior Notes
                   6.60% due 11/27/2026....   700,000   686,910
                  Republic of Lebanon
                   Senior Notes
                   6.65% due 02/26/2030....   200,000   195,040
                  Republic of Lebanon
                   Senior Notes
                   8.25% due 04/12/2021....   190,000   205,852
                  Republic of Lithuania
                   Senior Notes
                   6.63% due 02/01/2022....   500,000   617,358
                  Republic of Lithuania
                   Senior Notes
                   7.38% due 02/11/2020....   550,000   653,202
                  Republic of Mozambique
                   Senior Notes
                   10.50% due 01/18/2023*..   774,000   634,835
                  Republic of Namibia
                   Senior Notes
                   5.25% due 10/29/2025....   370,000   390,831
                  Republic of Panama
                   Senior Notes
                   3.75% due 03/16/2025....   600,000   647,250
                  Republic of Panama
                   Senior Notes
                   6.70% due 01/26/2036....   670,000   914,550
                  Republic of Paraguay
                   Senior Notes
                   6.10% due 08/11/2044....   350,000   398,125
                  Republic of Peru
                   Senior Notes
                   6.55% due 03/14/2037....   300,000   423,750

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                               Principal    Value
                  Security Description         Amount**    (Note 2)
             FOREIGN GOVERNMENT OBLIGATIONS (continued)
             Sovereign (continued)
               Republic of Poland
                Senior Notes
                4.00% due 01/22/2024.........   $  770,000 $850,850
               Republic of Poland
                Senior Notes
                5.13% due 04/21/2021.........       50,000   56,520
               Republic of Serbia
                Senior Notes
                7.25% due 09/28/2021.........      750,000  873,030
               Republic of South Africa
                Senior Bonds
                4.88% due 04/14/2026.........      350,000  367,920
               Republic of Sri Lanka
                Senior Notes
                6.83% due 07/18/2026*........      265,000  284,890
               Republic of Sri Lanka
                Senior Notes
                6.85% due 11/03/2025.........      400,000  429,205
               Republic of Sri Lanka
                Senior Notes
                6.85% due 11/03/2025*........      400,000  429,205
               Republic of Turkey
                Senior Notes
                3.25% due 03/23/2023.........    1,040,000  977,242
               Republic of Turkey
                Senior Notes
                4.88% due 04/16/2043.........      530,000  494,601
               Republic of Turkey
                Notes
                6.63% due 02/17/2045.........      200,000  233,114
               Republic of Turkey
                Senior Notes
                11.88% due 01/15/2030........      220,000  366,047
               Republic of Venezuela
                Bonds
                8.25% due 10/13/2024.........      960,000  471,360
               Russian Federation
                Senior Notes
                5.88% due 09/16/2043.........      200,000  238,516
               United Kingdom Gilt Treasury
                Bonds
                1.50% due 07/22/2026......... GBP  125,000  173,315
               United Kingdom Gilt Treasury
                Bonds
                3.50% due 01/22/2045......... GBP  125,000  236,427
               United Kingdom Gilt Treasury
                Bonds
                4.50% due 09/07/2034......... GBP  350,000  686,072
               United Mexican States
                Senior Notes
                4.13% due 01/21/2026.........      600,000  645,300
               United Mexican States
                Senior Notes
                4.35% due 01/15/2047.........      628,000  617,010
               United Mexican States
                Senior Bonds
                4.75% due 03/08/2044.........      445,000  461,131

                                                Principal    Value
                 Security Description           Amount**    (Note 2)
         Sovereign (continued)
           United Mexican States
            Senior Notes
            6.05% due 01/11/2040............... $  900,000 $ 1,095,750
                                                           -----------
                                                            30,495,803
                                                           -----------
         Total Foreign Government Obligations
            (cost $31,065,055).................             31,976,093
                                                           -----------
         U.S. GOVERNMENT AGENCIES -- 27.4%
         Federal Home Loan Mtg. Corp. -- 10.1%
            2.49% due 02/01/2037 FRS...........     27,096      28,182
            2.50% due 01/01/2028...............    295,298     306,675
            2.50% due 04/01/2028...............     97,407     101,180
            2.50% due 03/01/2031...............    158,057     163,921
            3.00% due 11/01/2026...............  1,696,788   1,782,909
            3.00% due 08/01/2043...............  1,044,577   1,087,216
            3.00% due 07/01/2045...............  2,657,145   2,763,689
            3.00% due 10/01/2045...............    281,210     292,486
            3.00% due 12/01/2045...............     92,595      96,308
            3.00% due October 30 TBA...........  2,163,000   2,247,661
            3.01% due 11/01/2037 FRS...........    161,698     171,096
            3.50% due 03/01/2042...............    386,250     408,895
            3.50% due 04/01/2042...............    393,840     418,628
            3.50% due 09/01/2043...............    412,720     439,817
            3.50% due 03/01/2045...............    474,239     500,392
            3.50% due 07/01/2045...............  3,704,223   3,936,945
            3.50% due 08/01/2045...............    168,231     179,111
            3.50% due 10/01/2045...............    262,943     277,367
            3.50% due 11/01/2045...............    127,943     134,962
            3.50% due 01/01/2046...............  2,569,761   2,710,730
            3.50% due October 30 TBA...........  1,032,000   1,088,740
            4.00% due 09/01/2040...............  1,053,330   1,134,219
            4.00% due 12/01/2043...............  2,844,056   3,095,022
            4.00% due 07/01/2044...............    174,328     186,978
            4.00% due 10/01/2045...............  2,427,468   2,603,620
            4.00% due 11/01/2045...............  2,372,001   2,544,128
            4.50% due 02/01/2020...............      7,220       7,520
            4.50% due 08/01/2020...............     16,078      16,473
            4.50% due 01/01/2039...............     20,982      22,964
            4.50% due 03/01/2039...............  1,934,801   2,165,875
            4.50% due 12/01/2039...............     10,893      11,922
            4.50% due 07/01/2040...............    226,702     251,660
            4.50% due 04/01/2044...............    680,838     745,236
            4.50% due 07/01/2044...............  1,597,731   1,760,374
            4.50% due 09/01/2044...............    949,473   1,039,124
            4.50% due 03/01/2046...............  1,750,549   1,918,878
            5.00% due 02/01/2034...............     29,893      33,578
            5.00% due 05/01/2034...............     41,118      45,532
            5.00% due 11/01/2043...............    298,028     333,298
            5.50% due 05/01/2037...............     76,582      86,685
            6.00% due 03/01/2040...............     59,915      68,745
            6.50% due 02/01/2035...............     24,235      28,221
           Federal Home Loan Mtg. Corp.
            REMIC FRS
            Series 3572, Class JS
            6.28% due 09/15/2039(1)(8)(9)......    663,832     100,643

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
          Federal Home Loan Mtg. Corp.
          Structured Agency Credit Risk
           Series 2016-HQA1, Class M2
           1.00% due 09/25/2028 FRS(1)........... $  159,000 $   164,004
           Series 2014-DN1, Class M2
           2.73% due 02/25/2024 FRS(1)...........     84,000      86,256
           Series 2014-HQ2, Class M2
           2.73% due 09/25/2024 FRS(1)...........    150,000     154,652
           Series 2015-HQ1, Class M2
           2.73% due 03/25/2025 FRS(1)...........    390,000     395,163
           Series 2014-HQ3, Class M2
           3.18% due 10/25/2024 FRS(1)...........    577,849     584,546
           Series 2015-HQA1, Class M2
           3.18% due 03/25/2028 FRS(1)...........    452,000     462,488
          Federal Home Loan Mtg. Corp., REMIC
           Series 1103, Class N IO
           11.50% due 06/15/2021(1)(8)...........        549          62
                                                             -----------
                                                              39,184,776
                                                             -----------
        Federal National Mtg. Assoc. -- 13.5%
           2.50% due 12/01/2026..................    723,008     751,148
           2.50% due 09/01/2027..................    565,542     586,317
           2.50% due 02/01/2031..................    265,955     275,724
           2.50% due 05/01/2031..................  1,622,952   1,682,571
           2.50% due October 15 TBA..............  2,236,000   2,315,947
           2.53% due 09/01/2035 FRS..............    103,274     108,264
           2.67% due 10/01/2035 FRS..............    114,081     120,539
           2.67% due 05/01/2037 FRS..............     40,282      42,099
           2.67% due 05/01/2040 FRS..............    136,787     144,606
           2.78% due 11/01/2036 FRS..............     67,782      71,607
           2.79% due 10/01/2040 FRS..............     68,778      72,712
           2.80% due 07/01/2039 FRS..............    100,206     105,100
           3.00% due 04/01/2027..................    638,885     671,476
           3.00% due 10/01/2027..................    328,788     345,718
           3.00% due 11/01/2027..................    374,568     393,838
           3.00% due 10/01/2030..................    267,547     280,961
           3.00% due 03/01/2042..................    161,582     168,323
           3.00% due 12/01/2042..................    167,917     175,567
           3.00% due 05/01/2043..................    880,438     917,059
           3.00% due 06/01/2045..................     46,817      49,106
           3.00% due 08/01/2045..................  1,903,755   1,980,423
           3.00% due 05/01/2046..................  3,976,455   4,136,595
           3.00% due 09/01/2046..................    342,000     355,773
           3.00% due October 15 TBA..............  1,441,000   1,512,825
           3.00% due October 30 TBA..............  2,014,000   2,093,223
           3.05% due 10/01/2040 FRS..............     42,991      45,359
           3.08% due 08/01/2035 FRS..............     91,228      97,336
           3.50% due 08/01/2026..................    132,379     139,664
           3.50% due 08/01/2027..................    160,133     168,968
           3.50% due 10/01/2028..................     48,131      51,314
           3.50% due 08/01/2042..................    157,256     166,538
           3.50% due 02/01/2043..................    147,212     158,677
           3.50% due 07/01/2045..................    131,279     138,649
           3.50% due 08/01/2045..................    249,286     264,639
           3.50% due 09/01/2045..................    145,696     153,756
           3.50% due 10/01/2045..................    291,588     311,465
           3.50% due 11/01/2045..................    298,498     315,923

                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        Federal National Mtg. Assoc. (continued)
           3.50% due 12/01/2045.................. $2,586,260 $ 2,728,267
           3.50% due 02/01/2046..................    977,673   1,031,355
           3.50% due 03/01/2046..................  3,773,877   3,981,095
           3.50% due October 15 TBA..............  1,936,000   2,040,968
           3.50% due October 30 TBA..............  4,630,000   4,885,373
           4.00% due 11/01/2025..................    212,115     225,419
           4.00% due 06/01/2039..................    400,914     443,601
           4.00% due 09/01/2040..................    312,569     335,904
           4.00% due 10/01/2040..................    365,114     392,474
           4.00% due 11/01/2041..................    288,659     311,104
           4.00% due 01/01/2043..................  1,533,945   1,670,631
           4.00% due 12/01/2043..................     11,880      13,065
           4.00% due 02/01/2045..................  2,472,346   2,692,648
           4.00% due October 30 TBA..............  2,441,000   2,621,596
           4.50% due 06/01/2019..................     17,956      18,486
           4.50% due 11/01/2022..................     51,798      53,830
           4.50% due 06/01/2023..................     25,218      26,860
           4.50% due 06/01/2039..................  1,691,963   1,874,290
           4.50% due 07/01/2041..................     40,385      44,321
           4.50% due 08/01/2045..................  2,432,266   2,730,129
           4.50% due October 30 TBA..............  1,832,000   2,006,283
           5.00% due 06/01/2019..................     15,113      15,601
           5.00% due 01/01/2023..................     15,026      16,129
           5.00% due 03/01/2034..................     26,341      29,371
           5.00% due 05/01/2035..................     15,032      16,682
           5.00% due 05/01/2040..................    119,803     133,294
           5.00% due 07/01/2040..................    120,987     134,312
           5.50% due 06/01/2038..................     38,340      43,547
           6.00% due 02/01/2032..................      5,130       5,873
           6.00% due 05/01/2034..................      2,435       2,818
           6.00% due 10/01/2034..................     21,076      24,126
           7.50% due 01/01/2030..................      1,315       1,355
           8.00% due 11/01/2028..................      4,473       5,175
          Fannie Mae Connecticut Avenue
           Securities FRS
           Series 2014-C01, Class M1
           2.13% due 01/25/2024(1)...............    123,424     124,375
          Federal National Mtg. Assoc., REMIC
           Series 1989-2, Class D
           8.80% due 01/25/2019(1)...............      3,117       3,278
                                                             -----------
                                                              52,053,444
                                                             -----------
        Government National Mtg. Assoc. -- 3.7%
           3.00% due 02/20/2045..................    179,766     188,569
           3.00% due 05/20/2045..................    119,015     124,843
           3.00% due 07/20/2045..................     46,282      48,548
           3.00% due 11/20/2045..................  1,711,850   1,795,677
           3.00% due 04/20/2046..................  2,678,893   2,810,076
           3.50% due 03/20/2045..................    136,032     144,534
           3.50% due 04/20/2045..................    185,544     197,112
           3.50% due 07/20/2045..................    247,512     263,000
           3.50% due 10/20/2045..................  3,721,594   3,954,614
           3.50% due 05/20/2046..................  1,805,468   1,920,136
           4.00% due 10/20/2045..................    307,080     329,508
           4.50% due 09/20/2045..................  1,141,697   1,233,306
           4.50% due 10/20/2045..................    702,662     759,044
           4.50% due 05/20/2046..................    482,459     521,171
                                                             -----------
                                                              14,290,138
                                                             -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Shares/
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      U.S. GOVERNMENT AGENCIES (continued)
      Tennessee Valley Authority -- 0.1%
        1.75% due 10/15/2018....................... $ 238,000 $    242,014
                                                              ------------
      Total U.S. Government Agencies
         (cost $104,907,886).......................            105,770,372
                                                              ------------
      U.S. GOVERNMENT TREASURIES -- 1.3%
      United States Treasury Bonds -- 0.9%
         2.50% due 02/15/2046......................   940,000      971,579
         2.50% due 05/15/2046...................... 2,500,000    2,587,500
                                                              ------------
                                                                 3,559,079
                                                              ------------
      United States Treasury Notes -- 0.4%
         0.50% due 04/30/2017......................       400          400
         1.13% due 06/30/2021......................   478,000      477,440
         1.13% due 07/31/2021......................   436,000      435,370
         1.38% due 01/31/2021......................   109,000      110,192
         1.63% due 05/15/2026......................   550,000      550,730
                                                              ------------
                                                                 1,574,132
                                                              ------------
      Total U.S. Government Treasuries
         (cost $5,058,547).........................              5,133,211
                                                              ------------
      LOANS(11)(12)(13) -- 0.5%
      Casino Hotels -- 0.1%
        Caesars Entertainment Resort
         Properties LLC FRS
         BTL-B
         7.00% due 10/11/2020......................   573,526      569,941
                                                              ------------
      E-Commerce/Services -- 0.2%
        Rentpath, Inc. FRS
         2nd Lien
         10.00% due 12/17/2022.....................   693,906      586,351
                                                              ------------
      Electronic Components-Semiconductors -- 0.2%
        SunEdison Semiconductor, Ltd. FRS
         1st Lien
         6.50% due 05/27/2019......................   659,751      658,102
                                                              ------------
      Total Loans
         (cost $1,891,205).........................              1,814,394
                                                              ------------
      MUNICIPAL BONDS & NOTES -- 0.1%
        Port Authority of New York & New Jersey
         Revenue Bonds
         Series 174
         4.46% due 10/01/2062
         (cost $512,000)...........................   512,000      589,184
                                                              ------------
      COMMON STOCKS -- 0.2%
      Television -- 0.2%
        ION Media Networks, Inc.+(3)(6)
         (cost $6).................................       655      792,530
                                                              ------------
      PREFERRED SECURITIES -- 0.2%
      Electric-Distribution -- 0.1%
        Entergy Louisiana LLC
         4.70%.....................................     8,600      221,450
                                                              ------------
      Sovereign Agency -- 0.0%
        Federal Home Loan Mtg. Corp. FRS
         Series Z
         8.38%.....................................     9,675       33,669
                                                              ------------

                                                   Shares/
                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
       Telecom Services -- 0.1%
         Qwest Corp.
          6.13%.................................   $   16,700 $  425,015
                                                              ----------
       Total Preferred Securities
          (cost $781,882).......................                 680,134
                                                              ----------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 2.6%
       Banks-Commercial -- 0.1%
         Standard Chartered PLC FRS
          7.50% due 04/02/2022*(4)..............      390,000    389,025
                                                              ----------
       Banks-Super Regional -- 0.1%
         Fifth Third Bancorp FRS
          Series J
          4.90% due 09/30/2019(4)...............      396,000    383,724
       Banks-Super Regional -- 0.1%
         Wells Fargo Capital X
          5.95% due 12/01/2086..................      159,000    174,503
                                                              ----------
                                                                 558,227
                                                              ----------
       Diversified Banking Institutions -- 0.9%
         BAC Capital Trust XIII FRS
          Series F
          4.00% due 10/21/2016(4)...............      761,000    623,548
         Citigroup, Inc. FRS
          Series P
          5.95% due 05/15/2025(4)...............      762,000    777,316
         JPMorgan Chase & Co. FRS
          Series U
          6.13% due 04/30/2024(4)...............    1,186,000  1,254,563
         Societe Generale SA VRS
          7.38% due 09/13/2021*(4)..............      375,000    367,500
         Societe Generale SA FRS
          7.88% due 12/18/2023*(4)..............      356,000    347,100
                                                              ----------
                                                               3,370,027
                                                              ----------
       Electric-Generation -- 0.1%
         Electricite de France SA FRS
          4.13% due 01/22/2022(4)............... EUR  300,000    334,477
                                                              ----------
       Electric-Integrated -- 0.2%
         Dominion Resources, Inc. FRS
          5.75% due 10/01/2054..................      224,000    231,795
         Engie SA FRS
          3.88% due 07/10/2018(4)............... EUR  300,000    352,407
                                                              ----------
                                                                 584,202
                                                              ----------
       Finance-Investment Banker/Broker -- 0.0%
         Lehman Brothers Holdings Capital
          Trust VII
          Escrow Security
          0.00%+(3)(6)..........................      222,000         22
                                                              ----------
       Finance-Other Services -- 0.1%
         National Rural Utilities Cooperative
          Finance Corp. FRS
          4.75% due 04/30/2043..................      388,000    393,944
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal       Value
              Security Description                Amount**       (Note 2)
   PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
   Financial Guarantee Insurance -- 0.3%
     Assured Guaranty Municipal
      Holdings, Inc. FRS
      6.40% due 12/15/2066*....................   $ 1,271,000  $  1,010,445
                                                               ------------
   Food-Dairy Products -- 0.3%
     Land O'Lakes Capital Trust I
      7.45% due 03/15/2028*....................       975,000     1,077,375
                                                               ------------
   Gas-Distribution -- 0.0%
     Centrica PLC FRS
      3.00% due 04/10/2076..................... EUR   100,000       109,948
                                                               ------------
   Insurance-Life/Health -- 0.0%
     Prudential Financial, Inc. FRS
      5.38% due 05/15/2045.....................        93,000        96,953
                                                               ------------
   Insurance-Multi-line -- 0.1%
     MetLife Capital Trust IV
      7.88% due 12/15/2067*....................        97,000       121,696
     MetLife, Inc.
      6.40% due 12/15/2066.....................       379,000       419,506
                                                               ------------
                                                                    541,202
                                                               ------------
   Insurance-Reinsurance -- 0.1%
     Muenchener Rueckversicherungs-
      Gesellschaft AG FRS
      7.63% due 06/21/2028..................... GBP   400,000       567,046
                                                               ------------
   Oil Companies-Integrated -- 0.1%
     TOTAL SA FRS
      3.88% due 05/18/2022(4).................. EUR   260,000       309,887
                                                               ------------
   Pipelines -- 0.0%
     Transcanada Trust FRS
      5.63% due 05/20/2075.....................       118,000       119,475
                                                               ------------
   Telephone-Integrated -- 0.1%
     Orange SA FRS
      4.00% due 10/01/2021(4).................. EUR   250,000       296,634
                                                               ------------
   Tools-Hand Held -- 0.1%
     Stanley Black & Decker, Inc. FRS
      5.75% due 12/15/2053.....................       447,000       477,732
                                                               ------------
   Total Preferred Securities/Capital Securities
      (cost $9,752,717)........................                  10,236,621
                                                               ------------
   Total Long-Term Investment Securities
      (cost $377,913,001)......................                 382,908,201
                                                               ------------
   SHORT-TERM INVESTMENT SECURITIES -- 5.8%
   Time Deposits -- 5.5%
     Euro Time Deposit with State Street Bank
      and Trust Co.
      0.01% due 10/03/2016
      (cost $21,164,000).......................    21,164,000    21,164,000
                                                               ------------
   REPURCHASE AGREEMENTS -- 0.3%
     State Street Bank and Trust Co. Joint
      Repurchase Agreement(10)
      (cost $1,203,000)........................     1,203,000     1,203,000
                                                               ------------
   TOTAL INVESTMENTS
      (cost $400,280,001)(5)...................         104.8%  405,275,201
   Liabilities in excess of other assets.......          (4.8)  (18,667,743)
                                                -------------  ------------
   NET ASSETS                                           100.0% $386,607,458
                                                =============  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $91,694,469 representing 23.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2)  Commercial Mortgage Backed Security
(3) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(4)  Perpetual maturity--maturity date reflects the next call date.
(5)  See Note 5 for cost of investments on a tax basis.
(6) Illiquid security. At September 30, 2016, the aggregate value of these securities was $1,130,892 representing 0.3% of net assets.
(7)  Security in default of interest and principal at maturity
(8)  Interest Only
(9) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2016.
(10) See Note 2 for details of Joint Repurchase Agreements.
(11) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(12) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14) Company has filed for bankruptcy protection.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC --Unlimited Company
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

BRL --Brazilian Real
COP --Columbian Peso
EUR --Euro
GBP --British Pound

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)


Forward Foreign Currency Contracts

                            Contract     In Exchange     Delivery   Unrealized   Unrealized
   Counterparty            to Deliver        For           Date    Appreciation Depreciation
--------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 12,250,000 USD  13,842,500 10/07/2016   $79,580      $     --
                         EUR 10,215,000 USD  11,473,213 10/28/2016        --       (14,593)
                         GBP  6,095,000 USD   7,919,483 10/28/2016    15,522            --
                         USD    253,013 EUR     225,000 10/07/2016        --          (224)
                                                                     -------      --------
         Net Unrealized Appreciation/(Depreciation)......            $95,102      $(14,817)
                                                                     =======      ========

--------
EUR --Euro Dollar
GBP --Pound Sterling
USD --United States

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2016 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities:
  Diversified Financial Services.........       $     --          $  7,789,750          $  347,983       $  8,137,733
U.S. Corporate Bonds & Notes:
  Airlines...............................             --             1,155,929             260,902          1,416,831
  Finance-Investment Banker/Broker.......             --               208,402                  64            208,466
  Gambling (Non-Hotel)...................             --             1,694,025               5,880          1,699,905
  Mining.................................             --                    --              15,000             15,000
  Rubber/Plastic Products................             --               356,250                   0            356,250
  Other Industries.......................             --           153,624,093                  --        153,624,093
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................             --                    --                   0                  0
  Other Industries.......................             --            60,457,384                  --         60,457,384
Foreign Government Obligation............             --            31,976,093                  --         31,976,093
U.S. Government Agencies.................             --           105,770,372                  --        105,770,372
U.S. Government Treasuries...............             --             5,133,211                  --          5,133,211
Loans....................................             --             1,814,394                  --          1,814,394
Municipal Bonds & Notes..................             --               589,184                  --            589,184
Common Stocks............................             --                    --             792,530            792,530
Preferred Securities.....................        680,134                    --                  --            680,134
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......             --                    --                  22                 22
  Other Industries.......................             --            10,236,599                  --         10,236,599
Short-Term Investment Securities.........             --            21,164,000                  --         21,164,000
Repurchase Agreements....................             --             1,203,000                  --          1,203,000
                                                --------          ------------          ----------       ------------
Total Investments at Value...............       $680,134          $403,172,686          $1,422,381       $405,275,201
                                                ========          ============          ==========       ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $     95,102          $       --       $     95,102
                                                ========          ============          ==========       ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $     14,817          $       --       $     14,817
                                                ========          ============          ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2016 -- (unaudited)

Industry Allocation*

               Cable/Satellite TV........................... 4.7%
               Oil Companies-Exploration & Production....... 4.6
               Medical-Hospitals............................ 4.3
               Broadcast Services/Program................... 2.7
               Telephone-Integrated......................... 2.2
               Casino Hotels................................ 2.0
               Medical-Drugs................................ 1.9
               Independent Power Producers.................. 1.9
               Building-Residential/Commercial.............. 1.8
               Commercial Services.......................... 1.7
               Data Processing/Management................... 1.7
               Diversified Financial Services............... 1.7
               Hotels/Motels................................ 1.6
               Pipelines.................................... 1.6
               Containers-Paper/Plastic..................... 1.6
               Cellular Telecom............................. 1.5
               Auto/Truck Parts & Equipment-Original........ 1.5
               Telecom Services............................. 1.4
               Containers-Metal/Glass....................... 1.4
               Enterprise Software/Service.................. 1.4
               Gambling (Non-Hotel)......................... 1.4
               Aerospace/Defense-Equipment.................. 1.3
               Distribution/Wholesale....................... 1.3
               Airlines..................................... 1.3
               Applications Software........................ 1.2
               Real Estate Investment Trusts................ 1.2
               Finance-Leasing Companies.................... 1.2
               Building & Construction Products-Misc........ 1.1
               Chemicals-Diversified........................ 1.1
               Machinery-General Industrial................. 1.1
               Real Estate Management/Services.............. 1.1
               Chemicals-Specialty.......................... 1.1
               Building Products-Cement..................... 1.0
               Finance-Auto Loans........................... 1.0
               Educational Software......................... 1.0
               Food-Misc./Diversified....................... 1.0
               Exchange-Traded Funds........................ 0.9
               Computer Services............................ 0.9
               Medical Labs & Testing Services.............. 0.9
               Food-Retail.................................. 0.9
               Television................................... 0.8
               Electric-Integrated.......................... 0.8
               Oil & Gas Drilling........................... 0.8
               Commercial Services-Finance.................. 0.8
               Consumer Products-Misc....................... 0.8
               Diversified Minerals......................... 0.7
               Computers-Periphery Equipment................ 0.7
               Medical Products............................. 0.7
               Finance-Other Services....................... 0.7
               Oil Refining & Marketing..................... 0.7
               Diversified Banking Institutions............. 0.7
               Building & Construction-Misc................. 0.6
               Finance-Consumer Loans....................... 0.6
               Dialysis Centers............................. 0.6
               Sovereign.................................... 0.6
               Steel-Producers.............................. 0.6
               Computers-Integrated Systems................. 0.6
               Electronic Components-Semiconductors......... 0.6
               Semiconductor Components-Integrated Circuits. 0.6
               Oil-Field Services........................... 0.5
               Extended Service Contracts................... 0.5

                  Security Services...................... 0.5%
                  Racetracks............................. 0.5
                  Leisure Games.......................... 0.5
                  Finance-Mortgage Loan/Banker........... 0.5
                  Investment Companies................... 0.5
                  Retail-Drug Store...................... 0.5
                  MRI/Medical Diagnostic Imaging......... 0.4
                  Medical-Outpatient/Home Medical........ 0.4
                  Food-Baking............................ 0.4
                  Retail-Arts & Crafts................... 0.4
                  Schools................................ 0.4
                  Banks-Super Regional................... 0.4
                  Oil Companies-Integrated............... 0.4
                  Medical-HMO............................ 0.4
                  Retail-Auto Parts...................... 0.4
                  Building Products-Wood................. 0.4
                  Diversified Manufacturing Operations... 0.4
                  Investment Management/Advisor Services. 0.4
                  Diagnostic Equipment................... 0.4
                  Electric-Generation.................... 0.4
                  Paper & Related Products............... 0.4
                  Banks-Mortgage......................... 0.4
                  Food-Dairy Products.................... 0.4
                  Specified Purpose Acquisitions......... 0.4
                  Physicians Practice Management......... 0.4
                  Metal Processors & Fabrication......... 0.3
                  Auction Houses/Art Dealers............. 0.3
                  Retail-Restaurants..................... 0.3
                  Private Equity......................... 0.3
                  Radio.................................. 0.3
                  Diagnostic Kits........................ 0.3
                  Disposable Medical Products............ 0.3
                  Professional Sports.................... 0.3
                  Human Resources........................ 0.3
                  Auto-Heavy Duty Trucks................. 0.3
                  Miscellaneous Manufacturing............ 0.3
                  Food-Confectionery..................... 0.3
                  Computers.............................. 0.3
                  Non-Hazardous Waste Disposal........... 0.3
                  Resorts/Theme Parks.................... 0.3
                  Insurance-Multi-line................... 0.3
                  Retail-Leisure Products................ 0.3
                  Food-Catering.......................... 0.3
                  Publishing-Books....................... 0.3
                  Gas-Distribution....................... 0.3
                  Cosmetics & Toiletries................. 0.3
                  Insurance-Property/Casualty............ 0.2
                  Special Purpose Entities............... 0.2
                  Metal-Diversified...................... 0.2
                  Medical-Wholesale Drug Distribution.... 0.2
                  Energy-Alternate Sources............... 0.2
                  Machinery-Farming...................... 0.2
                  Apparel Manufacturers.................. 0.2
                  Rubber/Plastic Products................ 0.2
                  Machinery-Pumps........................ 0.2
                  Satellite Telecom...................... 0.2
                  Medical-Generic Drugs.................. 0.2
                  Rental Auto/Equipment.................. 0.2
                  Bicycle Manufacturing.................. 0.2
                  Chemicals-Plastics..................... 0.2
                  Metal-Copper........................... 0.2

        SunAmerica Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2016 -- (unaudited) (continued)


Industry Allocation* (continued)

                Casino Services..........................   0.2%
                Alternative Waste Technology.............   0.2
                Food-Flour & Grain.......................   0.2
                Medical-Biomedical/Gene..................   0.2
                Retail-Misc./Diversified.................   0.2
                Metal-Aluminum...........................   0.2
                Consulting Services......................   0.2
                Retail-Hypermarkets......................   0.2
                Retail-Building Products.................   0.2
                Retail-Pet Food & Supplies...............   0.2
                Research & Development...................   0.2
                Retail-Perfume & Cosmetics...............   0.2
                Financial Guarantee Insurance............   0.2
                Metal-Iron...............................   0.2
                Theaters.................................   0.1
                Filtration/Separation Products...........   0.1
                Bloodstock Services......................   0.1
                Retail-Major Department Stores...........   0.1
                Home Decoration Products.................   0.1
                Medical Information Systems..............   0.1
                Electric Products-Misc...................   0.1
                Semiconductor Equipment..................   0.1
                Auto/Truck Parts & Equipment-Replacement.   0.1
                Advertising Services.....................   0.1
                Finance-Commercial.......................   0.1
                Health Care Providers & Services.........   0.1
                                                          -----
                                                          103.1%
                                                          =====

Credit Quality+#

                             Aaa...........   0.3%
                             Baa...........   3.1
                             Ba............  39.1
                             B.............  42.3
                             Caa...........   9.0
                             Ca............   0.1
                             Not Rated@....   6.1
                                            -----
                                            100.0%
                                            =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ASSET BACKED SECURITIES -- 1.7%
        Diversified Financial Services -- 1.7%
          GLS Auto Receivables Trust
           9.79% due 10/15/2025(2)................ $  340,000 $  347,069
          Home Equity Loan Trust VRS
           Series 2007-HSA3, Class AI4
           6.11% due 06/25/2037...................  1,105,738  1,112,464
          JP Morgan Chase Commercial Mtg.
           Securities Trust
           Series 2013-C16, Class A2
           3.07% due 12/15/2046...................  1,097,942  1,128,253
          JPMBB Commercial Mtg. Securities Trust
           Series 2014-C19, Class A2
           3.05% due 04/15/2047...................  2,110,000  2,185,204
          Leaf Receivables Funding 10 LLC
           Series 2015-1, Class E2
           6.00% due 06/15/2023*..................    590,000    578,059
          Leaf Receivables Funding 11 LLC
           Series 2016-1, Class E2
           6.00% due 06/15/2024*..................    290,000    270,372
                                                              ----------
        Total Asset Backed Securities
           (cost $5,593,459)......................             5,621,421
                                                              ----------
        U.S. CORPORATE BONDS & NOTES -- 33.4%
        Aerospace/Defense-Equipment -- 0.5%
          Transdigm, Inc.
           Company Guar. Notes
           6.50% due 05/15/2025...................  1,530,000  1,593,112
                                                              ----------
        Airlines -- 0.2%
          US Airways Pass Through Trust
           Series 2012-2 Class C
           5.45% due 06/03/2018...................    500,000    512,500
                                                              ----------
        Alternative Waste Technology -- 0.2%
          Advanced Disposal Services, Inc.
           Company Guar. Notes
           8.25% due 10/01/2020...................    620,000    651,000
                                                              ----------
        Apparel Manufacturers -- 0.2%
          Hanesbrands, Inc.
           Company Guar. Notes
           4.63% due 05/15/2024*..................    235,000    241,169
          Hanesbrands, Inc.
           Company Guar. Notes
           4.88% due 05/15/2026*..................    480,000    490,800
                                                              ----------
                                                                 731,969
                                                              ----------
        Applications Software -- 0.1%
          Emdeon, Inc.
           Company Guar. Notes
           11.00% due 12/31/2019..................    420,000    442,050
                                                              ----------
        Auto/Truck Parts & Equipment-Original -- 0.5%
          MPG Holdco I, Inc.
           Company Guar. Notes
           7.38% due 10/15/2022...................    340,000    347,650
          Tenneco, Inc.
           Company Guar. Notes
           5.00% due 07/15/2026...................    605,000    612,562
          TI Group Automotive Systems, LLC
           Senior Notes
           8.75% due 07/15/2023*..................    570,000    619,875
                                                              ----------
                                                               1,580,087
                                                              ----------

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        Auto/Truck Parts & Equipment-Replacement -- 0.1%
          Allison Transmission, Inc.
           Company Guar. Notes
           5.00% due 10/01/2024*.................. $  240,000 $  246,000
                                                              ----------
        Banks-Mortgage -- 0.4%
          Provident Funding Associates LP/PFG
           Finance Corp.
           Company Guar. Notes
           6.75% due 06/15/2021*..................  1,205,000  1,215,544
                                                              ----------
        Broadcast Services/Program -- 0.6%
          Clear Channel Worldwide Holdings, Inc.
           Company Guar. Notes
           7.63% due 03/15/2020...................  1,535,000  1,521,569
          iHeartCommunications, Inc.
           Senior Sec. Notes
           9.00% due 12/15/2019...................    640,000    506,400
                                                              ----------
                                                               2,027,969
                                                              ----------
        Building & Construction Products-Misc. -- 0.4%
          NCI Building Systems, Inc.
           Company Guar. Notes
           8.25% due 01/15/2023*..................    585,000    636,188
          Standard Industries, Inc.
           Senior Notes
           5.50% due 02/15/2023*..................    215,000    224,675
          Standard Industries, Inc.
           Senior Notes
           6.00% due 10/15/2025*..................    565,000    604,550
                                                              ----------
                                                               1,465,413
                                                              ----------
        Building Products-Cement -- 0.1%
          Cemex Finance LLC
           Senior Sec. Notes
           6.00% due 04/01/2024*..................    490,000    502,250
                                                              ----------
        Building Products-Wood -- 0.4%
          Boise Cascade Co.
           Company Guar. Notes
           5.63% due 09/01/2024*..................    640,000    649,600
          Masco Corp.
           Senior Notes
           3.50% due 04/01/2021...................    690,000    714,150
                                                              ----------
                                                               1,363,750
                                                              ----------
        Building-Residential/Commercial -- 1.8%
          Beazer Homes USA, Inc.
           Company Guar. Notes
           5.75% due 06/15/2019...................    310,000    322,400
          Beazer Homes USA, Inc.
           Company Guar. Notes
           8.75% due 03/15/2022*..................    265,000    279,575
          Lennar Corp.
           Company Guar. Notes
           4.50% due 11/15/2019...................    355,000    374,081
          Lennar Corp.
           Company Guar. Notes
           4.88% due 12/15/2023...................    620,000    635,500
          M/I Homes, Inc.
           Company Guar. Notes
           6.75% due 01/15/2021...................    475,000    497,562
          MDC Holdings, Inc.
           Company Guar. Notes
           5.50% due 01/15/2024...................    755,000    788,975

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Building-Residential/Commercial (continued)
       PulteGroup, Inc.
        Company Guar. Notes
        5.50% due 03/01/2026........................ $  675,000 $  708,750
       Toll Brothers Finance Corp.
        Company Guar. Notes
        4.88% due 11/15/2025........................  1,280,000  1,312,000
       TRI Pointe Group Inc./TRI Pointe Homes Inc.
        Company Guar. Notes
        5.88% due 06/15/2024........................    835,000    868,400
       TRI Pointe Holdings, Inc.
        Company Guar. Notes
        4.38% due 06/15/2019........................    230,000    236,613
                                                                ----------
                                                                 6,023,856
                                                                ----------
     Cable/Satellite TV -- 1.9%
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        5.50% due 05/01/2026*.......................    445,000    463,913
       Cequel Communications Holdings I
        LLC/Cequel Capital Corp.
        Senior Notes
        5.13% due 12/15/2021*.......................    570,000    568,581
       CSC Holdings LLC
        Senior Notes
        5.25% due 06/01/2024........................    595,000    565,250
       CSC Holdings LLC
        Company Guar. Notes
        5.50% due 04/15/2027*.......................    580,000    593,050
       CSC Holdings LLC
        Company Guar. Notes
        6.63% due 10/15/2025*.......................    540,000    585,900
       CSC Holdings LLC
        Senior Notes
        10.13% due 01/15/2023*......................    350,000    403,375
       DISH DBS Corp.
        Company Guar. Notes
        6.75% due 06/01/2021........................  1,320,000  1,425,600
       DISH DBS Corp.
        Company Guar. Notes
        7.75% due 07/01/2026*.......................    960,000  1,020,000
       RCN Telecom Services LLC/RCN
        Capital Corp.
        Senior Notes
        8.50% due 08/15/2020*.......................    810,000    863,662
                                                                ----------
                                                                 6,489,331
                                                                ----------
     Casino Hotels -- 1.0%
       Boyd Gaming Corp.
        Company Guar. Notes
        6.88% due 05/15/2023........................    520,000    562,900
       Caesars Entertainment Resort
        Properties LLC
        Senior Sec. Notes
        8.00% due 10/01/2020........................    265,000    273,944
       Caesars Growth Properties Holdings
        LLC/Caesars Growth Properties
        Finance, Inc.
        Sec. Notes
        9.38% due 05/01/2022........................  1,290,000  1,377,075

                                                Principal    Value
                 Security Description            Amount     (Note 2)
          Casino Hotels (continued)
            MGM Resorts International
             Company Guar. Notes
             4.63% due 09/01/2026.............. $1,085,000 $1,057,875
                                                           ----------
                                                            3,271,794
                                                           ----------
          Cellular Telecom -- 1.3%
            Sprint Communications, Inc.
             Senior Notes
             6.00% due 11/15/2022..............    985,000    913,588
            Sprint Corp.
             Company Guar. Notes
             7.25% due 09/15/2021..............    615,000    617,306
            Sprint Corp.
             Company Guar. Notes
             7.88% due 09/15/2023..............  1,050,000  1,056,562
            T-Mobile USA, Inc.
             Company Guar. Notes
             6.50% due 01/15/2026..............    780,000    862,875
            T-Mobile USA, Inc.
             Company Guar. Notes
             6.73% due 04/28/2022..............    955,000  1,002,750
                                                           ----------
                                                            4,453,081
                                                           ----------
          Coatings/Paint -- 0.0%
            Axalta Coating Systems LLC
             Company Guar. Notes
             4.88% due 08/15/2024*.............    150,000    153,656
                                                           ----------
          Computer Services -- 0.2%
            Harland Clarke Holdings Corp.
             Senior Sec. Notes
             6.88% due 03/01/2020*.............    350,000    334,250
            Harland Clarke Holdings Corp.
             Senior Notes
             9.25% due 03/01/2021*.............    400,000    340,000
                                                           ----------
                                                              674,250
                                                           ----------
          Computers -- 0.3%
            Diamond 1 Finance Corp./Diamond 2
             Finance Corp.
             Senior Sec. Notes
             5.45% due 06/15/2023*.............    155,000    166,076
            Diamond 1 Finance Corp./Diamond 2
             Finance Corp.
             Senior Sec. Notes
             6.02% due 06/15/2026*.............    110,000    120,593
            Diamond 1 Finance Corp./Diamond 2
             Finance Corp.
             Company Guar. Notes
             7.13% due 06/15/2024*.............    340,000    373,948
            Diamond 1 Finance Corp./Diamond 2
             Finance Corp.
             Senior Sec. Notes
             8.10% due 07/15/2036*.............    140,000    164,576
            Diamond 1 Finance Corp./Diamond 2
             Finance Corp.
             Senior Sec. Notes
             8.35% due 07/15/2046*.............    115,000    137,696
                                                           ----------
                                                              962,889
                                                           ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Containers-Paper/Plastic -- 0.8%
          Berry Plastics Corp.
           Sec. Notes
           5.13% due 07/15/2023.................. $  990,000 $1,004,850
          Graphic Packaging International, Inc.
           Company Guar. Notes
           4.13% due 08/15/2024..................    820,000    826,150
          Reynolds Group Issuer, Inc./Reynolds
           Group Issuer LLC
           Senior Sec. Notes
           5.13% due 07/15/2023*.................    635,000    655,637
          Reynolds Group Issuer, Inc./Reynolds
           Group Issuer LLC
           Company Guar. Notes
           7.00% due 07/15/2024*.................     40,000     42,900
                                                             ----------
                                                              2,529,537
                                                             ----------
        Data Processing/Management -- 0.2%
          First Data Corp.
           Senior Sec. Notes
           5.00% due 01/15/2024*.................    685,000    695,275
                                                             ----------
        Diagnostic Kits -- 0.2%
          Alere, Inc.
           Company Guar. Notes
           6.50% due 06/15/2020..................    600,000    600,000
                                                             ----------
        Disposable Medical Products -- 0.2%
          Sterigenics-Nordion Holdings LLC
           Senior Notes
           6.50% due 05/15/2023*.................    720,000    748,800
                                                             ----------
        Electric Products-Misc. -- 0.1%
          WESCO Distribution, Inc.
           Company Guar. Notes
           5.38% due 06/15/2024*.................    260,000    260,650
                                                             ----------
        Electric-Integrated -- 0.0%
          Texas Competitive Electric Holdings
           Co. LLC/TCEH Finance, Inc.
           Senior Sec. Notes
           11.50% due 10/01/2020+*(3)(4).........    295,000     89,975
                                                             ----------
        Energy-Alternate Sources -- 0.2%
          TerraForm Power Operating LLC
           Company Guar. Notes
           9.38% due 02/01/2023*.................    760,000    780,900
                                                             ----------
        Enterprise Software/Service -- 0.1%
          Infor US, Inc.
           Company Guar. Notes
           6.50% due 05/15/2022..................    475,000    480,938
                                                             ----------
        Finance-Auto Loans -- 1.0%
          Ally Financial, Inc.
           Senior Notes
           4.13% due 03/30/2020..................  1,910,000  1,943,425
          Ally Financial, Inc.
           Senior Notes
           4.25% due 04/15/2021..................    700,000    713,125
          Ally Financial, Inc.
           Sub. Notes
           5.75% due 11/20/2025..................    700,000    732,375
                                                             ----------
                                                              3,388,925
                                                             ----------

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        Finance-Consumer Loans -- 0.6%
          Navient Corp.
           Senior Notes
           7.25% due 09/25/2023................... $  205,000 $  205,000
          Springleaf Finance Corp.
           Company Guar. Notes
           5.25% due 12/15/2019...................  1,390,000  1,419,537
          TMX Finance LLC/TitleMax Finance Corp.
           Senior Sec. Notes
           8.50% due 09/15/2018*..................    600,000    447,000
                                                              ----------
                                                               2,071,537
                                                              ----------
        Finance-Other Services -- 0.2%
          Double Eagle Acquisition Sub, Inc.
           Senior Notes
           7.50% due 10/01/2024*..................    270,000    274,725
          Nationstar Mtg. LLC/Nationstar
           Capital Corp.
           Company Guar. Notes
           6.50% due 07/01/2021...................    415,000    406,700
                                                              ----------
                                                                 681,425
                                                              ----------
        Food-Flour & Grain -- 0.2%
          Post Holdings, Inc.
           Company Guar. Notes
           5.00% due 08/15/2026*..................    650,000    646,750
                                                              ----------
        Food-Misc./Diversified -- 0.2%
          Dole Food Co, Inc.
           Senior Sec. Notes
           7.25% due 05/01/2019*..................    450,000    456,750
          Pinnacle Foods Finance LLC/Pinnacle
           Foods Finance Corp.
           Company Guar. Notes
           5.88% due 01/15/2024*..................    130,000    138,775
                                                              ----------
                                                                 595,525
                                                              ----------
        Food-Retail -- 0.5%
          Albertsons Cos. LLC/Safeway, Inc.
           Senior Notes
           5.75% due 03/15/2025*..................    785,000    783,037
          Safeway, Inc.
           Senior Notes
           7.25% due 02/01/2031...................    760,000    754,300
                                                              ----------
                                                               1,537,337
                                                              ----------
        Food-Wholesale/Distribution -- 0.0%
          US Foods, Inc.
           Company Guar. Notes
           5.88% due 06/15/2024*..................    145,000    150,438
                                                              ----------
        Gambling (Non-Hotel) -- 0.4%
          Mohegan Tribal Gaming Authority
           Company Guar. Notes
           9.75% due 09/01/2021...................    560,000    604,100
          Scientific Games International, Inc.
           Senior Sec. Notes
           7.00% due 01/01/2022*..................    565,000    597,488
                                                              ----------
                                                               1,201,588
                                                              ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Gas-Distribution -- 0.3%
          NGL Energy Partners LP/NGL Energy
           Finance Corp
           Company Guar. Notes
           5.13% due 07/15/2019.................. $  935,000 $  878,900
                                                             ----------
        Home Decoration Products -- 0.1%
          Newell Brands, Inc.
           Senior Notes
           5.00% due 11/15/2023*.................    295,000    314,076
                                                             ----------
        Hotels/Motels -- 0.0%
          Diamond Resorts International, Inc.
           Senior Sec. Notes
           7.75% due 09/01/2023*.................     90,000     90,113
                                                             ----------
        Human Resources -- 0.1%
          AMN Healthcare, Inc.
           Company Guar. Notes
           5.13% due 10/01/2024*.................    245,000    247,450
          Team Health, Inc.
           Company Guar. Notes
           7.25% due 12/15/2023*.................     65,000     69,956
                                                             ----------
                                                                317,406
                                                             ----------
        Independent Power Producers -- 1.0%
          Calpine Corp.
           Senior Notes
           5.38% due 01/15/2023..................    727,000    724,274
          Dynegy, Inc.
           Company Guar. Notes
           7.38% due 11/01/2022..................  1,260,000  1,244,250
          NRG Energy, Inc.
           Company Guar. Notes
           7.25% due 05/15/2026*.................    630,000    641,025
          NRG Yield Operating LLC
           Company Guar. Notes
           5.38% due 08/15/2024..................    665,000    683,287
                                                             ----------
                                                              3,292,836
                                                             ----------
        Insurance-Multi-line -- 0.1%
          Genworth Holdings, Inc.
           Company Guar. Notes
           4.90% due 08/15/2023..................    400,000    333,000
                                                             ----------
        Medical Information Systems -- 0.1%
          Quintiles IMS, Inc.
           Company Guar. Notes
           5.00% due 10/15/2026*.................    300,000    312,000
                                                             ----------
        Medical Labs & Testing Services -- 0.2%
          inVentiv Health, Inc.
           Senior Sec. Notes
           9.00% due 01/15/2018*.................    415,000    426,153
          Quorum Health Corp.
           Company Guar. Notes
           11.63% due 04/15/2023*................    385,000    319,550
                                                             ----------
                                                                745,703
                                                             ----------
        Medical Products -- 0.3%
          Fredenius US Finance II, Inc.
           Company Guar. Notes
           4.50% due 01/15/2023*.................    190,000    198,075

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Medical Products (continued)
       Teleflex, Inc.
        Company Guar. Notes
        4.88% due 06/01/2026........................ $  740,000 $  765,900
                                                                ----------
                                                                   963,975
                                                                ----------
     Medical-Drugs -- 0.6%
       Endo Finance LLC/Endo Finco, Inc.
        Company Guar. Notes
        5.38% due 01/15/2023*.......................    460,000    407,100
       PRA Holdings, Inc.
        Senior Notes
        9.50% due 10/01/2023*.......................    421,000    463,100
       Quintiles Transnational Corp.
        Company Guar. Notes
        4.88% due 05/15/2023*.......................    510,000    524,025
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        7.25% due 07/15/2022*.......................    295,000    273,613
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        6.38% due 10/15/2020*.......................    505,000    473,437
                                                                ----------
                                                                 2,141,275
                                                                ----------
     Medical-HMO -- 0.3%
       Centene Corp.
        Senior Notes
        4.75% due 05/15/2022........................    280,000    289,100
       Centene Corp.
        Senior Notes
        5.63% due 02/15/2021........................    570,000    604,200
       MPH Acquisition Holdings LLC
        Senior Notes
        7.13% due 06/01/2024*.......................     75,000     80,625
                                                                ----------
                                                                   973,925
                                                                ----------
     Medical-Hospitals -- 2.5%
       CHS/Community Health Systems, Inc.
        Senior Sec. Notes
        5.13% due 08/15/2018........................     82,000     82,820
       CHS/Community Health Systems, Inc.
        Company Guar. Notes
        6.88% due 02/01/2022........................  1,025,000    881,500
       HCA, Inc.
        Senior Sec. Notes
        4.50% due 02/15/2027........................    775,000    779,844
       HCA, Inc.
        Senior Sec. Notes
        5.25% due 06/15/2026........................    490,000    520,625
       HCA, Inc.
        Company Guar. Notes
        5.38% due 02/01/2025........................  1,000,000  1,032,500
       HCA, Inc.
        Senior Sec. Notes
        6.50% due 02/15/2020........................  1,345,000  1,489,587
       Surgery Center Holdings, Inc.
        Company Guar. Notes
        8.88% due 04/15/2021*.......................    420,000    448,350
       Tenet Healthcare Corp. FRS
        Senior Sec. Notes
        4.35% due 06/15/2020........................    315,000    316,606

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Medical-Hospitals (continued)
          Tenet Healthcare Corp.
           Senior Notes
           5.00% due 03/01/2019.................. $  760,000 $  742,900
          Tenet Healthcare Corp.
           Senior Sec. Notes
           6.00% due 10/01/2020..................    750,000    793,125
          Tenet Healthcare Corp.
           Senior Notes
           8.13% due 04/01/2022..................    730,000    730,000
          Universal Health Services, Inc.
           Senior Sec. Notes
           4.75% due 08/01/2022*.................    235,000    242,638
          Universal Health Services, Inc.
           Senior Sec. Notes
           5.00% due 06/01/2026*.................    245,000    255,106
                                                             ----------
                                                              8,315,601
                                                             ----------
        Metal Processors & Fabrication -- 0.3%
          Novelis Corp.
           Company Guar. Notes
           5.88% due 09/30/2026*.................  1,015,000  1,039,106
          Novelis Corp.
           Company Guar. Notes
           6.25% due 08/15/2024*.................     90,000     95,513
                                                             ----------
                                                              1,134,619
                                                             ----------
        Metal-Aluminum -- 0.2%
          Aleris International, Inc.
           Senior Sec. Notes
           9.50% due 04/01/2021*.................    570,000    614,175
                                                             ----------
        Metal-Copper -- 0.2%
          Freeport-McMoRan Copper & Gold, Inc.
           Company Guar. Notes
           3.88% due 03/15/2023..................    300,000    269,226
          Freeport-McMoRan, Inc.
           Company Guar. Notes
           3.55% due 03/01/2022..................    445,000    404,950
                                                             ----------
                                                                674,176
                                                             ----------
        MRI/Medical Diagnostic Imaging -- 0.2%
          Surgical Care Affiliates, Inc.
           Company Guar. Notes
           6.00% due 04/01/2023*.................    734,000    770,700
                                                             ----------
        Oil & Gas Drilling -- 0.3%
          Helmerich & Payne International
           Drilling Co.
           Company Guar. Notes
           4.65% due 03/15/2025..................    375,000    395,732
          Rowan Cos., Inc.
           Company Guar. Notes
           5.40% due 12/01/2042..................    870,000    578,550
                                                             ----------
                                                                974,282
                                                             ----------
        Oil Companies-Exploration & Production -- 3.4%
          Antero Resources Corp.
           Company Guar. Notes
           5.38% due 11/01/2021..................    130,000    131,463
          Antero Resources Corp.
           Company Guar. Notes
           5.63% due 06/01/2023..................    190,000    193,563

                                                Principal    Value
                 Security Description            Amount     (Note 2)
         Oil Companies-Exploration & Production (continued)
           Antero Resources Corp.
            Company Guar. Notes
            6.00% due 12/01/2020............... $  350,000 $   361,704
           Bonanza Creek Energy, Inc.
            Company Guar. Notes
            6.75% due 04/15/2021...............    425,000     193,375
           Callon Petroleum Co
            Company Guar. Notes
            6.13% due 10/01/2024*..............    390,000     403,650
           Carrizo Oil & Gas, Inc.
            Company Guar. Notes
            6.25% due 04/15/2023...............  1,550,000   1,534,500
           Chesapeake Energy Corp.
            Company Guar. Notes
            5.75% due 03/15/2023...............    220,000     187,000
           Chesapeake Energy Corp.
            Company Guar. Notes
            6.63% due 08/15/2020...............    200,000     188,250
           Continental Resources, Inc.
            Company Guar. Notes
            4.50% due 04/15/2023...............    420,000     403,200
           Continental Resources, Inc.
            Company Guar. Notes
            5.00% due 09/15/2022...............    695,000     693,262
           Diamondback Energy, Inc.
            Company Guar. Notes
            7.63% due 10/01/2021...............    570,000     604,200
           EP Energy LLC/Everest Acquisition
            Finance, Inc.
            Company Guar. Notes
            9.38% due 05/01/2020...............    964,000     682,030
           Laredo Petroleum, Inc.
            Company Guar. Notes
            5.63% due 01/15/2022...............    470,000     455,900
           Newfield Exploration Co.
            Senior Notes
            5.38% due 01/01/2026...............    635,000     636,587
           Newfield Exploration Co.
            Senior Notes
            5.75% due 01/30/2022...............    590,000     609,175
           Parsley Energy LLC/Parsley Finance
            Corp.
            Company Guar. Notes
            6.25% due 06/01/2024*..............  1,380,000   1,424,850
           QEP Resources, Inc.
            Senior Notes
            5.25% due 05/01/2023...............    930,000     916,050
           Range Resources Corp.
            Company Guar. Notes
            5.00% due 03/15/2023*..............    955,000     933,512
           SM Energy Co.
            Senior Notes
            6.13% due 11/15/2022...............    340,000     340,000
           Whiting Petroleum Corp.
            Company Guar. Notes
            5.75% due 03/15/2021...............    720,000     673,200
                                                           -----------
                                                            11,565,471
                                                           -----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Oil Refining & Marketing -- 0.7%
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       7.00% due 06/30/2024*......................... $  415,000 $  448,200
      Sunoco LP/Sunoco Finance Corp.
       Company Guar. Notes
       6.38% due 04/01/2023*.........................  1,755,000  1,803,262
                                                                 ----------
                                                                  2,251,462
                                                                 ----------
    Oil-Field Services -- 0.1%
      FTS International, Inc. FRS
       Senior Sec. Notes
       8.35% due 06/15/2020*.........................    475,000    403,465
                                                                 ----------
    Physicians Practice Management -- 0.2%
      MEDNAX, Inc.
       Company Guar. Notes
       5.25% due 12/01/2023*.........................    620,000    651,775
                                                                 ----------
    Pipelines -- 1.6%
      Antero Midstream Partners LP/Antero Midstream
       Finance Corp.
       Company Guar. Notes
       5.38% due 09/15/2024*.........................    370,000    374,625
      Blue Racer Midstream LLC/Blue
       Racer Finance Corp.
       Company Guar. Notes
       6.13% due 11/15/2022*.........................    875,000    855,312
      Crestwood Midstream Partners
       LP/Crestwood Midstream Finance
       Corp.
       Company Guar. Notes
       6.25% due 04/01/2023..........................    600,000    607,500
      Enbridge Energy Partners LP
       Senior Notes
       4.38% due 10/15/2020..........................    125,000    131,831
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/2020..........................    571,000    626,672
      EnLink Midstream Partners LP
       Senior Notes
       4.85% due 07/15/2026..........................     80,000     80,502
      Holly Energy Partners LP/Holly
       Energy Finance Corp.
       Company Guar. Notes
       6.00% due 08/01/2024*.........................    100,000    103,500
      MPLX LP
       Company Guar. Notes
       4.88% due 12/01/2024..........................    830,000    858,491
      Regency Energy Partners LP/Regency Energy
       Finance Corp.
       Company Guar. Notes
       5.00% due 10/01/2022..........................    630,000    664,932
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       5.63% due 02/01/2021..........................    700,000    739,375
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       6.25% due 03/15/2022..........................    200,000    218,500
                                                                 ----------
                                                                  5,261,240
                                                                 ----------

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       Private Equity -- 0.3%
         Icahn Enterprises LP/Icahn Enterprises
          Finance Corp.
          Company Guar. Notes
          5.88% due 02/01/2022.................... $1,120,000 $1,075,200
                                                              ----------
       Racetracks -- 0.2%
         GLP Capital LP/GLP Financing II, Inc.
          Company Guar. Notes
          4.88% due 11/01/2020....................    610,000    657,275
                                                              ----------
       Radio -- 0.3%
         Sirius XM Radio, Inc.
          Company Guar. Notes
          5.38% due 07/15/2026*...................  1,035,000  1,063,463
                                                              ----------
       Real Estate Investment Trusts -- 0.9%
         Corrections Corp. of America
          Company Guar. Notes
          5.00% due 10/15/2022....................    615,000    556,575
         ESH Hospitality, Inc.
          Company Guar. Notes
          5.25% due 05/01/2025*...................    780,000    779,025
         iStar Financial, Inc.
          Senior Notes
          5.00% due 07/01/2019....................  1,000,000    997,380
         MGP Escrow Issuer LLC/MGP
          Escrow Co-Issuer, Inc.
          Company Guar. Notes
          5.63% due 05/01/2024*...................    280,000    303,716
         MPT Operating Partnership LP/MPT
          Finance Corp.
          Company Guar. Notes
          5.25% due 08/01/2026....................     50,000     51,875
         MPT Operating Partnership LP/MPT
          Finance Corp.
          Company Guar. Notes
          6.38% due 03/01/2024....................    315,000    341,775
                                                              ----------
                                                               3,030,346
                                                              ----------
       Rental Auto/Equipment -- 0.2%
         United Rentals North America, Inc.
          Company Guar. Notes
          5.50% due 07/15/2025....................    675,000    688,500
                                                              ----------
       Resort/Theme Parks -- 0.2%
         Six Flags Entertainment Corp.
          Company Guar. Notes
          4.88% due 07/31/2024*...................    600,000    606,000
                                                              ----------
       Retail-Drug Store -- 0.3%
         Rite Aid Corp.
          Company Guar. Notes
          6.13% due 04/01/2023*...................    130,000    140,292
         Rite Aid Corp.
          Company Guar. Notes
          6.75% due 06/15/2021....................    730,000    771,063
                                                              ----------
                                                                 911,355
                                                              ----------
       Retail-Hypermarkets -- 0.2%
         Tops Holding LLC /Tops Markets II Corp.
          Senior Sec. Notes
          8.00% due 06/15/2022*...................    670,000    603,000
                                                              ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Retail-Perfume & Cosmetics -- 0.2%
        Sally Holdings LLC/Sally Capital, Inc.
         Company Guar. Notes
         5.63% due 12/01/2025....................... $  500,000 $  538,125
                                                                ----------
      Retail-Propane Distribution -- 0.0%
        AmeriGas Finance LLC/AmeriGas
         Finance Corp.
         Company Guar. Notes
         7.00% due 05/20/2022.......................    145,000    153,338
                                                                ----------
      Retail-Restaurants -- 0.3%
        Landry's, Inc.
         Senior Notes
         6.75% due 10/15/2024*......................    340,000    345,950
        Landry's, Inc.
         Company Guar. Notes
         9.38% due 05/01/2020*......................    700,000    734,195
                                                                ----------
                                                                 1,080,145
                                                                ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/2007+(1)(2)(3)(5).........    550,000          0
                                                                ----------
      Security Services -- 0.5%
        ADT Corp.
         Senior Sec. Notes
         6.25% due 10/15/2021.......................    845,000    918,937
        Prime Security Services Borrower LLC/Prime
         Finance, Inc.
         Sec. Notes
         9.25% due 05/15/2023*......................    785,000    855,650
                                                                ----------
                                                                 1,774,587
                                                                ----------
      Specified Purpose Acquisitions -- 0.4%
        Argos Merger Sub, Inc.
         Senior Notes
         7.13% due 03/15/2023*......................  1,135,000  1,188,913
                                                                ----------
      Steel-Producers -- 0.2%
        AK Steel Corp.
         Senior Sec. Notes
         7.50% due 07/15/2023.......................    495,000    527,175
        United States Steel Corp.
         Senior Notes
         7.38% due 04/01/2020.......................     76,000     75,620
                                                                ----------
                                                                   602,795
                                                                ----------
      Telecom Services -- 0.1%
        Qwest Corp.
         Senior Notes
         7.25% due 09/15/2025.......................    415,000    454,146
                                                                ----------
      Telephone-Integrated -- 1.1%
        CenturyLink, Inc.
         Senior Notes
         5.80% due 03/15/2022.......................    620,000    635,500
        CenturyLink, Inc.
         Senior Notes
         7.50% due 04/01/2024.......................  1,020,000  1,088,850
        Frontier Communications Corp.
         Senior Notes
         6.25% due 09/15/2021.......................    495,000    475,819

                                              Principal     Value
                 Security Description          Amount      (Note 2)
          Telephone-Integrated (continued)
            Frontier Communications Corp.
             Senior Notes
             10.50% due 09/15/2022........... $  110,000 $    116,600
            Level 3 Financing, Inc.
             Company Guar. Notes
             5.25% due 03/15/2026*...........    580,000      598,850
            Windstream Services LLC
             Company Guar. Notes
             7.75% due 10/15/2020............    805,000      819,087
                                                         ------------
                                                            3,734,706
                                                         ------------
          Television -- 0.1%
            Sinclair Television Group, Inc.
             Company Guar. Notes
             5.13% due 02/15/2027*...........    300,000      293,250
                                                         ------------
          Total U.S. Corporate Bonds & Notes
             (cost $111,095,813).............             112,255,420
                                                         ------------
          FOREIGN CORPORATE BONDS & NOTES -- 8.5%
          Building Products-Cement -- 0.2%
            Cemex SAB de CV
             Senior Sec. Notes
             5.70% due 01/11/2025*...........    510,000      516,222
            Cemex SAB de CV
             Senior Sec. Notes
             7.75% due 04/16/2026*...........    200,000      221,900
                                                         ------------
                                                              738,122
                                                         ------------
          Cable/Satellite TV -- 1.7%
            Altice Financing SA
             Senior Sec. Notes
             6.63% due 02/15/2023*...........    400,000      410,500
            Altice Finco SA
             Senior Sec. Notes
             9.88% due 12/15/2020*...........    455,000      483,438
            Altice Luxembourg SA
             Company Guar. Notes
             7.75% due 05/15/2022*...........  1,100,000    1,174,250
            Numericable-SFR SA
             Senior Sec. Notes
             6.00% due 05/15/2022*...........  1,200,000    1,224,000
            Numericable-SFR SA
             Senior Sec. Notes
             7.38% due 05/01/2026*...........    910,000      930,193
            UPCB Finance VI, Ltd.
             Senior Sec. Notes
             6.88% due 01/15/2022*...........     64,000       67,040
            Virgin Media Finance PLC
             Company Guar. Notes
             6.00% due 10/15/2024*...........    400,000      414,004
            Ziggo Secured Finance BV
             Senior Sec. Notes
             5.50% due 01/15/2027*...........    995,000      993,756
                                                         ------------
                                                            5,697,181
                                                         ------------
          Chemicals-Diversified -- 0.4%
            INEOS Group Holdings SA
             Company Guar. Notes
             5.63% due 08/01/2024*...........    955,000      937,094

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal   Value
                  Security Description             Amount    (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Chemicals-Diversified (continued)
            INEOS Group Holdings SA
             Sec. Notes
             5.88% due 02/15/2019*............... $450,000  $  459,000
                                                            ----------
                                                             1,396,094
                                                            ----------
          Containers-Metal/Glass -- 0.2%
            Ardagh Packaging Finance
             PLC/Ardagh Holdings USA, Inc.
             Company Guar. Notes
             6.00% due 06/30/2021*...............  365,000     375,037
            Ardagh Packaging Finance
             PLC/Ardagh Holdings USA, Inc.
             Company Guar. Notes
             7.25% due 05/15/2024*...............  260,000     276,900
            Ardagh Packaging Finance
             PLC/Ardagh MP Holdings USA, Inc.
             Senior Notes
             7.00% due 11/15/2020*...............   51,176      52,840
                                                            ----------
                                                               704,777
                                                            ----------
          Diversified Manufacturing Operations -- 0.4%
            Bombardier, Inc.
             Senior Notes
             4.75% due 04/15/2019*...............  585,000     568,912
            Bombardier, Inc.
             Senior Notes
             4.75% due 04/15/2019................  515,000     500,837
            Bombardier, Inc.
             Senior Notes
             6.13% due 01/15/2023*...............  305,000     270,688
                                                            ----------
                                                             1,340,437
                                                            ----------
          Diversified Minerals -- 0.4%
            FMG Resources August 2006 Pty, Ltd.
             Senior Sec. Notes
             9.75% due 03/01/2022*...............  410,000     475,600
            Teck Resources, Ltd.
             Company Guar. Notes
             4.75% due 01/15/2022................  600,000     588,000
            Teck Resources, Ltd.
             Company Guar. Notes
             8.00% due 06/01/2021*...............   90,000      97,875
            Teck Resources, Ltd.
             Company Guar. Notes
             8.50% due 06/01/2024*...............  240,000     274,800
                                                            ----------
                                                             1,436,275
                                                            ----------
          Finance-Commercial -- 0.1%
            Dana Financing Luxembourg SARL
             Company Guar. Notes
             6.50% due 06/01/2026*...............  185,000     193,880
                                                            ----------
          Finance-Leasing Companies -- 0.9%
            AerCap Ireland Capital, Ltd./AerCap
             Global Aviation Trust
             Company Guar. Notes
             4.25% due 07/01/2020................  170,000     176,375
            AerCap Ireland Capital, Ltd./AerCap
             Global Aviation Trust
             Company Guar. Notes
             4.50% due 05/15/2021................  860,000     899,775

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Finance-Leasing Companies (continued)
       AerCap Ireland Capital, Ltd./AerCap
        Global Aviation Trust
        Company Guar. Notes
        4.63% due 10/30/2020........................ $  475,000 $  498,750
       Aircastle, Ltd.
        Senior Notes
        5.00% due 04/01/2023........................  1,425,000  1,492,687
                                                                ----------
                                                                 3,067,587
                                                                ----------
     Gambling (Non-Hotel) -- 0.3%
       International Game Technology PLC
        Senior Sec. Notes
        6.25% due 02/15/2022*.......................    900,000    954,000
                                                                ----------
     Machinery-Farming -- 0.2%
       CNH Industrial NV
        Senior Notes
        4.50% due 08/15/2023........................    750,000    756,375
                                                                ----------
     Medical Products -- 0.1%
       Mallinckrodt International Finance
        SA/Mallinckrodt CB LLC
        Company Guar. Notes
        5.63% due 10/15/2023*.......................    465,000    445,238
                                                                ----------
     Medical-Biomedical/Gene -- 0.2%
       Concordia International Corp.
        Company Guar. Notes
        7.00% due 04/15/2023*.......................  1,005,000    645,713
                                                                ----------
     Medical-Drugs -- 0.4%
       Capsugel SA
        Senior Notes
        7.00% due 05/15/2019*(6)....................    573,000    574,432
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        5.38% due 03/15/2020*.......................    490,000    453,250
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        6.75% due 08/15/2018*.......................    435,000    437,175
                                                                ----------
                                                                 1,464,857
                                                                ----------
     Metal-Diversified -- 0.2%
       Vedanta Resources PLC
        Senior Notes
        8.25% due 06/07/2021*.......................    800,000    808,000
                                                                ----------
     Metal-Iron -- 0.2%
       Vale Overseas, Ltd.
        Company Guar. Notes
        5.88% due 06/10/2021........................    460,000    481,620
                                                                ----------
     Oil & Gas Drilling -- 0.4%
       Transocean, Inc.
        Company Guar. Notes
        6.80% due 12/15/2016........................    625,000    627,931
       Transocean, Inc.
        Company Guar. Notes
        6.80% due 03/15/2038........................    520,000    340,600
       Transocean, Inc.
        Company Guar. Notes
        9.00% due 07/15/2023*.......................    335,000    324,531
                                                                ----------
                                                                 1,293,062
                                                                ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Oil Companies-Exploration & Production -- 0.4%
            Alberta Energy Co., Ltd.
             Senior Notes
             8.13% due 09/15/2030............... $  480,000 $  567,348
            Encana Corp.
             Senior Notes
             3.90% due 11/15/2021...............    625,000    626,237
                                                            ----------
                                                             1,193,585
                                                            ----------
          Oil Companies-Integrated -- 0.4%
            Petrobras Global Finance BV
             Company Guar. Notes
             8.38% due 05/23/2021...............     85,000     92,862
            Petrobras Global Finance BV
             Company Guar. Notes
             8.75% due 05/23/2026...............    600,000    663,000
            YPF Sociedad Anonima
             Senior Notes
             8.50% due 03/23/2021*..............    580,000    647,280
                                                            ----------
                                                             1,403,142
                                                            ----------
          Oil-Field Services -- 0.1%
            Weatherford International, Ltd.
             Company Guar. Notes
             8.25% due 06/15/2023...............    485,000    478,938
                                                            ----------
          Paper & Related Products -- 0.4%
            Cascades, Inc.
             Company Guar. Notes
             5.50% due 07/15/2022*..............    675,000    685,969
            Cascades, Inc.
             Company Guar. Notes
             5.75% due 07/15/2023*..............    530,000    536,625
                                                            ----------
                                                             1,222,594
                                                            ----------
          Satellite Telecom -- 0.2%
            Intelsat Jackson Holdings SA
             Company Guar. Notes
             5.50% due 08/01/2023...............    240,000    166,200
            Intelsat Jackson Holdings SA
             Company Guar. Notes
             7.25% due 04/01/2019...............    695,000    559,041
                                                            ----------
                                                               725,241
                                                            ----------
          Semiconductor Components-Integrated Circuits -- 0.3%
            NXP BV/NXP Funding LLC
             Company Guar. Notes
             4.13% due 06/01/2021*..............    625,000    669,531
            NXP BV/NXP Funding LLC
             Company Guar. Notes
             4.63% due 06/01/2023*..............    200,000    218,750
                                                            ----------
                                                               888,281
                                                            ----------
          Special Purpose Entity -- 0.0%
            Hellas Telecommunications
             Luxembourg II SCA FRS
             Sub. Notes
             6.00% due 01/15/2015+*(1)(2)(3)(5).  1,025,000          0
                                                            ----------

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Steel-Producers -- 0.4%
      ArcelorMittal
       Senior Notes
       6.13% due 06/01/2025.......................... $  745,000 $   812,050
      BlueScope Steel Finance, Ltd./BlueScope Steel
       Finance USA LLC
       Company Guar. Notes
       6.50% due 05/15/2021*.........................    490,000     518,175
                                                                 -----------
                                                                   1,330,225
                                                                 -----------
    Total Foreign Corporate Bonds & Notes
       (cost $29,127,558)............................             28,665,224
                                                                 -----------
    LOANS(7)(8)(9) -- 56.5%
    Advertising Services -- 0.1%
      Advantage Sales & Marketing, Inc. FRS
       2nd Lien
       7.50% due 07/25/2022..........................    258,000     244,670
                                                                 -----------
    Aerospace/Defense-Equipment -- 0.8%
      Silver II Borrower SCA FRS
       BTL
       4.00% due 12/13/2019..........................    900,000     840,150
      TransDigm, Inc. FRS
       BTL
       3.75% to 3.84% due 06/09/2023.................    475,117     474,721
      TransDigm, Inc. FRS
       BTL-D
       3.84% due 06/04/2021..........................  1,469,925   1,466,710
                                                                 -----------
                                                                   2,781,581
                                                                 -----------
    Airlines -- 1.1%
      Air Canada FRS
       BTL-B
       3.50% due 09/21/2023..........................    482,000     482,602
      American Airlines, Inc. FRS
       BTL
       3.25% due 06/27/2020..........................  1,309,059   1,310,900
      American Airlines, Inc. FRS
       BTL-B
       3.25% due 10/10/2021..........................    479,160     479,959
      American Airlines, Inc. FRS
       BTL
       3.50% due 04/28/2023..........................    222,000     222,451
      United Airlines, Inc. FRS
       BTL-B1
       3.50% due 09/15/2021..........................  1,341,608   1,342,278
                                                                 -----------
                                                                   3,838,190
                                                                 -----------
    Applications Software -- 1.1%
      Deltek, Inc. FRS
       1st Lien
       5.00% due 06/25/2022..........................    691,586     693,603
      Deltek, Inc. FRS
       BTL-B
       9.50% due 06/25/2023..........................    247,000     248,852
      Emdeon, Inc. FRS
       BTL-B2
       3.75% due 11/02/2018..........................    835,182     836,017

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      LOANS (continued)
      Applications Software (continued)
        Mitchell International, Inc. FRS
         BTL
         4.50% due 10/13/2020....................... $  871,949 $  870,424
        Mitchell International, Inc. FRS
         2nd Lien
         8.50% due 10/11/2021.......................    160,000    155,600
        SS&C European Holdings SARL FRS
         BTL-A1
         3.27% due 07/08/2020.......................     46,922     46,453
        SS&C European Holdings SARL FRS
         BTL-B2
         4.00% due 07/08/2022.......................     93,366     94,016
        SS&C Technologies Holdings Europe SARL FRS
         BTL-A2
         3.27% due 07/08/2020.......................     72,778     72,050
        SS&C Technologies, Inc. FRS
         BTL-B1
         4.00% due 07/08/2022.......................    751,312    756,544
                                                                ----------
                                                                 3,773,559
                                                                ----------
      Auction Houses/Art Dealers -- 0.3%
        KAR Auction Services, Inc. FRS
         BTL-B3
         4.38% due 03/09/2023.......................  1,086,540  1,100,801
                                                                ----------
      Auto-Heavy Duty Trucks -- 0.3%
        Navistar, Inc. FRS
         BTL-B
         6.50% due 08/07/2020.......................  1,025,000  1,025,321
                                                                ----------
      Auto/Truck Parts & Equipment-Original -- 1.0%
        Cooper-Standard Automotive, Inc. FRS
         BTL
         4.00% due 04/04/2021.......................    785,930    789,040
        Federal-Mogul Holdings Corp. FRS
         BTL-C
         4.75% due 04/15/2021.......................  1,240,351  1,196,008
        MPG Holdco I, Inc. FRS
         BTL-B
         3.75% due 10/20/2021.......................    691,837    692,578
        TI Group Automotive Systems LLC FRS
         Term B
         4.50% due 06/30/2022.......................    701,910    703,372
                                                                ----------
                                                                 3,380,998
                                                                ----------
      Bicycle Manufacturing -- 0.2%
        SRAM LLC FRS
         1st Lien
         4.00% to 5.50% due 04/10/2020..............    699,025    678,055
                                                                ----------
      Bloodstock Services -- 0.1%
        NVA Holdings, Inc. FRS
         1st Lien
         4.75% due 08/14/2021.......................     27,510     27,487
        NVA Holdings, Inc. FRS
         BTL
         5.50% due 08/14/2021.......................    362,180    362,633
                                                                ----------
                                                                   390,120
                                                                ----------

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        Broadcast Services/Program -- 2.1%
          iHeartCommunications, Inc. FRS
           BTL-D
           7.27% due 01/30/2019.................. $1,555,000 $1,190,223
          Nexstar Broadcasting, Inc. FRS
           BTL-B
           3.00% due 09/21/2023..................  1,505,773  1,512,669
          Univision Communications, Inc. FRS
           BTL
           4.00% due 03/01/2020..................  3,830,339  3,833,932
          Univision Communications, Inc. FRS
           BTL-C4
           4.00% due 03/01/2020..................    545,631    546,086
                                                             ----------
                                                              7,082,910
                                                             ----------
        Building & Construction Products-Misc. -- 0.7%
          Builders FirstSource, Inc. FRS
           BTL-B
           4.75% due 08/11/2022..................    532,898    535,340
          CPG International, Inc. FRS
           BTL
           4.75% due 09/30/2020..................    725,649    726,556
          Summit Materials Co. I LLC FRS
           BTL
           4.00% due 07/17/2022..................  1,039,838  1,042,763
                                                             ----------
                                                              2,304,659
                                                             ----------
        Building & Construction-Misc. -- 0.6%
          American Builders Contractors FRS
           BTL-B
           3.50% due 09/23/2023..................    261,681    262,171
          Brock Holdings III, Inc. FRS
           1st Lien
           7.00% due 03/16/2017..................    306,470    301,873
          Floor and Decor Outlet of America FRS
           BTL
           5.25% due 09/30/2023..................    920,000    920,000
          HD Supply, Inc. FRS
           BTL-B
           2.75% due 10/16/2023..................    683,000    683,569
                                                             ----------
                                                              2,167,613
                                                             ----------
        Building Products-Cement -- 0.7%
          Headwaters, Inc. FRS
           BTL-B1
           4.00% due 03/24/2022..................  1,736,513  1,740,854
          Quikrete Holdings, Inc. FRS
           1st Lien
           4.00% due 09/28/2020..................    600,000    603,500
                                                             ----------
                                                              2,344,354
                                                             ----------
        Building-Residential/Commercial -- 0.0%
          TOUSA, Inc.
           Escrow Loans
           12.25% due 08/15/2011+(1)(2)..........  2,037,810          0
                                                             ----------
        Cable/Satellite TV -- 1.1%
          Charter Communications Operating
           LLC FRS
           BTL
           3.25% due 08/24/2021..................    354,220    355,272

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   LOANS (continued)
   Cable/Satellite TV (continued)
     Charter Communications Operating
      LLC FRS
      BTL
      3.50% due 01/24/2023............................ $  285,565 $  287,231
     CSC Holdings LLC FRS
      BTL-B
      5.00% due 10/11/2024............................    599,418    600,167
     Neptune Finco Corp. FRS
      BTL
      5.00% due 10/09/2022............................    987,525    987,525
     Virgin Media Investment Holdings, Ltd.
      FRS
      BTL-F
      3.65% due 06/30/2023............................    974,991    978,240
     Ziggo Secured Finance Partnership FRS
      BTL-D
      3.53% due 08/31/2024............................    400,000    399,917
                                                                  ----------
                                                                   3,608,352
                                                                  ----------
   Casino Hotels -- 1.0%
     Boyd Gaming Corp. FRS
      BTL-B2
      4.00% due 09/15/2023............................    248,000    249,364
     Boyd Gaming Corp. FRS
      BTL-B
      3.53% due 08/14/2020............................    205,317    205,958
     Caesars Entertainment Resort Properties LLC FRS
      BTL-B
      7.00% due 10/11/2020............................  1,005,000    998,719
     CityCenter Holdings LLC FRS
      BTL-B
      4.25% due 10/16/2020............................  1,044,331  1,050,206
     Station Casinos LLC FRS
      BTL-B
      3.75% due 06/08/2023............................  1,012,463  1,015,879
                                                                  ----------
                                                                   3,520,126
                                                                  ----------
   Casino Services -- 0.2%
     Eldorado Resorts, Inc. FRS
      BTL-B
      4.25% due 07/23/2022............................    329,825    329,413
     Graton Economic Development Authority FRS
      BTL-B
      4.75% due 09/01/2022............................    338,545    339,391
                                                                  ----------
                                                                     668,804
                                                                  ----------
   Cellular Telecom -- 0.2%
     T-Mobile USA, Inc. FRS
      BTL-B
      3.50% due 11/09/2022............................    580,613    584,345
                                                                  ----------
   Chemicals-Diversified -- 0.7%
     Ineos US Finance LLC FRS
      BTL-B
      3.75% due 05/04/2018............................  1,091,556  1,093,830
     Ineos US Finance LLC FRS
      BTL
      4.25% due 03/31/2022............................  1,203,096  1,206,533
                                                                  ----------
                                                                   2,300,363
                                                                  ----------

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Chemicals-Plastics -- 0.2%
       PolyOne Corp. FRS
        BTL-B1
        3.50% due 11/14/2022......................... $  673,686 $  676,634
                                                                 ----------
     Chemicals-Specialty -- 1.1%
       Huntsman International LLC FRS
        BTL-B
        4.25% due 04/01/2023.........................    821,870    827,520
       Kraton Polymers LLC FRS
        BTL
        6.00% due 01/06/2022.........................    900,000    905,766
       MacDermid, Inc. FRS
        BTL-B3
        5.50% due 06/07/2020.........................    895,477    897,876
       PQ Corp. FRS
        BTL
        5.75% due 11/04/2022.........................    303,240    304,946
       Royal Holdings, Inc. FRS
        1st Lien
        4.50% due 06/19/2022.........................    615,213    616,904
                                                                 ----------
                                                                  3,553,012
                                                                 ----------
     Commercial Services -- 1.7%
       Brickman Group, Ltd. FRS
        1st Lien
        4.00% due 12/18/2020.........................  1,385,217  1,380,023
       Brickman Group, Ltd. FRS
        2nd Lien
        7.50% due 12/17/2021.........................    776,000    768,240
       CPI Acquisition, Inc. FRS
        BTL-B
        5.50% due 08/17/2022.........................  1,310,685  1,279,556
       ServiceMaster Co. LLC FRS
        BTL-B
        4.25% due 07/01/2021.........................  2,421,740  2,445,202
                                                                 ----------
                                                                  5,873,021
                                                                 ----------
     Commercial Services-Finance -- 0.8%
       Harland Clarke Holdings Corp. FRS
        BTL-B-4
        6.99% due 08/04/2019.........................    303,694    297,114
       TransUnion LLC FRS
        BTL-B2
        3.59% due 04/09/2021.........................  2,368,097  2,374,017
                                                                 ----------
                                                                  2,671,131
                                                                 ----------
     Computer Services -- 0.7%
       Abacus Innovations Corp. FRS
        BTL-B
        3.27% due 08/16/2023.........................    714,000    717,570
       Harland Clarke Holdings Corp. FRS
        BTL-B5
        7.00% due 12/31/2019.........................    439,959    430,610
       Presidio, Inc. FRS
        BTL
        5.25% due 02/02/2022.........................    615,054    613,516
       Science Applications International Corp. FRS
        BTL-B
        3.25% due 05/04/2022.........................    548,235    551,319
                                                                 ----------
                                                                  2,313,015
                                                                 ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS (continued)
       Computers-Integrated Systems -- 0.6%
         Kronos, Inc. FRS
          1st Lien
          4.50% due 10/30/2019..................... $1,340,230 $1,342,743
         Kronos, Inc. FRS
          2nd Lien
          9.75% due 04/30/2020.....................    564,396    574,555
                                                               ----------
                                                                1,917,298
                                                               ----------
       Computers-Memory Devices -- 0.0%
         Western Digital Corp. FRS
          BTL-B1
          4.50% due 04/29/2023.....................     90,773     91,737
                                                               ----------
       Computers-Periphery Equipment -- 0.7%
         CDW LLC FRS
          BTL
          3.00% due 08/04/2023.....................  2,463,254  2,467,873
                                                               ----------
       Consulting Services -- 0.2%
         Vertiv Co. FRS
          BTL-B
          6.00% due 09/29/2023.....................    619,000    605,073
                                                               ----------
       Consumer Products-Misc. -- 0.8%
         Dell, Inc. FRS
          BTL-B
          4.00% due 09/07/2023.....................  1,770,000  1,779,588
         Spectrum Brands, Inc. FRS
          1st Lien
          3.50% to 5.25% due 06/23/2022............    809,467    811,390
                                                               ----------
                                                                2,590,978
                                                               ----------
       Containers-Metal/Glass -- 1.2%
         Anchor Glass Container Corp. FRS
          1st Lien
          4.75% due 07/01/2022.....................  1,886,263  1,896,166
         Ardagh Holdings USA, Inc. FRS
          Delayed Draw
          4.00% due 12/17/2019.....................    630,067    631,248
         Berlin Packaging LLC FRS
          1st Lien
          4.50% due 10/01/2021.....................    540,573    541,474
         Owens-Brockway Glass Container, Inc. FRS
          BTL-B
          3.50% due 09/01/2022.....................    974,667    979,541
                                                               ----------
                                                                4,048,429
                                                               ----------
       Containers-Paper/Plastic -- 0.8%
         Berry Plastics Group, Inc. FRS
          BTL-D
          3.50% due 02/08/2020.....................  1,190,330  1,191,074
         Reynolds Group Holdings, Inc. FRS
          BTL
          4.25% due 02/05/2023.....................  1,458,115  1,461,926
                                                               ----------
                                                                2,653,000
                                                               ----------
       Cosmetics & Toiletries -- 0.3%
         Coty, Inc. FRS
          BTL
          3.75% due 10/27/2022.....................    290,208    290,450
         Galleria Co. FRS
          BTL-B
          3.75% due 01/26/2023.....................    583,333    585,156
                                                               ----------
                                                                  875,606
                                                               ----------

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       Data Processing/Management -- 1.5%
         CCC Information Services, Inc. FRS
          Term Loan B
          4.00% due 12/20/2019.................... $1,037,838 $1,035,244
         First Data Corp. FRS
          BTL
          4.28% due 07/08/2022....................    651,000    654,526
         First Data Corp. FRS
          BTL
          4.53% due 03/24/2021....................  3,322,167  3,340,289
                                                              ----------
                                                               5,030,059
                                                              ----------
       Diagnostic Equipment -- 0.4%
         Ortho-Clinical Diagnostics, Inc. FRS
          BTL-B
          4.75% due 06/30/2021....................  1,346,906  1,318,284
                                                              ----------
       Diagnostic Kits -- 0.1%
         Alere, Inc. FRS
          BTL-B
          4.25% due 06/18/2022....................    452,776    448,688
                                                              ----------
       Dialysis Centers -- 0.6%
         DaVita HealthCare Partners, Inc. FRS
          BTL-B
          3.50% due 06/24/2021....................  1,469,925  1,476,356
         U.S. Renal Care, Inc. FRS
          BTL
          5.25% due 12/31/2022....................    612,188    587,700
                                                              ----------
                                                               2,064,056
                                                              ----------
       Disposable Medical Products -- 0.1%
         Sterigenics-Nordion Holdings LLC FRS
          BTL-B
          4.25% due 05/15/2022....................    291,060    290,696
                                                              ----------
       Distribution/Wholesale -- 1.3%
         American Builders & Contractors
          Supply Co., Inc. FRS
          BTL-B
          3.50% due 04/16/2020....................  1,770,643  1,773,741
         HD Supply, Inc. FRS
          BTL-B
          3.75% due 08/13/2021....................  1,070,255  1,071,815
         Spin Holdco, Inc. FRS
          1st Lien
          4.25% due 11/14/2019....................    488,781    484,963
         Univar, Inc. FRS
          BTL
          4.25% due 07/01/2022....................  1,035,540  1,035,325
                                                              ----------
                                                               4,365,844
                                                              ----------
       Diversified Minerals -- 0.3%
         FMG Resources August 2006 Pty, Ltd. FRS
          BTL-B
          3.75% due 06/30/2019....................  1,123,095  1,121,691
                                                              ----------
       Educational Software -- 1.0%
         Blackboard, Inc. FRS
          BTL-B3
          4.75% due 10/04/2018....................  1,145,000  1,139,513
         Blackboard, Inc. FRS
          BTL-B4
          6.00% due 06/30/2021....................  1,490,000  1,478,825

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   LOANS (continued)
   Educational Software (continued)
     Cengage Learning, Inc. FRS
      BTL-B
      5.25% due 06/07/2023............................ $  737,153 $  736,099
                                                                  ----------
                                                                   3,354,437
                                                                  ----------
   Electric-Generation -- 0.4%
     APLP Holdings LP FRS
      BTL
      6.00% due 04/13/2023............................  1,307,910  1,312,269
                                                                  ----------
   Electric-Integrated -- 0.8%
     Dayton Power & Light Co. FRS
      BTL-B
      4.00% due 08/24/2022............................    154,000    155,540
     Energy Future Intermediate Holding Co. LLC FRS
      DIP
      4.25% due 12/19/2016............................  1,150,000  1,152,395
     Texas Competitive Electric Holdings Co. LLC FRS
      DIP-B
      5.00% due 10/17/2017(3).........................    783,673    787,788
     Texas Competitive Electric Holdings Co. LLC FRS
      DIP-C
      5.00% due 10/17/2017(3).........................    179,082    180,022
     Texas Competitive Electric Holdings Co. LLC FRS
      BTL
      5.00% due 10/10/2017+(3)(4).....................  1,372,835    398,336
                                                                  ----------
                                                                   2,674,081
                                                                  ----------
   Electronic Components-Semiconductors -- 0.6%
     Avago Technologies Cayman Finance, Ltd. FRS
      BTL-B3
      3.52% due 02/01/2023............................  1,343,366  1,358,899
     NXP NV FRS
      BTL-F
      3.40% due 12/07/2020............................    331,118    332,463
     ON Semiconductor Corp. FRS
      BTL-B
      5.25% due 03/31/2023............................    220,000    221,161
                                                                  ----------
                                                                   1,912,523
                                                                  ----------
   Enterprise Software/Service -- 1.3%
     Applied Systems, Inc. FRS
      2nd Lien
      7.50% due 01/24/2022............................    467,388    468,946
     BMC Software Finance, Inc. FRS
      BTL
      5.00% due 09/10/2020............................  1,045,000  1,006,248
     Donnelley Financial Solutions, Inc. FRS
      BTL-B
      5.00% due 09/30/2023............................    360,000    360,900
     Infor US, Inc. FRS
      BTL-B5
      3.75% due 06/03/2020............................  1,582,500  1,570,067
     Sophia LP FRS
      BTL-B
      4.75% due 09/30/2022............................    835,506    835,158
                                                                  ----------
                                                                   4,241,319
                                                                  ----------

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Extended Service Contracts -- 0.5%
      Sedgwick Claims Management Services, Inc. FRS
       1st Lien
       3.75% due 03/01/2021.......................... $1,137,893 $1,126,039
      Sedgwick Claims Management Services, Inc. FRS
       BTL
       5.25% due 03/01/2021..........................    129,675    129,999
      Sedgwick Claims Management Services, Inc. FRS
       2nd Lien
       6.75% due 02/28/2022..........................    595,000    590,538
                                                                 ----------
                                                                  1,846,576
                                                                 ----------
    Filtration/Separation Products -- 0.1%
      Filtration Group, Inc. FRS
       1st Lien
       4.25% due 11/21/2020..........................    408,027    408,741
                                                                 ----------
    Finance-Leasing Companies -- 0.3%
      Delos Finance SARL FRS
       BTL
       3.59% due 03/06/2021..........................    923,000    928,307
                                                                 ----------
    Finance-Mortgage Loan/Banker -- 0.5%
      Walter Investment Management Corp. FRS
       BTL-B
       4.75% due 12/19/2020..........................  1,681,839  1,538,883
                                                                 ----------
    Finance-Other Services -- 0.5%
      Omnova Solutions, Inc. FRS
       BTL-B
       5.25% due 08/28/2023..........................  1,578,000  1,570,110
                                                                 ----------
    Financial Guarantee Insurance -- 0.2%
      VF Holdings Corp. FRS
       BTL-1st Lien
       4.75% due 06/30/2023..........................    536,000    537,089
                                                                 ----------
    Food-Baking -- 0.4%
      Hostess Brands LLC FRS
       1st Lien
       4.50% due 08/03/2022..........................    821,700    825,368
      Hostess Brands LLC FRS
       2nd Lien
       8.50% due 08/03/2023..........................    610,000    611,144
                                                                 ----------
                                                                  1,436,512
                                                                 ----------
    Food-Catering -- 0.3%
      Aramark Services, Inc. FRS
       BTL-F
       3.34% due 02/24/2021..........................    908,690    912,098
                                                                 ----------
    Food-Confectionery -- 0.3%
      Amplify Snack Brands, Inc. FRS
       1st Lien
       6.50% due 08/24/2023..........................    980,000    971,834
                                                                 ----------
    Food-Dairy Products -- 0.4%
      ASP MSG Acquisition Co., Inc. FRS
       BTL
       6.00% due 08/16/2023..........................  1,007,000  1,010,776
      Chobani LLC FRS
       1st Lien
       5.25% due 09/30/2023..........................    202,000    200,990
                                                                 ----------
                                                                  1,211,766
                                                                 ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS (continued)
       Food-Misc./Diversified -- 0.8%
         Dole Food Co., Inc. FRS
          BTL-B
          4.50% to 6.00% due 11/01/2018............ $  529,063 $  529,945
         Pinnacle Foods Finance LLC FRS
          BTL-H
          3.25% due 04/29/2020.....................  2,062,926  2,069,925
         Pinnacle Foods Finance LLC FRS
          BTL-I
          3.28% due 01/13/2023.....................     58,558     58,913
                                                               ----------
                                                                2,658,783
                                                               ----------
       Food-Retail -- 0.4%
         Albertsons LLC FRS
          BTL-B
          4.50% due 08/25/2021.....................    720,626    724,590
         Albertsons LLC FRS
          BTL-B
          4.75% due 12/21/2022.....................    466,658    470,449
                                                               ----------
                                                                1,195,039
                                                               ----------
       Gambling (Non-Hotel) -- 0.7%
         Mohegan Tribal Gaming Authority FRS
          BTL-B
          5.50% due 06/15/2018.....................    821,314    819,004
         Mohegan Tribal Gaming Authority FRS
          BTL-B
          6.50% due 09/28/2023.....................    850,000    844,688
         Scientific Games International, Inc. FRS
          BTL-B2
          6.00% due 10/01/2021.....................    720,829    721,392
                                                               ----------
                                                                2,385,084
                                                               ----------
       Health Care Providers & Services -- 0.1%
         Press Ganey Holdings, Inc. FRS
          BTL
          3.25% due 09/20/2023.....................    172,000    172,224
                                                               ----------
       Hotels/Motels -- 1.6%
         Hilton Worldwide Finance LLC FRS
          BTL-B2
          3.03% to 3.21% due 10/25/2023............  4,784,308  4,815,918
         Hilton Worldwide Finance LLC FRS
          BTL
          3.50% due 10/26/2020.....................    468,006    469,343
                                                               ----------
                                                                5,285,261
                                                               ----------
       Human Resources -- 0.2%
         Team Health, Inc. FRS
          BLT-B
          3.84% due 11/23/2022.....................    714,609    717,735
                                                               ----------
       Independent Power Producers -- 0.9%
         Calpine Corp. FRS
          BTL-B5
          3.59% due 05/27/2022.....................  1,614,563  1,617,590
         NRG Energy, Inc. FRS
          BTL-B
          3.50% due 06/30/2023.....................  1,409,248  1,411,597
                                                               ----------
                                                                3,029,187
                                                               ----------

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        Insurance-Property/Casualty -- 0.2%
          Asurion LLC FRS
           BTL-B2
           4.25% due 07/08/2020................... $  406,305 $  406,739
          Asurion LLC FRS
           BTL-B-1
           5.00% due 05/24/2019...................     78,518     78,682
          Asurion LLC FRS
           BTL-B4
           5.00% due 08/04/2022...................    351,450    352,768
                                                              ----------
                                                                 838,189
                                                              ----------
        Investment Companies -- 0.5%
          RPI Finance Trust FRS
           BTL-B4
           3.59% due 11/09/2020...................    743,647    746,170
          UFC Holdings LLC FRS
           BTL
           5.00% due 08/18/2023...................    764,000    768,229
                                                              ----------
                                                               1,514,399
                                                              ----------
        Investment Management/Advisor Services -- 0.4%
          AlixPartners LLP FRS
           BTL-B
           4.50% due 07/28/2022...................  1,322,640  1,323,192
                                                              ----------
        Leisure Games -- 0.5%
          Aristocrat International Pty, Ltd. FRS
           BTL-B1
           3.50% due 10/20/2021...................  1,728,469  1,732,790
                                                              ----------
        Machinery-General Industrial -- 1.1%
          Aspen Merger Sub, Inc. FRS
           1st Lien
           5.25% due 09/27/2023...................    461,000    463,688
          Aspen Merger Sub, Inc. FRS
           2nd Lien
           9.75% due 09/27/2024...................    330,000    326,700
          Gardner Denver, Inc. FRS
           BTL
           4.25% due 07/30/2020...................  1,174,780  1,136,893
          RBS Global, Inc. FRS
           1st Lien
           4.00% due 08/21/2020...................  1,752,616  1,751,156
                                                              ----------
                                                               3,678,437
                                                              ----------
        Machinery-Pumps -- 0.2%
          NN, Inc. FRS
           BTL-B
           5.75% due 10/19/2022...................    726,332    726,786
                                                              ----------
        Medical Labs & Testing Services -- 0.7%
          American Renal Holdings, Inc. FRS
           1st Lien
           4.75% due 09/20/2019...................    345,160    341,277
          inVentiv Health, Inc. FRS
           BTL-B
           4.75% due 09/28/2023...................    756,000    756,227
          inVentiv Health, Inc. FRS
           BTL-B4
           7.75% due 05/15/2018...................    590,000    590,369
          Quorum Health Corp. FRS
           BTL
           6.75% due 04/29/2022...................    567,150    549,249
                                                              ----------
                                                               2,237,122
                                                              ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   LOANS (continued)
   Medical Products -- 0.3%
     DJO Finance LLC FRS
      BTL
      4.25% due 06/08/2020............................ $  374,220 $  366,385
     Greatbatch, Ltd. FRS
      BTL-B
      5.25% due 10/27/2022............................    700,705    690,895
                                                                  ----------
                                                                   1,057,280
                                                                  ----------
   Medical-Drugs -- 0.9%
     Capsugel Holdings US, Inc. FRS
      BTL
      4.00% due 07/31/2021............................    796,000    796,711
     Endo Lux Finance Co. FRS
      BTL
      3.75% due 09/26/2022............................    647,110    645,492
     Quintiles Transnational Corp. FRS
      BTL-B
      3.25% due 05/12/2022............................    148,125    147,940
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-BE
      5.25% due 08/05/2020............................    678,862    678,392
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-B
      5.50% due 04/01/2022............................    616,189    617,575
                                                                  ----------
                                                                   2,886,110
                                                                  ----------
   Medical-Generic Drugs -- 0.2%
     Amneal Pharmaceuticals LLC FRS
      BTL-B
      4.50% to 6.00% due 11/01/2019...................    719,050    718,151
                                                                  ----------
   Medical-HMO -- 0.1%
     MultiPlan, Inc. FRS
      BTL-B
      5.00% due 06/07/2023............................    417,153    422,144
                                                                  ----------
   Medical-Hospitals -- 1.8%
     Acadia Healthcare Co., Inc. FRS
      BTL-B
      3.75% due 02/16/2023............................    613,375    617,975
     Ardent Legacy Acquisitions, Inc. FRS
      BTL-B
      6.50% due 08/04/2021............................    499,950    497,450
     CHS/Community Health Systems, Inc. FRS
      BTL-H
      4.00% due 01/27/2021............................  1,849,338  1,814,201
     CHS/Community Health Systems, Inc. FRS
      BTL-F
      4.08% due 12/31/2018............................    252,174    250,630
     HCA, Inc, FRS
      BTL-B6
      3.77% due 03/17/2023............................    182,682    184,680
     IASIS Healthcare LLC FRS
      BTL-B2
      4.50% due 05/03/2018............................    992,268    980,485
     National Surgical Hospitals, Inc. FRS
      1st Lien
      4.50% due 06/01/2022............................    290,325    287,603
     Select Medical Corp. FRS
      BTL-F
      6.00% to 7.50% due 03/03/2021...................    796,995    803,969
     Surgery Center Holdings, Inc. FRS
      BTL - 1st Lien
      4.75% due 11/03/2020............................    726,295    726,295
                                                                  ----------
                                                                   6,163,288
                                                                  ----------

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          Medical-Outpatient/Home Medical -- 0.4%
            21st Century Oncology, Inc. FRS
             BTL
             7.13% due 04/30/2022............... $  513,500 $  480,122
            Amsurg Corp. FRS
             BTL
             3.50% due 07/16/2021...............    837,232    837,651
            National Mentor Holdings, Inc. FRS
             Tranche B
             4.25% due 01/31/2021...............    139,496    139,540
                                                            ----------
                                                             1,457,313
                                                            ----------
          Medical-Wholesale Drug Distribution -- 0.2%
            Lanai Holdings III, Inc. FRS
             BTL-B
             5.75% due 08/28/2022...............    817,000    804,745
                                                            ----------
          Miscellaneous Manufacturing -- 0.3%
            Gates Global LLC FRS
             BTL-B
             4.25% due 07/06/2021...............  1,028,419  1,011,891
                                                            ----------
          MRI/Medical Diagnostic Imaging -- 0.2%
            Surgical Care Affiliates LLC FRS
             BTL
             4.25% due 03/17/2022...............    752,453    754,021
                                                            ----------
          Non-Hazardous Waste Disposal -- 0.3%
            Waste Industries USA, Inc. FRS
             BTL-B
             3.50% due 02/27/2020...............    955,381    959,262
                                                            ----------
          Oil & Gas Drilling -- 0.1%
            Jonah Energy LLC FRS
             2nd Lien
             7.50% due 05/12/2021...............    400,000    360,000
            Paragon Offshore Finance Co. FRS
             BTL-B
             5.25% due 07/18/2021(3)............    263,655     61,519
                                                            ----------
                                                               421,519
                                                            ----------
          Oil Companies-Exploration & Production -- 0.8%
            Chesapeake Energy Corp. FRS
             BTL
             8.50% due 08/23/2021...............    181,000    189,417
            EP Energy LLC FRS
             BTL
             9.75% due 06/30/2021...............    680,000    666,400
            Fieldwood Energy LLC FRS
             1st Lien
             7.00% due 08/31/2020...............     95,382     77,498
            Fieldwood Energy LLC FRS
             2nd Lien
             8.38% due 09/30/2020...............    211,234     85,550
            Fieldwood Energy LLC FRS
             1st Lien
             8.38% due 09/30/2020...............    128,766     90,136
            MEG Energy Corp. FRS
             BTL
             3.75% due 03/31/2020...............  1,687,962  1,562,208
                                                            ----------
                                                             2,671,209
                                                            ----------

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          LOANS (continued)
          Oil-Field Services -- 0.3%
            McJunkin Red Man Corp. FRS
             BTL-B
             5.00% due 11/08/2019............... $1,063,678 $1,033,097
                                                            ----------
          Physicians Practice Management -- 0.2%
            Envision Healthcare Corp. FRS
             BTL-B2
             4.50% due 10/28/2022...............    503,198    504,692
                                                            ----------
          Professional Sports -- 0.3%
            Delta 2 Lux Sarl FRS
             BTL-B3
             4.75% due 07/30/2021...............  1,035,000  1,035,647
                                                            ----------
          Publishing-Books -- 0.3%
            McGraw-Hill Global Education
             Holdings LLC FRS
             BTL
             5.00% due 05/04/2022...............    877,800    881,750
                                                            ----------
          Racetracks -- 0.3%
            Penn National Gaming, Inc. FRS
             BTL-B
             3.25% due 10/30/2020...............  1,091,582  1,091,126
                                                            ----------
          Real Estate Investment Trusts -- 0.3%
            ESH Hospitality, Inc. FRS
             BTL-B
             3.75% due 08/30/2023...............    444,000    446,855
            MGM Growth Properties Operating
             Partnership LP FRS
             BTL-B
             4.00% due 04/25/2023...............    601,975    607,054
                                                            ----------
                                                             1,053,909
                                                            ----------
          Real Estate Management/Services -- 1.1%
            Capital Automotive LP FRS
             2nd Lien
             6.00% due 04/30/2020...............    955,000    958,581
            DTZ US Borrower LLC FRS
             1st Lien
             4.25% due 11/04/2021...............  1,481,250  1,478,165
            Realogy Group LLC FRS
             BTL-B
             3.75% due 07/20/2022...............  1,181,676  1,188,692
                                                            ----------
                                                             3,625,438
                                                            ----------
          Research & Development -- 0.2%
            Pharmaceutical Product Development
             LLC FRS
             BTL-B
             4.25% due 08/18/2022...............    537,091    538,568
                                                            ----------
          Resort/Theme Parks -- 0.1%
            Six Flags Theme Parks, Inc. FRS
             Term B
             3.34% to 5.00% due 06/30/2022......    337,908    338,611
                                                            ----------
          Retail-Arts & Crafts -- 0.4%
            Michaels Stores, Inc. FRS
             BTL-B1
             3.75% due 01/27/2023...............  1,429,781  1,433,951
                                                            ----------

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        Retail-Auto Parts -- 0.4%
          Harbor Freight Tools USA, Inc. FRS
           BTL
           4.00% due 08/19/2023.................. $1,358,000 $1,364,790
                                                             ----------
        Retail-Building Products -- 0.2%
          Siteone Landscape Supply Holdings FRS
           BTL-B
           6.25% due 04/29/2022..................    585,060    590,911
                                                             ----------
        Retail-Drug Store -- 0.2%
          Rite Aid Corp. FRS
           BTL-2
           4.88% due 06/21/2021..................    520,000    520,780
                                                             ----------
        Retail-Leisure Products -- 0.3%
          Party City Holdings, Inc. FRS
           BTL-B
           4.25% to 4.49% due 08/19/2022.........    919,416    921,550
                                                             ----------
        Retail-Major Department Stores -- 0.1%
          Hudson's Bay Co. FRS
           BTL-B
           4.75% due 09/30/2022..................    341,014    342,122
                                                             ----------
        Retail-Misc./Diversified -- 0.2%
          Leslie's Poolmart, Inc. FRS
           Company Guar. Notes
           5.25% due 08/16/2023..................    638,750    642,742
                                                             ----------
        Retail-Pet Food & Supplies -- 0.2%
          PetSmart, Inc. FRS
           BTL-B
           4.25% due 03/11/2022..................    581,638    582,365
                                                             ----------
        Rubber/Plastic Products -- 0.2%
          U.S. Farathane LLC FRS
           BTL-B2
           5.75% due 12/23/2021..................    731,455    729,169
                                                             ----------
        Schools -- 0.4%
          Laureate Education, Inc. FRS
           BTL-B
           8.16% due 03/17/2021..................  1,438,933  1,429,339
                                                             ----------
        Semiconductor Components-Integrated Circuits -- 0.3%
          Cypress Semiconductor Corp. FRS
           BTL-B
           6.50% due 07/05/2021..................    900,000    908,250
                                                             ----------
        Semiconductor Equipment -- 0.1%
          MKS Instruments, Inc. FRS
           BTL-B1
           4.25% due 05/01/2023..................    251,851    254,841
                                                             ----------
        Special Purpose Entity -- 0.2%
          Ipreo Holdings LLC
           BTL-B
           4.25% due 08/06/2021..................    880,887    834,641
                                                             ----------
        Telecom Services -- 1.3%
          Sable International Finance, Ltd. FRS
           BTL-B1
           5.59% due 12/30/2022..................    490,875    494,250
          Sable International Finance, Ltd. FRS
           BTL-B2
           5.83% due 12/30/2022..................    401,625    404,386
          SBA Senior Finance II LLC FRS
           Term B2
           3.34% due 06/10/2022..................    828,513    827,995

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

                                                  Principal     Value
                Security Description               Amount      (Note 2)
      LOANS (continued)
      Telecom Services (continued)
        Securus Technologies Holdings, Inc. FRS
         BTL-B2
         5.25% due 04/30/2020.................... $  992,500 $    978,233
        UPC Financing Partnership FRS
         BTL
         4.08% due 08/31/2024....................    926,731      930,206
        West Corp. FRS
         BTL-B12
         3.75% due 06/17/2023....................    684,074      687,494
                                                             ------------
                                                                4,322,564
                                                             ------------
      Telephone-Integrated -- 1.1%
        Level 3 Financing, Inc. FRS
         BTL-B2
         3.50% due 05/31/2022....................  3,251,000    3,268,611
        XO Communications LLC FRS
         BTL
         4.25% due 03/19/2021....................    538,945      538,776
                                                             ------------
                                                                3,807,387
                                                             ------------
      Television -- 0.5%
        Mission Broadcasting, Inc. FRS
         BTL-B2
         3.00% due 09/26/2023....................     64,227       64,521
        Sinclair Television Group, Inc. FRS
         BTL-B1
         3.50% due 07/30/2021....................    834,438      836,872
        Tribune Media Co. FRS
         BTL
         3.75% due 12/27/2020....................    878,485      882,878
                                                             ------------
                                                                1,784,271
                                                             ------------
      Theaters -- 0.1%
        CDS US Intermediate Holdings Inc. FRS
         BTL
         5.00% due 07/08/2022....................    466,290      465,707
                                                             ------------
      Total Loans
         (cost $190,187,049).....................             189,486,870
                                                             ------------
      FOREIGN GOVERNMENT OBLIGATIONS -- 0.6%
      Sovereign -- 0.6%
        City of Buenos Aires Argentina
         Senior Notes
         7.50% due 06/01/2027*...................    250,000      272,250
        Republic of Argentina
         Senior Notes
         6.25% due 04/22/2019*...................    435,000      461,318
        Republic of Argentina
         Senior Notes
         6.88% due 04/22/2021*...................    430,000      468,055
        Republic of Argentina
         Senior Notes
         7.13% due 07/06/2036*...................    755,000      799,545
                                                             ------------
      Total Foreign Government Obligations
         (cost $1,878,888).......................               2,001,168
                                                             ------------
      COMMON STOCKS+(1)(2) -- 0.0%
      Multimedia -- 0.0%
        Haights Cross Communication, Inc.
         (cost $167,305).........................     19,388            0
                                                             ------------
      PREFERRED SECURITIES -- 0.4%
      Diversified Banking Institutions -- 0.4%
        GMAC Capital Trust I FRS
         Series 2
         (cost $1,191,988).......................     46,500    1,181,565
                                                             ------------

                                                Principal     Value
                Security Description             Amount      (Note 2)
        PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.9%
        Banks-Super Regional -- 0.4%
          KeyCorp. FRS
           5.00% due 09/15/2026(10)........... $1,310,000  $  1,290,350
          SunTrust Banks, Inc. FRS
           5.63% due 12/15/2019(10)...........    110,000       113,712
                                                           ------------
                                                              1,404,062
                                                           ------------
        Diversified Banking Institutions -- 0.3%
          Citigroup, Inc. FRS
           Series T
           6.25% due 08/15/2026(10)...........    845,000       909,431
          JPMorgan Chase & Co. FRS
           Series Z
           5.30% due 05/01/2020(10)...........    110,000       111,513
                                                           ------------
                                                              1,020,944
                                                           ------------
        Insurance-Multi-line -- 0.2%
          Voya Financial, Inc. FRS
           5.65% due 05/15/2053...............    600,000       600,000
                                                           ------------
        Total Preferred Securities/Capital Securities
           (cost $3,004,425)..................                3,025,006
                                                           ------------
        WARRANTS+(1)(2)(11) -- 0.2%
        Television -- 0.2%
          ION Media Networks, Inc.
           Expires 12/18/2016
           (strike price $0.01)...............        332       401,707
          ION Media Networks, Inc.
           Expires 12/18/2016
           (strike price $0.01)...............        328       396,867
                                                           ------------
        Total Warrants
           (cost $0)..........................                  798,574
                                                           ------------
        EXCHANGE-TRADED FUNDS -- 0.9%
          SPDR Bloomberg Barclays High Yield
           Bond ETF
           (cost $3,143,877)..................     86,500  $  3,176,280
                                                           ------------
        Total Long-Term Investment Securities
           (cost $345,390,362)................              346,211,528
                                                           ------------
        TOTAL INVESTMENTS
           (cost $345,390,362)(12)............      103.1%  346,211,528
        Liabilities in excess of other assets.       (3.1)  (10,569,723)
                                               ----------  ------------
        NET ASSETS                                  100.0% $335,641,805
                                               ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $63,175,140 representing 18.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security
(1) Illiquid security. At September 30, 2016, the aggregate value of these securities was $798,574 representing 0.2% of net assets.
(2) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)  Company has filed for bankruptcy protection.
(4)  Security in default of interest.
(5)  Security in default of interest and principal at maturity.

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)

(6) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(10) Perpetual maturity -- maturity date reflects the next call date.
(11) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Fund held the following restricted securities:

                                 Shares/                         Value    % of
                    Acquisition Principal Acquisition             Per     Net
 Description           Date      Amount      Cost      Value     Share   Assets
 -----------        ----------- --------- ----------- -------- --------- ------
 Warrants
 ION Media
   Networks, Inc.
   Expires
   12/18/2016
   (strike price
   $0.01)..........  03/1/2011     332        $0      $401,707 $1,209.96  0.12%

 ION Media
   Networks, Inc.
   Expires
   12/18/2016
   (strike price    11/11/2010     327         0
   $0.01).......... 03/01/2011       1         0
                                   ---        --
                                   328         0       396,867  1,209.96  0.12
                                                      --------            ----
                                                      $798,574            0.24%
                                                      ========            ====

(12) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
DIP --Debtor-in-possession
ETF --Exchange-Traded Fund
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

        SunAmerica Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2016 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2016 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities:
  Diversified Financial Services........      $       --         $  5,274,352          $  347,069       $  5,621,421
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............              --                   --                   0                  0
  Other Industries......................              --          112,255,420                  --        112,255,420
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................              --                   --                   0                  0
  Other Industries......................              --           28,665,224                  --         28,665,224
Loans:
  Building-Residential/Commercial.......              --                   --                   0                  0
  Oil & Gas Drilling....................              --              360,000              61,519            421,519
  Other Industries......................              --          189,065,351                  --        189,065,351
Foreign Government Obligations..........              --            2,001,168                  --          2,001,168
Common Stocks...........................              --                   --                   0                  0
Preferred Securities....................       1,181,565                   --                  --          1,181,565
Preferred Securities/Capital Securities.              --            3,025,006                  --          3,025,006
Warrants................................              --                   --             798,574            798,574
Exchange Traded Funds...................       3,176,280                   --                  --          3,176,280
                                              ----------         ------------          ----------       ------------
Total Investments at Value..............      $4,357,845         $340,646,521          $1,207,162       $346,211,528
                                              ==========         ============          ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited)

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), and SunAmerica Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. The U.S. Government Fund and the Flexible Credit Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of each of the U.S. Government Securities Fund and the Flexible Credit Fund converted to Class A shares of each respective Fund.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of September 30, 2016 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

   The following tables represent the value of derivatives held as of September 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the period ended September 30, 2016. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2016, please refer to each Fund's Portfolio of Investments.

                                     Liability
                Asset Derivatives   Derivatives
                ----------------- ---------------
                     Foreign          Foreign
                    Exchange         Exchange
                    Contracts        Contracts
                ----------------- ---------------
                 Foreign Forward  Foreign Forward
                    Exchange         Exchange
Fund              Contracts(1)     Contracts(2)
----            ----------------- ---------------
Strategic Bond.      $95,102          $14,817
                     =======          =======

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                    Change in
                                   Unrealized
                 Realized Gain    Appreciation
                   (Loss) on    (Depreciation) on
                  Derivatives      Derivatives
                 Recognized in    Recognized in
                 Statement of     Statement of
                  Operations       Operations
                --------------- -----------------
                    Foreign          Foreign
                   Exchange         Exchange
                   Contracts        Contracts
                --------------- -----------------
                Foreign Forward  Foreign Forward
                   Exchange         Exchange
Fund             Contracts(1)     Contracts(2)
----            --------------- -----------------
Strategic Bond.    $(300,763)      $1,680,895
                   =========       ==========

--------
Statement of Operations Location:

(1)Net realized foreign exchange gain (loss) on other assets and liabilities
(2)Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2016:

                Average Amount
                  Outstanding
                During the Year
                ---------------
                Foreign Forward
                   Exchange
Fund             Contracts(1)
----            ---------------
Strategic Bond.   $46,677,168
                  ===========

--------
(1)Amounts represent notional amounts in US dollars.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


   There were no derivative assets and liabilities subject to Master Agreements outstanding at September 30, 2016. The repurchase agreements held by the Funds as of September 30, 2016, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

   Mortgage-Backed Dollar Rolls: During the year ended September 30, 2016, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended September 30, 2016, the Strategic Bond Fund purchased and/or sold when-issued securities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of September 30, 2016, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

                            Percentage  Principal
Fund                        Ownership    Amount
----                        ---------- -----------
U.S. Government Securities.    2.71%   $11,282,000
Strategic Bond.............    0.29      1,203,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated September 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $416,353,000, a repurchase price of $416,353,347, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal      Market
Type of Collateral     Rate      Date      Amount        Value
------------------   -------- ---------- ------------ ------------
U.S. Treasury Bonds.   7.88%  02/15/2021 $ 25,000,000 $ 32,523,450
U.S. Treasury Bonds.   8.50   02/15/2020   25,000,000   31,566,400
U.S. Treasury Bonds.   8.75   05/15/2020   25,000,000   32,738,275
U.S. Treasury Notes.   3.38   11/15/2019   98,560,000  107,353,425
U.S. Treasury Notes.   3.50   05/15/2020  200,000,000  220,500,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 -- 2014 or expected to be taken in each Fund's 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond....................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit...................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge") and the Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                Subadvisory
Fund                                                         Assets                Fees
----                                               ---------------------------- -----------
Strategic Bond....................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit...................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


   For the period ended September 30, 2016, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                         Other Expenses
Fund                                       Reimbursed
----                                     --------------
U.S. Government Securities..............    $ 89,876

                                         Class Specific
Fund                                        Expenses
----                                     --------------
U.S. Government Securities Class A......    $212,173
U.S. Government Securities Class C......      51,471

   At September 30, 2016, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

Fund                                      Other Expenses Reimbursed
----                           ------------------------------------------------
                               March 31, 2017 March 31, 2018 September 30, 2018
                               -------------- -------------- ------------------
U.S. Government Securities....    $127,894       $216,436         $ 89,876

                                      Class Specific Expenses Reimbursed
                               ------------------------------------------------
Fund                           March 31, 2017 March 31, 2018 September 30, 2018
----                           -------------- -------------- ------------------
U.S. Government Securities
 Class A......................    $211,113       $412,070         $212,173
U.S. Government Securities
 Class C......................      35,891         72,293           51,471

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended September 30, 2016, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the period ended September 30, 2016, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the period ended

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   September 30, 2016, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B       Class C
                            ---------------------------------------------------- ------------- -------------
                                                                    Contingent    Contingent    Contingent
                             Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                        Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 31,123    $ 7,982        $ 17,834        $ --         $    --       $12,263
Strategic Bond.............  143,661     55,668          63,741         106          43,588         2,469
Flexible Credit............  248,486     29,620         178,684          --              --         4,476

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2016, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                               Payable at
Fund                              Expenses September 30, 2016
----                              -------- ------------------
US Government Securities Class A. $178,240      $28,354
US Government Securities Class C.   32,715        4,973
Strategic Bond Class A...........  193,019       30,948
Strategic Bond Class B...........   34,031        5,668
Strategic Bond Class C...........  166,204       27,032
Strategic Bond Class W...........   34,350        6,013
Flexible Credit Class A..........  144,457       24,087
Flexible Credit Class C..........   72,902       12,597
Flexible Credit Class W..........  115,490       21,689

   At September 30, 2016, SunAmerica Active Allocation Portfolio and SunAmerica Multi-Asset Allocation Portfolio, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                                                Holder
                                                        ---------------------
                                                        SunAmerica SunAmerica
                                                          Active   Multi-Asset
                                                        Allocation Allocation
  Fund                                                  Portfolio   Portfolio
  ----                                                  ---------- -----------
  U.S. Government Securities . . . . . . . . . . . . ..    8.67%      13.37%
  Strategic Bond . . . . . . . . . . . ................    3.07          --
  Flexible Credit . . . . . . .........................    3.27        4.01

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended September 30, 2016 were as follows:

                             Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                            Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                          Government Securities)     Government Securities)      Securities     Securities
----                        -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.        $         --               $         --          $110,782,066   $ 81,771,913
Strategic Bond.............         153,063,491                217,838,372           316,025,563    255,480,422
Flexible Credit............         132,813,182                 77,092,498                    --             --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, distributions payable, deferred compensation plans, amortization of premium/discount and treatment of defaulted securities.

                                     Distributable Earnings               Tax Distributions
                                For the year ended March 31, 2016     For the year ended March 31, 2016
                            ----------------------------------------  ---------------------------------
                                         Long-term      Unrealized
                             Ordinary  Gains/Capital   Appreciation    Ordinary         Long-Term
Fund                          Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  481,941  $(11,882,338)  $  6,747,202   $ 3,189,102          $--
Strategic Bond.............    356,714   (61,012,609)   (16,453,517)   16,390,428           --
Flexible Credit............  1,132,885   (58,512,325)   (10,246,257)    9,686,069           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   As of March 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                        Capital Loss Carryforward+      Unlimited+
                                        -------------------------- ---------------------
Fund                                       2017         2018           ST         LT
----                                     ----------   -----------  ---------- ----------
U.S. Government Securities............. $       --   $        --   $8,832,105 $3,050,233
Strategic Bond.........................         --    49,688,392    2,433,730  8,890,487
Flexible Credit........................  9,384,737    41,322,811    1,504,166  6,300,611

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, a Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2016, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                            Deferred     Deferred
                              Deferred    Post-October Post-October
                              Late Year    Short-Term   Long-Term
Fund                        Ordinary Loss Capital Loss Capital Loss
----                        ------------- ------------ ------------
U.S. Government Securities.  $       --    $   27,620   $  517,775
Strategic Bond.............   1,517,537     2,616,057    8,247,774
Flexible Credit............          --     1,418,217    1,719,068

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  Aggregate    Aggregate   Unrealized
                                  Unrealized   Unrealized  Gain/(Loss)   Cost of
Fund                                 Gain         Loss         Net     Investments
----                              ----------- -----------  ----------- ------------
U.S. Government Securities....... $ 9,789,543 $(1,914,687) $7,874,856  $195,708,842
Strategic Bond...................  12,872,782  (9,397,413)  3,475,369   401,799,832
Flexible Credit Bond.............   7,486,534  (7,088,531)    398,003   345,813,525

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                          U.S. Government Securities Fund
                ---------------------------------------------------
                                      Class A
                ---------------------------------------------------
                         For the
                    six months ended               For the
                   September 30, 2016             year ended
                       (unaudited)              March 31, 2016
                ------------------------  -------------------------
                  Shares       Amount        Shares       Amount
                ----------  ------------  -----------  ------------
Shares
 sold..........  3,469,640  $ 33,525,297    3,180,760  $ 30,402,860

 Reinvested
 dividends.....    129,019     1,242,556      270,193     2,586,420
Shares
 redeemed...... (1,737,817)  (16,735,743)  (6,403,106)  (61,225,580)
                ----------  ------------  -----------  ------------
Net
 increase
 (decrease)....  1,860,842  $ 18,032,110   (2,952,153) $(28,236,300)
                ==========  ============  ===========  ============

                          U.S. Government Securities Fund
                ---------------------------------------------------
                                      Class C
                ---------------------------------------------------
                         For the
                    six months ended               For the
                   September 30, 2016             year ended
                       (unaudited)              March 31, 2016
                ------------------------  -------------------------
                  Shares       Amount        Shares       Amount
                ----------  ------------  -----------  ------------
Shares
 sold..........    316,771  $  3,044,053    2,452,847  $ 23,409,209

 Reinvested
 dividends.....     13,268       127,722       25,490       243,879
Shares
 redeemed......   (607,355)   (5,834,461)  (1,643,682)  (15,692,131)
                ----------  ------------  -----------  ------------
Net
 increase
 (decrease)....   (277,316) $ (2,662,686)     834,655  $  7,960,957
                ==========  ============  ===========  ============

                                                            Strategic Bond
                ------------------------------------------------------------------------------------------------------
                                      Class A                                             Class B
                ---------------------------------------------------  -------------------------------------------------
                         For the                                             For the
                    six months ended               For the               six months ended              For the
                   September 30, 2016             year ended            September 30, 2016           year ended
                       (unaudited)              March 31, 2016             (unaudited)             March 31, 2016
                ------------------------  -------------------------  -----------------------  ------------------------
                  Shares       Amount        Shares       Amount       Shares       Amount      Shares       Amount
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares
 sold(1)(2)....  2,800,857  $  9,441,543   11,811,127  $ 39,450,903     753,660  $ 2,556,404   1,109,451  $  3,647,483

 Reinvested
 dividends.....    840,307     2,841,728    2,121,593     7,060,743     111,760      377,868     287,331       954,645
Shares
 redeemed(1)(2) (6,967,942)  (23,537,778) (27,771,848)  (93,474,978) (1,275,976)  (4,290,618) (3,308,675)  (11,047,375)
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease).... (3,326,778) $(11,254,507) (13,839,128) $(46,963,332)   (410,556) $(1,356,346) (1,911,893) $ (6,445,247)
                ==========  ============  ===========  ============  ==========  ===========  ==========  ============

                                                            Strategic Bond
                ------------------------------------------------------------------------------------------------------
                                      Class C                                             Class W
                ---------------------------------------------------  -------------------------------------------------
                         For the                                             For the
                    six months ended               For the               six months ended              For the
                   September 30, 2016             year ended            September 30, 2016           year ended
                       (unaudited)              March 31, 2016             (unaudited)             March 31, 2016
                ------------------------  -------------------------  -----------------------  ------------------------
                  Shares       Amount        Shares       Amount       Shares       Amount      Shares       Amount
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares
 sold..........  1,882,484  $  6,392,138    4,799,228  $ 15,900,642   2,469,828  $ 8,379,733   9,165,702  $ 31,407,808

 Reinvested
 dividends.....    452,683     1,535,564    1,188,650     3,965,886     110,515      373,687     253,845       842,281
Shares
 redeemed...... (4,877,692)  (16,491,150) (12,615,217)  (42,009,648) (1,896,114)  (6,397,020) (4,726,445)  (15,653,382)
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease).... (2,542,525) $ (8,563,448)  (6,627,339) $(22,143,120)    684,229  $ 2,356,400   4,693,102  $ 16,596,707
                ==========  ============  ===========  ============  ==========  ===========  ==========  ============

--------
(1)For the six months ended September 30, 2016, includes automatic conversion of 97,813 shares of Class B shares in the amount of $328,405 to 97,786 shares of Class A shares in the amount of $328,405.
(2)For the year ended March 31, 2016, includes automatic conversion of 239,551 shares of Class B shares in the amount of $798,621 to 239,551 shares of Class A shares in the amount of $798,621.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)


                            Flexible Credit Fund
            ----------------------------------------------------
                                   Class A
            ----------------------------------------------------
                     For the
                 six months ended               For the
                September 30, 2016             year ended
                   (unaudited)               March 31, 2016
            -------------------------  -------------------------
               Shares       Amount        Shares       Amount
            -----------  ------------  -----------  ------------
Shares
 sold......  11,068,850  $ 37,180,017   28,006,173  $ 94,181,643

 Reinvested
 dividends.     712,978     2,411,620    1,280,817     4,286,740
Shares
 redeemed..  (8,352,123)  (28,029,986) (27,862,342)  (94,089,799)
            -----------  ------------  -----------  ------------
Net
 increase
 (decrease) $ 3,429,705  $ 11,561,651    1,424,648  $  4,378,584
            ===========  ============  ===========  ============

                                                       Flexible Credit Fund
            ---------------------------------------------------------------------------------------------------------
                                   Class C                                              Class W
            ----------------------------------------------------  ---------------------------------------------------
                     For the                                               For the
                 six months ended               For the               six months ended               For the
                September 30, 2016             year ended            September 30, 2016             year ended
                   (unaudited)               March 31, 2016              (unaudited)              March 31, 2016
            -------------------------  -------------------------  ------------------------  -------------------------
               Shares       Amount        Shares       Amount       Shares       Amount        Shares       Amount
            -----------  ------------  -----------  ------------  ----------  ------------  -----------  ------------
Shares
 sold......   3,856,919  $ 13,080,867   11,931,449  $ 40,650,007  13,367,594  $ 45,182,005   34,047,527  $115,125,832

 Reinvested
 dividends.     240,413       818,143      448,842     1,510,779     354,474     1,200,076      377,753     1,259,129
Shares
 redeemed..  (2,241,925)   (7,597,202)  (6,713,380)  (22,403,219) (5,457,968)  (18,443,747) (10,903,475)  (36,221,129)
            -----------  ------------  -----------  ------------  ----------  ------------  -----------  ------------
Net
 increase
 (decrease)   1,855,407  $  6,301,808    5,666,911  $ 19,757,567   8,264,100  $ 27,938,334   23,521,805  $ 80,163,832
            ===========  ============  ===========  ============  ==========  ============  ===========  ============

Note 7. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company "State Street", the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the six months ended September 30, 2016, the following Funds had borrowings:

                                                  Average   Weighted
                               Days     Interest    Debt    Average
Fund                        Outstanding Charges   Utilized  Interest
----                        ----------- -------- ---------- --------
U.S. Government Securities.      2       $  257  $2,647,390   1.76%
Flexible Credit............     70        4,732   1,395,089   1.73

   At September 30, 2016, the following fund had an outstanding borrowing:

Fund               Amount
----             ----------
Flexible Credit. $1,211,297

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2016 -- (unaudited) (continued)

   allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2016, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2016 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica"), PineBridge Investments LLC ("PineBridge") and Newfleet Asset Management, LLC ("Newfleet," and together with PineBridge, the "Subadvisers"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2017 at an in-person meeting held on June 7-8, 2016 (the "Meeting"). The Trust currently consists of the following three separate Funds: SunAmerica Flexible Credit Fund ("Flexible Credit Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund") and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund and the Subadvisory Agreement between SunAmerica and Newfleet with respect to the Flexible Credit Fund (the "Subadvisory Agreements" and together with the Advisory Agreement, the "Agreements") for a one-year period ending June 30, 2017.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included, as applicable: (a) a summary of the services provided or to be provided, as applicable, by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and the Subadvisers' risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2016 -- (unaudited) (continued)

has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2016, SunAmerica managed, advised and/or administered approximately $79.5 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Funds. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' Prospectuses. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in each Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2016. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

U.S. Government Securities Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board considered that a new management team within SunAmerica assumed responsibility for day-to-day management of the Fund, effective July 2014. The Board noted management's discussion of the Fund's performance, including continued monitoring of the Fund and concluded that the Fund's performance was being addressed.

Flexible Credit Fund. The Board considered that the Fund's performance was above the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund outperformed its Broadridge Index for the one- and three-year periods. The Board noted management's discussion of the Fund's performance and that effective October 1, 2014, the

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2016 -- (unaudited) (continued)

Fund changed its name and certain of the Fund's principal investment strategies and techniques, and Newfleet was appointed as the subadviser to the Fund. The Board concluded that the Fund's performance was satisfactory.

Strategic Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods and that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and that the Board had approved certain changes to the Fund's principal investment strategy effective July 29, 2014, and concluded that the Fund's performance was being addressed.

Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in each Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fee category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in each Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the U.S. Government Securities Fund are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with a peer groups consisting of funds underlying variable insurance products. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Funds' Peer Groups and/or Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2016 -- (unaudited) (continued)


The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds. The Board then noted that the subadvisory fee paid by SunAmerica to PineBridge was reasonable as compared to fees PineBridge receives for other mutual funds and accounts for which it serves as adviser or subadviser. The Board also noted that Newfleet indicated that it does not serve as adviser or subadviser to any fund or account with a similar investment policy as the Flexible Credit Fund.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Flexible Credit Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. The Board also considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board considered whether SunAmerica and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers' financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2016 -- (unaudited) (continued)

the Funds at certain levels. The Board observed that those expense caps and fee waivers benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2017. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
   Officers                   Trust uses to           holdings with the U.S.
    John T. Genoy, President  determine how to vote   Securities and
    James Nichols, Vice       proxies relating to     Exchange Commission
      President               secu-rities held in a   for its first and
    Gregory N. Bressler,      Fund's portfolio,       third fiscal quarters
      Secretary               which is available in   on Form N-Q. The
    Kathleen Fuentes, Chief   the Trust's Statement   Trust's Forms N-Q are
      Legal Officer and       of Additional           available on the
      Assistant Secretary     Information, may be     U.S. Securities and
    Gregory R. Kingston,      ob-tained without       Exchange Commis-sion
      Treasurer               charge upon request,    website at
    Donna McManus, Vice       by calling (800)        www.sec.gov. You can
      President and           858-8850. The           also review and obtain
      Assistant Treasurer     in-formation is also    copies of the Forms
    Shawn Parry, Vice         available from the      N-Q at the U.S.
      President and           EDGAR database on the   Securities and
      Assistant Treasurer     U.S. Secu-rities and    Exchange Commission
    Matthew J. Hackethal,     Exchange Commission's   Public Refer-ence Room
      Acting Chief            website at              in Washington DC
      Compliance Officer,     http://www.sec.gov.     (information on the
      Anti-Money Laundering   DELIVERY OF             operation of the
      Compliance Officer      SHAREHOLDER DOCUMENTS   Public Reference Room
   Investment Adviser         The Funds have adopted  may be ob-tained by
    SunAmerica Asset          a policy that allows    calling
      Management, LLC         them to send only one   1-800-SEC-0330).
    Harborside Financial      copy of a Fund's        PROXY VOTING RECORD ON
      Center                  prospectus, proxy       SUNAMERICA INCOME FUNDS
    3200 Plaza 5              material, annual        Information regarding
    Jersey City, NJ           report and semi-annual  how the Funds voted
      07311-4992              report (the             proxies relating to
   Distributor                "shareholder            securities held in the
    AIG Capital Services,     documents") to          Funds during the most
      Inc.                    shareholders with       recent twelve month
    Harborside Financial      multiple accounts       period ended June 30
      Center                  residing at the same    is available, once
    3200 Plaza 5              "household." This       filed with the U.S.
    Jersey City, NJ           practice is called      Securities and
      07311-4992              householding and        Exchange Commission,
   Shareholder Servicing      reduces Fund expenses,  without charge, upon
   Agent                      which benefits you and  request, by calling
    SunAmerica Fund           other shareholders.     (800) 858-8850 or on
      Services, Inc.          Unless the Funds        the U.S. Securities
    Harborside Financial      receive instructions    and Exchange
      Center                  to the con-trary, you   Commission's website
    3200 Plaza 5              will only receive one   at http://www.sec.gov.
    Jersey City, NJ           copy of the             This report is
      07311-4992              shareholder documents.  submitted solely for
   Custodian and Transfer     The Funds will          the general
   Agent                      continue to household   information of
    State Street Bank and     the share-holder        shareholders of the
      Trust Company           documents               Funds. Distribution of
    One Lincoln Street        indefinitely, until we  this report to persons
    Boston, MA 02111          are instructed          other than
                              otherwise. If you do    shareholders of the
                              not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)    The accompanying
                              and your account        report has not been
                              number(s) to            audited by independent
                              SunAmerica Mutual       accountants and
                              Funds c/o BFDS, P.O.    accordingly no
                              Box 219186, Kansas      opinions have been
                              City MO, 64121-9186.    expressed thereon.
                              We will resume
                              individual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

INSAN - 9/16

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
          Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 8, 2016

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: December 8, 2016